Registration No. 333-72913

Registration No. 811-21887

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES

ACT OF 1933	/ /

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 28	/ X /
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	/ /

Amendment No. 26	/ X /

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT A

(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

                                                                          720 East Wisconsin Avenue, Milwaukee, Wisconsin                                         53202

                                                                          (Address of Depositor’s Principal Executive Offices)                                         (Zip Code)

Depositor’s Telephone Number, including Area Code                 414-271-1444

Raymond J. Manista, General Counsel and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Michael J. Mazza, Assistant General Counsel

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-2052

Approximate Date of Proposed Public Offering                                 Continuous

It is proposed that this filing will become effective (check appropriate space)

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2014 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Interests in Individual Flexible Payment Variable Annuity Contracts

Prospectus

May 1, 2014

Flexible Payment Variable Annuity

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account A

This prospectus describes an individual flexible payment variable annuity contract (the “Contract”) designed for use by self-employed persons and their eligible employees in tax-qualified retirement plans. The Contract provides for accumulation of Contract Value on a variable and/or a fixed basis and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.	Fidelity® Variable Insurance Products
Growth Stock Portfolio	VIP Mid Cap Portfolio
Focused Appreciation Portfolio	VIP Contrafund® Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio	Neuberger Berman Advisers Management Trust
Large Company Value Portfolio	Socially Responsive Portfolio
Domestic Equity Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio	Russell Investment Funds
Index 400 Stock Portfolio	Multi-Style Equity Fund
Mid Cap Value Portfolio	Aggressive Equity Fund
Small Cap Growth Stock Portfolio	Global Real Estate Securities Fund
Index 600 Stock Portfolio	Non-U.S. Fund
Small Cap Value Portfolio	Core Bond Fund
International Growth Portfolio
Research International Core Portfolio
International Equity Portfolio	Russell Investment Funds LifePoints®
Emerging Markets Equity Portfolio	Variable Target Portfolio Series
Money Market Portfolio	Moderate Strategy Fund
Short-Term Bond Portfolio	Balanced Strategy Fund
Select Bond Portfolio	Growth Strategy Fund
Long-Term U.S. Government Bond Portfolio	Equity Growth Strategy Fund
Inflation Protection Portfolio
High Yield Bond Portfolio
Multi-Sector Bond Portfolio	Credit Suisse Trust
Balanced Portfolio	Commodity Return Strategy Portfolio
Asset Allocation Portfolio

Fixed Options

Guaranteed Interest Fund 1	Guaranteed Interest Fund 8

The Contract (including the fixed options) and the variable options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. You could lose the money you invest in this Contract. All contractual guarantees (including the fixed options) are contingent upon the claims-paying ability of the Company.

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans.

More information about the Contract and NML Variable Annuity Account A (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2014, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contracts, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant.

Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable income plan; (2) a fixed income plan; or (3) in cash.

Annuity Unit—An accounting unit of measure representing the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Beneficiary—A person who receives payments under the Contract upon the death of the Annuitant before the Maturity Date provided that the Annuitant was an Owner of the Contract at the time of death.

Contract—The agreement between you and us described in this variable annuity prospectus. During the Accumulation Period of the Contract, you may invest and any earnings on your investment will accumulate on a tax-deferred basis. During the Annuitization Period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.

Contract Value—The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (2) the sum of your amounts allocated to any Guaranteed Account, plus credited interest; less (3) any withdrawals from any Guaranteed Account and any applicable Market Value Adjustment or charges under the Contract deducted from any Guaranteed Account.

Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the 1940 Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Account—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a “Guaranteed Period”).

Income Plan—An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan.”

Market Value Adjustment—An amount that may be credited (or charged) upon a withdrawal from a multi-year Guaranteed Account before the end of a Guaranteed Period.

Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments cease and Annuity Payments become payable.

Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the retirement plan, but may be the employer, the Annuitant, or another person.

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Required Minimum Distribution (“RMD”)—A minimum amount that federal tax law requires be withdrawn from an annuity each year.

Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.

This prospectus describes two versions of the Flexible Payment Variable Annuity contract: a front-load version (in which a sales charge is assessed when purchase payments are made) and a back-load version (in which a sales charge is assessed if and when amounts are withdrawn).

Account A Prospectus	1

Fee and Expense Tables

Contract Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy, surrender, or withdraw from the Contract. On the right side of these tables we show the fees and expenses that you will pay daily and periodically during the time that you own the Contract, not including the annual operating expenses of the Portfolios (the range of which is shown in the table that follows). These tables do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so. These tables do not include any withdrawal charges that may apply upon withdrawals from a Guaranteed Interest Fund 8. (See “Fixed Options”)

Front-Load Contract (in which a sales charge is assessed when purchase payments are made)

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Maximum Sales Load	4.5%
Withdrawal Charge	None
Transfer Fee	None
Expedited Delivery Charge[2]	$17

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	0.75%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	0.75%
Current Mortality and Expense Risk Fees[1]	0.50%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	0.50%

Annual Contract Fee[3]
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit (EDB)
Maximum Charge (as a percentage of the entire benefit)[4]	0.40%

Back-Load Contract (in which a sales charge is assessed if and when amounts are withdrawn)

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Sales Load	None
Maximum Withdrawal Charge for Sales Expenses	6%
Transfer Fee	None
Expedited Delivery Charge[2]	$17

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	1.50%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	1.50%
Current Mortality and Expense Risk Fees[1]	1.25%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	1.25%

Annual Contract Fee[3]
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit (EDB)
Maximum Charge (as a percentage of the entire benefit)[4]	0.40%

[1]	We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate of 0.75% for the front-load Contract, 1.50% for the back-load Contract Class B Accumulation Units and 0.75% for back-load Contract Class A Accumulation Units. Under the back-load Contract, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract Anniversary if the Contract Value is at least $25,000 and the Class B Accumulation Units are no longer subject to a withdrawal charge. For further information on Class B and Class A Accumulation Units, see “Mortality Rate and Expense Risk Charges—Reduction of Charges.”
[2]	For express mail delivery with signature required; the express mail delivery charge without signature is $15. We also charge $15 for wire transfers in connection with withdrawals.
[3]	We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future.
[4]	The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the highest Contract Value on any Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.

2	Account A Prospectus

Range of Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2013. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)*	0.22%	1.46%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement**	0.22%	1.40%

*	For certain Portfolios, certain expenses were reimbursed or fees waived during 2013. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio operating expenses would have ranged from a minimum of 0.22% to a maximum of 1.40%.
**	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. The Examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

Examples

Back-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and surrender or annuitization, just before the end of each time period, to a fixed income plan with a certain period of less than 12 years (i.e., where a withdrawal charge would apply))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$914	$1,623	$2,154	$3,685
Minimum Total Annual Portfolio Operating Expenses	$821	$1,283	$1,571	$2,515

Back-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and assuming no surrender, no annuitization, or assuming an annuitization to a variable income plan (i.e., where a withdrawal charge would not apply))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$314	$1,023	$1,754	$3,685
Minimum Total Annual Portfolio Operating Expenses	$221	$683	$1,171	$2,515

Back-Load Contract Without the Enhanced Death Benefit—(assuming a surrender or annuitization, just before the end of each time period, to a fixed income plan with a certain period of less than 12 years (i.e., where a withdrawal charge would apply))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$873	$1,502	$1,955	$3,307
Minimum Total Annual Portfolio Operating Expenses	$780	$1,158	$1,360	$2,085

Back-Load Contract Without the Enhanced Death Benefit—(assuming no surrender, no annuitization, or assuming an annuitization to a variable income plan (i.e., where a withdrawal charge would not apply))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$273	$902	$1,555	$3,307
Minimum Total Annual Portfolio Operating Expenses	$180	$558	$960	$2,085

Front-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$674	$1,200	$1,752	$3,250
Minimum Total Annual Portfolio Operating Expenses	$584	$867	$1,172	$2,033

Account A Prospectus	3

Front-Load Contract Without the Enhanced Death Benefit

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$634	$1,082	$1,554	$2,857
Minimum Total Annual Portfolio Operating Expenses	$545	$745	$962	$1,586

The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. For the back-load Contract, the mortality and expense risk charge and the withdrawal charge depend on the length of time amounts have been held under the Contract and the size of the amounts held. (See “Mortality Rate and Expense Risk Charges—Reduction of the Charges” and “Withdrawal Charges—Withdrawal Charge Rates.”) We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate of 0.75% for the front-load Contract and 1.50% for the back-load Contract. The expense numbers shown in the tables reflect the withdrawal charge and the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges. The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (0.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.00% for the front-load Contract and 0.05% for the back-load Contract based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2013.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Portfolios and the assessment of Separate Account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix B of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to Contract Value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, WI 53202, or use the coupon provided at the back of this Prospectus. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $217 billion as of December 31, 2013. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

In addition to your fixed account allocations, General Account assets are used to guarantee the payment of certain benefits under the Contracts, including death benefits. To the extent that we are required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists

4	Account A Prospectus

largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional

Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account

We established the NML Variable Annuity Account A (the “Separate Account”) on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the 1940 Act.

You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:

•	Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.
•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

•	Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.

•	Transfer cash from time to time between the Company’s general account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.

•	Transfer assets of the Separate Account in excess of reserve requirements applicable to Contracts supported by the Separate Account to the Company’s General Account.

•	Add, delete or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•	Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options

The Contract offers a variety of variable and fixed investment options selected by the Company, but it does not endorse or recommend a particular option nor does it provide investment advice. You are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances. After your initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose your money. The amounts invested in the fixed options earn interest for a specified period at a rate we declare from time to time; the principal and interest rate are guaranteed by the Company and are subject to the claims-paying ability of the Company.

Account A Prospectus	5

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; the Russell Investment Funds; and the Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest. Note: If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Northwestern Mutual Series Fund, Inc.    The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund, Inc. is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees a number of asset management firms under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectuses for the Northwestern Mutual Series Fund, Inc. for more information.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	The Boston Company Asset Management, LLC
Focused Appreciation Portfolio	Long-term growth of capital	Janus Capital Management LLC
Large Cap Core Stock Portfolio	Long-term growth of capital and income	Fayez Sarofim & Co.
Large Cap Blend Portfolio	Long-term growth of capital and income	Fiduciary Management, Inc.
Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Delaware Investment Fund Advisers, a series of Delaware Management Business Trust
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	William Blair & Company, L.L.C.
Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P MidCap 400® Stock Price Index	N/A
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.
Small Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company, LLP
Index 600 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	N/A
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
International Growth Portfolio	Long-term growth of capital	Janus Capital Management LLC

6	Account A Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
International Equity Portfolio	Long-term growth of capital; any income realized will be incidental	Templeton Investment Counsel, LLC
Emerging Markets Equity Portfolio	Capital appreciation	Massachusetts Financial Services Company
Money Market Portfolio	Maximum current income to the extent consistent with liquidity and stability of capital*	N/A
Short-Term Bond Portfolio	To provide as high a level of current income as is consistent with prudent investment risk	N/A
Select Bond Portfolio	To provide as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	N/A
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
High Yield Bond Portfolio	High current income and capital appreciation**	N/A
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

*	Although the Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
**	High yield bonds are commonly referred to as junk bonds.

Fidelity® Variable Insurance Products    The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company (“FMR”). The following affiliates of FMR also assist with foreign investments: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	FMR Co., Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	FMR Co., Inc.

Neuberger Berman Advisers Management Trust    The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Management LLC.

Portfolio	Investment Objective	Sub-adviser
Socially Responsive Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s financial criteria and social policy	Neuberger Berman, LLC

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company (“Russell”), and an affiliate of Russell, the Russell Investment Management Company (“RIMCo”). RIMCo is the investment adviser of the Russell Investment Funds. Russell is our majority-owned subsidiary.

Account A Prospectus	7

Portfolio	Investment Objective
Multi-Style Equity Fund	Long-term growth of capital
Aggressive Equity Fund	Long-term growth of capital
Global Real Estate Securities Fund	Current income and long-term growth of capital
Non-U.S. Fund	Long-term growth of capital
Core Bond Fund	Current income and, as a secondary objective, capital appreciation
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	High current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long-term capital appreciation with low current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long-term capital appreciation

Credit Suisse Trust    The Commodity Return Strategy Portfolio is a series of Credit Suisse Trust. The Separate Account buys shares of the Portfolio, the investment adviser for which is Credit Suisse Asset Management, LLC.

Portfolio	Investment Objective
Commodity Return Strategy Portfolio	Total Return

Payments We Receive    We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Northwestern Mutual Series Fund, Inc. and the Russell Investment Funds have been included in part because they are managed by subsidiaries of the Company.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates which is generally a positive factor when selecting Portfolios. However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Contract. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur for services performed on behalf of the Contracts and the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions    Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions. Subject

8	Account A Prospectus

to our requirements and availability, your Financial Representative may provide us with instructions on your behalf involving the allocation and transfer of Accumulation Value of your Contract among the available investment options, subject to our rules, including the restrictions on short term and excessive trading discussed below.

We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), your request will receive same-day pricing. If we receive your request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount of Accumulation Units which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. There is no minimum transfer amount for Annuity Units.

Before the Maturity Date, you may transfer amounts which you have invested in a Guaranteed Account to any Division of the Separate Account, and you may transfer the value of Accumulation Units in any Division of the Separate Account to a Guaranteed Account for investment on a fixed basis, subject to the restrictions described in the Contract. (See “The Guaranteed Accounts.”)

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Owners and other persons who may have material rights under the Contract (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two or more such round trip transfers within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations. Once a Contract is restricted, we will allow one additional transfer into the Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and

Account A Prospectus	9

procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts.

Fixed Options

During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts of different durations (“Guaranteed Accounts”), provided they are available in your state and under your Contract: the Guaranteed Interest Fund 1 (“GIF 1”) (formerly referred to as the “Guaranteed Interest Fund”) and the Guaranteed Interest Fund 8 (“GIF 8”). Your ability to make investments in a Guaranteed Account may also be limited by state law. Currently, neither GIF 1 nor GIF 8 is available in Contracts subject to New York law. For Contracts subject to Vermont and Maryland law sold before May 1, 2013, no investments may be applied to GIF 8 after the first Contract anniversary. To find out if a Guaranteed Account is available in your state and under your Contract, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

Except where noted above, GIF 1 is available for investment under both front-load and back-load Contracts. GIF 8 is only available under back-load Contracts. Guaranteed Accounts are not available after annuitization. We reserve the right to discontinue offering all Guaranteed Accounts or a Guaranteed Account of a particular duration. We also reserve the right to offer additional multi-year Guaranteed Accounts from time to time. The effective date of an investment in a Guaranteed Account is determined in the same manner that the effective date for an investment in the Divisions of the Separate Account is determined.

Interest is credited and compounded daily on amounts you invest in a Guaranteed Account at a rate that we declare (“Declared Rate”), in our discretion, for a guaranteed period that we specify (“Guaranteed Period”). The Declared Rate will not be less than a minimum guaranteed annual effective rate of 0.50% (or a higher rate if required by applicable state law). We also guarantee that the cash value of your investment in the Guaranteed Accounts will not be less than a minimum amount determined by a formula that complies with applicable state insurance nonforfeiture law. For GIF 1, the Declared Rate will be effective for a Guaranteed Period equal to the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract. For GIF 8, the Declared Rate will be effective for a Guaranteed Period ending eight years from the effective date; provided, however, an investment in GIF 8 is not permitted if the Guaranteed Period would extend beyond the Maturity Date of the Contract.

Upon expiration of a Guaranteed Period for GIF 1, we will apply a new Declared Rate for a new one-year Guaranteed Period. Upon expiration of a Guaranteed Period for GIF 8, any amounts remaining in that Guaranteed Account will be transferred to the Money Market Division of the Separate Account unless you otherwise instruct us to allocate the amounts to a Division(s) of the Separate Account or a new Guaranteed Period for either GIF 1 or GIF 8.

Moving into a Guaranteed Account    You may make an initial investment in a Guaranteed Account by applying all or part of a Net Purchase Payment or an amount transferred from Divisions of the Separate Account or another Guaranteed Account. Subject to the limitations described below, you may make additional investments in GIF 1 at any time prior to the Maturity Date of the Contract. No additional transfers may be made into a GIF 1 for 90 days following a transfer out of a GIF 1. Additional investments in GIF 8 are not permitted without our consent. Currently, we permit additional investments in GIF 8 that represent proceeds from Internal Revenue Code Section 1035 exchanges or rollovers, provided (i) you inform us at the time of your initial investment in the Contract, and (ii) that such proceeds are received by us within 90 days (or whatever period that may be required under applicable state law) thereafter. Interest will accrue on those proceeds from the date of receipt, but they will be treated for all other purposes the same as your initial investment. Subject to this limited exception, if you direct us to make additional investments in GIF 8, they will be invested in the Money Market Division.

Moving out of a Guaranteed Account    Transfers from Guaranteed Accounts are subject to certain limits. No transfers from GIF 8 are permitted during the first four years following the start of a Guaranteed Period. After a transfer is made from a Guaranteed Account, no additional transfers may be made

10	Account A Prospectus

from that Guaranteed Account for a period of 365 days. Additionally, the maximum amount of Accumulation Value that may be transferred from a Guaranteed Account in a single transfer may not be more than the greater of (i) 25% of the Accumulation Value of the Guaranteed Account on the preceding Contract anniversary date, or (ii) the amount of the most recent transfer from that Guaranteed Account. (For Contracts issued prior to March 31, 2000, the percentage limit by the terms of the Contract is 20%, but our current practice, which we may change without notice to you, is to permit up to 25%.) In no event may the amount of a single transfer from a Guaranteed Account be less than $1,000, nor greater than $50,000. (The $50,000 limit does not apply to Contracts subject to New York law.) These limitations on individual transfers do not apply to transfers from GIF 8 at the end of a Guaranteed Period. These transfer limitations can be illustrated as follows:

Amount of initial deposit into a GIF	Maximum amount you can transfer annually	Total number of years until initial deposit can be transferred completely
$25,000	$6,250	4 years
$75,000	$18,750	4 years
$100,000	$25,000	4 years

Withdrawal Charge    Maturity benefits and withdrawals under a back-load Contract are subject to the withdrawal charge described under “Deductions—Withdrawal Charges.” Because the withdrawal charge will affect the amount available for withdrawal, you should carefully consider its effect before investing in, and making a withdrawal from, the Contract.

The withdrawal charge applicable to withdrawals from GIF 8 during the first four years of a Guaranteed Period differs from that which is applicable to other withdrawals in several respects. First, the charge applies to withdrawals from GIF 8 during the first four years of each and every Guaranteed Period. Second, during those four years it applies to the Accumulation Value, rather than to Net Purchase Payments. During the first three years of a Guaranteed Period, the withdrawal charge equals 6% of the amount of the Accumulation Value withdrawn. During the fourth year, the charge equals 5% of the amount of the Accumulation Value withdrawn. Net Purchase Payments that are subject to the withdrawal charge are reduced by an amount equal to that portion of the Accumulation Value withdrawn from GIF 8 during the first four years, beginning with the highest withdrawal charge category and rate.

Market Value Adjustment (GIF 8 Only)    Transfers and withdrawals (but not payments of Contract fees or payments due to the death of the Primary Annuitant) made from GIF 8 prior to the end of a Guaranteed Period will be charged or credited with a market value adjustment (“MVA”). No MVA will apply if you do not transfer or withdraw amounts from GIF 8 before the end of a Guaranteed Period. The amount of the MVA will depend upon the difference, if any, between the seven-year Constant Maturity Treasury interest rate in effect on the second-to-last business day of the month preceding the start of the Guaranteed Period and an interest rate, in effect on the second-to-last business day of the month preceding the date of the transfer or withdrawal, equal to the Constant Maturity Treasury interest rate for the period closest to the time remaining in the Guaranteed Period (but not less than one year). If the rate in effect at that time exceeds the seven-year rate preceding the start of the Guaranteed Period, the MVA will be negative and decrease the amount available for transfer or withdrawal from GIF 8. If the opposite is true, the MVA will be positive and increase such amount. For Contracts issued in TX or AL sold prior to May 1, 2013, the MVA formula may differ; read your Contract for specific details.

In no event will the MVA increase or decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to GIF 8 since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled the Nonforfeiture Rate during that same time period. The Nonforfeiture Rate is a rate defined in the Contract and is based on the five-year Constant Maturity Treasury interest rate on the second-to-last business day of the month preceding the start of the Guaranteed Period during which the transfer or withdrawal is made. In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA. Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under applicable state law, you should carefully consider its effect before making a transfer or withdrawal from GIF 8 prior to the end of a Guaranteed Period.

To calculate the MVA for your contract, use the following formula:

A x [(1+B)n / (1+C)n -1] where;

A	=	the Account Value being withdrawn or transferred from GIF 8;
B	=	the 7-year Constant Maturity Treasury Rate reported by the Federal Reserve as of the second-to-last Valuation Date of the month preceding the month in which the declared interest rate first became effective;
C	=	the Constant Maturity Treasury Rate reported by the Federal Reserve as of the second-to-last Valuation Date of the month preceding the month of the withdrawal or transfer for the duration nearest the time remaining in the Guaranteed Period but not less than one year; and
n	=	the number of years, including fractional years, remaining in the Guaranteed Period.

In the determination of the Market Value Adjustment, a period whose length is exactly half-way between periods for which a Constant Maturity Treasury Rate is reported will be considered to be nearer to the shorter duration, but not less than one year.

Account A Prospectus	11

Set forth below are two examples showing the application of the market value adjustment feature in the case of a withdrawal or transfer from GIF 8 before the end of the

Guarantee Period. The first example assumes rising interest rates; the second assumes declining interest rates:

GIF 8 Market Value Adjustment Example

GIF 8 Deposit = $50,000

Guaranteed Interest Rate = 4.5% for 8 years

Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates increase

Current GIF 8 Account Value = $57,058.31

7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit)

5-year Constant Maturity Treasury Rate = 5.00% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)

Market Value Adjustment = $57,058.31 x [(1 + 4.75%)5/(1 + 5.00%)[5] -1] = -$676.04

Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates decrease

Current GIF 8 Account Value = $57,058.31

7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit

5-year Constant Maturity Treasury Rate = 4.25% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)

Market Value Adjustment = $57,058.31 x [(1 + 4.75%)5/(1 + 4.25%)[5] -1] = +$1,381.49

Note: The market value adjustment will not increase or decrease values by more than the interest credited to GIF 8 since the beginning of the guarantee period in which an amount is withdrawn or transferred out to the date of the withdrawal or transfer over the interest that would have been credited if the interest rate declared by the Company had equaled the Nonforfeiture Rate during the same time period. For the example above, assuming a Nonforfeiture Rate of 3%, the maximum positive or negative market value adjustment would be $57,058.31-$50,000(1.03)3 = $2,421.96.

Additional Information    “Portfolio Rebalancing” may not be used with any Guaranteed Account, and “Automatic Dollar Cost Averaging” and “Interest Sweeps” may not be used with GIF 8. Withdrawals from GIF 8 during the first four years of a Guaranteed Period may be taken in the form of a variable income plan, except for payments for a specified period. (See Option 1 under “Income Plans—Description of Variable Income Plans.”)

Amounts you invest in a Guaranteed Account become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the Guaranteed Accounts do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the Guaranteed Accounts. (See “Deductions.”) For purposes of allocating and deducting the annual Contract fee, we treat GIF 1 the same as Divisions of the Separate Account; no portion of the annual Contract fee will be deducted from GIF 8 unless insufficient value exists in the Divisions and GIF 1.

In reliance on certain exemptions and exclusionary provisions, we have not registered interests in the Guaranteed Accounts under the Securities Act of 1933, nor have we registered the Guaranteed Accounts or the General Account as investment companies under the 1940 Act. Accordingly, interests in a Guaranteed Account are not subject to the same laws as interests in the Divisions of the Separate Account, and the staff of the SEC has not reviewed the disclosure in this prospectus regarding the Guaranteed Accounts.

Preservation+ Strategy    (Back-load Contracts only) Subject to the investment minimums and maximums discussed above, you may elect to allocate all or a portion of your initial Purchase Payment to the Preservation+ Strategy. The Preservation+ Strategy is designed to preserve the principal of the amount that you allocate to the strategy through the crediting of a fixed rate of interest to the portion of that allocation which you invest in GIF 8 for the Guaranteed Period, while permitting you to participate in the potential returns—and attendant risks—of the Division(s) of the Separate Account you select among the Divisions available under the Strategy. We use a mathematical formula to determine the part of your total initial Purchase Payment allocated to this strategy that must be invested in GIF 8 to guarantee a return of principal and interest from GIF 8 at the

12	Account A Prospectus

end of the Guaranteed Period equal to your total initial Purchase Payment allocated to the strategy (less any applicable Contract fees charged to GIF 8 during the period). This guarantee is subject to the condition that you make no withdrawals or transfers from GIF 8 during the eight-year Guaranteed Period. The remainder of your initial Purchase Payment that you allocate to the Preservation+ Strategy is invested in the Division of the Separate Account that invests in the Portfolio(s) you select. Under the Preservation+

Strategy, we guarantee the return of the amount you allocate to GIF 8 plus a fixed rate of interest on that amount (less any applicable Contract fees allocated to GIF 8). You assume the risk associated with the amount you invest in the Separate Account. We guarantee the return of your principal amount invested under the strategy. You also assume the risk that your investment in the Preservation+ Strategy may result in the return of only your principal amount invested under the strategy, subject to the claims-paying ability of the Company.

The Contract

Generally    The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments. If, however, the Contract is owned by a non- natural person (e.g., a corporation or a trust), the tax deferral on earnings may be lost. While there are exceptions for certain employee benefit plans, any income on the Contract will generally be treated as ordinary income subject to annual taxation.

Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

Free Look    If you return the Contract within ten days after you receive it (or whatever period is required under applicable state law), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event applicable state law requires us to return the full amount of your purchase payment, we will do so.

Contract Values    The value of your Contract on any Valuation Date is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (ii) the sum of your amounts allocated to any Guaranteed Account, plus credited interest; less (iii) any withdrawals from any Guaranteed Account and any applicable MVA or charges under the Contract deducted from any Guaranteed Account. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division. We may surrender your Contract for its Contract Value (i.e., with no withdrawal charge), in accordance with applicable state law, if, before the Maturity Date no Purchase Payments have been received under the Contract for a period of two full years and both the Contract Value and the total Purchase Payments paid (less amounts withdrawn) are each less than $2,000.

Purchase Payments Under the Contract

Frequency and Amount    A Purchase Payment is the money you give us to apply to your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. For back-load Contracts, the minimum amount for an initial Purchase Payment is $100. For front-load Contracts, the minimum initial Purchase Payment is $10,000. The minimum amount for each subsequent Purchase Payment for all Contracts is $25, although we may accept lower amounts in certain circumstances. We will accept larger purchase payments than the minimums, but total purchase payments under any Contract may not exceed $5,000,000 without our consent. For all Contracts, Purchase Payments may not exceed the applicable federal income tax limits. (See “Federal Income Taxes.”) For back-load Contracts issued in Oregon sold before May 1, 2013, you may not make Purchase Payments after the first Contract anniversary if the Maturity Date is earlier than the Contract anniversary nearest the Annuitant’s 98th birthday.

In certain situations, we may, in our discretion, reduce or waive our minimum purchase payment requirements. For front-load Contracts, we may reduce the minimum initial purchase amount from $10,000 to no less than $5,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $10,000. Also, when initial Purchase Payments representing proceeds from rollovers or

Account A Prospectus	13

annuity exchanges are determined to satisfy the front-load Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the rollover or exchange, we may reduce the required minimum by the sum of any such depreciation and fees.

Guaranteed Account Investment Minimums and Maximums    Guaranteed Accounts are subject to certain investment minimums and maximums in addition to those described above. Amounts that are applied to GIF 8 are subject to an investment minimum of $10,000, unless we consent to a lesser amount. We also limit the maximum amount that may be invested in the Guaranteed Accounts. Without our prior consent, no investment may cause the Accumulation Value of all Guaranteed Accounts (the sum of all applied amounts and credited interest, less fees and any amounts transferred or withdrawn) to exceed a maximum amount we specify in the Contract. For Contracts currently being issued, the maximum amount specified in the Contract is $100,000. To the extent that an investment causes the maximum amount to be exceeded, the excess amount would be invested in the Money Market Division of the Separate Account until you instruct us otherwise. Changes in the investment minimums and maximums will be applied on a prospective basis only and will not affect contract owners invested in the Guaranteed Accounts as of the date of such change. Contract owners who are invested in a Guaranteed Account and whose investment did not meet the new minimum investment requirement or whose investment exceeded the new maximum investment limit may continue to remain invested in the Account and, with our consent, would be able to continue to allocate purchase payments and transfers to that Account up to the current maximum investment limit.

Application of Purchase Payments    We credit Net Purchase Payments, after deduction of any sales load, to the variable and/or fixed investment options as you direct. The application of Purchase Payments to the Guaranteed Account options are subject to special rules (see “The Investment Options—Fixed Options.”) We invest those assets allocated to the variable options in shares of those Portfolios that correspond to the applicable Division; the term “Accumulation Units” describes the value of this interest in the Separate Account. For the back-load Contracts, there are two types of Accumulation Units: “Class A” and “Class B.” We credit Class B Accumulation Units to your back-load Contract each time you make a Purchase Payment. We convert Class B Accumulation Units to Class A Accumulation Units on a basis that reflects the cumulative amount of Purchase Payments and the length of time that the amounts have been held under a back-load Contract. (See “Mortality Rate and Expense Risk Charges.”) Class B Accumulation Units are subject to a withdrawal charge while Class A Accumulation Units are not subject to such a charge.

Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Although we do not anticipate delays in our receipt and processing of applications or Purchase Payment requests, we may experience such delays to the extent applications and Purchase Payments are not forwarded to our Home Office in a timely manner. Such delays could result in delays in the issuance of Contracts and the allocation of Purchase Payments under existing Contracts.

Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated.

We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. You may send Purchase Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Purchase Payments by check or electronic funds transfer (“EFT”). We do not accept third-party checks at the Home Office as part of the initial Purchase Payment. We generally will not accept cash, money orders, traveler’s checks, or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Purchase Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Purchase Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Contract Value. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.

The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net

14	Account A Prospectus

investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

Reduction or Waiver of Certain Charges    Sometimes sales of contracts to groups of similarly situated individuals or on behalf of such individuals in connection with certain arrangements, for example, trust arrangements, may lower our costs and expenses. We reserve the right to reduce or waive certain fees or charges when this type of sale occurs, where permitted by state law. We determine which groups and arrangements are eligible for this treatment based on criteria we establish, including but not limited to some or all of the following: the size or type of group or arrangement; the amount of expected Purchase Payments; any prior or existing relationship between us and the prospective purchaser(s); the length of time a group of contracts is expected to remain active; the purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and any other factors that we believe indicate that costs and expenses may be reduced. We reserve the right to modify, suspend, or terminate any such determination or the treatment applied to a particular group at any time.

Maturity Date    Under Contracts currently offered, Purchase Payments may be made until the Maturity Date stated on the Contract’s specifications page or until Annuity Payments begin, whichever is earlier. Distributions may be required before the Maturity Date. (See “Minimum Distribution Requirements.”)

Gender-Based Annuity Payment Rates    Federal law, and the laws of certain states, may require that Annuity considerations and Annuity Payment rates be determined without regard to the sex of the Annuitant. Because we offer the Contracts for use with certain plans where these rules may have general application, the Annuity Payment rates in the Contracts do not distinguish between male and female Annuitants. However, Contracts with sex-distinct rates are available on request. Prospective purchasers of the Contracts should review any questions in this area with qualified counsel.

Reinvestment of Redemptions    In special limited circumstances, we will allow Purchase Payments to be made without the deduction of a sales load (or with a refund of a withdrawal charge) for those Contract Owners who make a Purchase Payment in connection with a request to void a redemption made within 60 days (or whatever period that may be required under applicable state law) of our receipt of the redemption request. Such Purchase Payments and the amount of any withdrawal charge deducted upon redemption will be reinvested at the accumulation unit value next determined for each investment option after our receipt of the signed request for reinvestment in good order at our Home Office. Purchase Payments will be applied to the same investment option(s)

from which the initial redemption(s) were made. We will not process a request for reinvestment where redemption proceeds were paid by check made payable to the Contract Owner and such check was cashed, where the redemption proceeds are directly deposited to a checking or savings account, or if the time between the distribution and the request for reinvestment crosses a contract anniversary. Similarly, we may refuse to process requests for reinvestment where it is not administratively feasible. Decisions regarding requests for reinvestment will take into consideration differences in costs and services and will not be unfairly discriminatory. For further information, contact your financial representative.

Access to Your Money

Withdrawals    Contract Owners may withdraw some or all of the Accumulation Unit value of their Contract at any time before the Maturity Date. We may require that a Contract Value of at least $2,000 remain after a partial withdrawal. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions and Guaranteed Accounts. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.

Withdrawals from the GIF 8 may be subject to special withdrawal charges and an MVA. (See “Investment Options—The Fixed Options.”) Complete or partial withdrawals under back-load Contracts may be subject to a withdrawal charge. (See “Withdrawal Charges.”) Such withdrawals may be prohibited under the terms of your plan, and may also trigger certain tax penalties. (See “Federal Income Taxes”.)

Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under variable income plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract, less the applicable withdrawal charge. (See “Withdrawal Charges.”) For Contracts, issued in Oregon sold prior to May 1, 2013, no withdrawals may be made within the first five years after the date a variable income plan 1 takes effect. If Annuity Payments are being made under variable income plan 2 and the payee dies during the certain period (or if both payees die during the certain period of variable income plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans.”)

We may accept withdrawal requests (including, but not limited to exchanges reported under IRC §1035 and direct trustee to trustee transfers) in writing subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. Withdrawal requests must be submitted on properly completed Northwestern Mutual forms. Improperly submitted and incomplete forms will not be considered to be in good order and will not be processed. We will process your

Account A Prospectus	15

request at the accumulation value next determined only after our receipt of your request in good order, which includes satisfaction of all our administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that an Income Plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days (or whatever period that may be required under applicable state law) after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date any time prior to such future date. Subject to our rules, requirements, and availability, your Financial Representative may provide us with instructions on your behalf involving the frequency, amount, and destination of partial and complete withdrawals made under your Contract.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

Benefits Provided Under the Contracts

Subject to the restrictions noted below, we will pay the death benefits of a Contract in a lump sum or under the Income Plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable income plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act. If, under SEC rules, the Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender or death benefit from the Money Market Division until the Portfolio is liquidated.

Death Benefit

How Much is the Death Benefit?    The amount of the Death Benefit depends in part on when the Annuitant dies. (Remember that the Annuitant is the person upon whose life the Contract is issued.)

•	If an Annuitant dies before the Contract’s Maturity Date—and on or after his or her 75th birthday—the Death Benefit will equal the Contract Value (determined as described below).

•	If an Annuitant dies after the Contract’s Maturity Date (which is stated on the specifications page of the Contract), or any time after Annuity Payments begin, no Death Benefit is payable. Income Plans have their own payout benefit rules at death. (See “Income Plans.”)

•	If an Annuitant dies before the Contract’s Maturity Date—and before his or her 75th birthday—the Death Benefit will equal the greater of the following:

•	the Contract Value (determined as described immediately below); or

•	the amount of Purchase Payments we received, less an adjustment for every withdrawal. (For each withdrawal, we reduce the minimum death benefit by the percentage of the Contract Value withdrawn.)

When is the Death Benefit Determined?    In determining the amount of the Death Benefit, the Contract Value is determined as of the date we receive proof of the Annuitant’s death at our Home Office. If we receive proof of death before the close of trading for the NYSE (typically, 4:00 p.m. Eastern Time), we will determine the Contract Value based on the value of the units in the Divisions determined at the close of that day’s trading session. If, however, we receive proof of death on or after the close of NYSE trading, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next NYSE trading session. The values in any Guaranteed Account are determined in the same manner as are the values in the Separate Account Divisions; i.e., based on the time we receive the appropriate paperwork.

Guaranteed Minimum Death Benefit Examples

Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount (this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value):

	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000

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	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Percentage Reduction in Death Benefit	25%	25%
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000–$12,500 = $37,500	$50,000–$12,500 = $37,500

An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the highest Contract value on any Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

Enhanced Death Benefit Examples

Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):

Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000

Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):

Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2015–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2016–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2016–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)

How is the Death Benefit Distributed?    If the Owner is the Annuitant and dies before the Contract’s Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant, and the Contract continues in force. (If there is more than one Beneficiary for a given Contract, each Beneficiary must make his or her own method of payment election.) If the Contract continues in force, we will set the Contract Value at an amount equal to the Death Benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Money Market Division and the Beneficiary (now, the new Owner) may transfer it to the Divisions chosen by such Beneficiary/Owner or to a Guaranteed Account (if available)—transfers to a GIF 8 in this circumstance are allowed only if no funds were invested in the

GIF 8 on the death of the Annuitant. Pursuant to the terms of the Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant’s death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal.

If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the Death Benefit becomes payable to the Owner.

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If an Owner is the Annuitant and, during his or her life, elected an Income Plan (see “Income Plans”) for a Beneficiary, Annuity Payments begin to such Beneficiary upon the death of the Owner, as described above. If the Owner did not elect an Income Plan for a Beneficiary, the Beneficiary may elect to:

•	continue the Contract (as described above),

•	receive the Death Benefit under an Income Plan, subject to limitations under federal and/or state law, or

•	receive the Death Benefit as a lump sum check.

In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”) If no affirmative election is made, the Beneficiary will receive the Death Benefit as a lump sum check.

Income Plans

Generally    If you decide to begin receiving Annuity Payments from your Contract, you may choose either: (1) monthly payments for a specified period (guaranteed only for contracts issued before May 1, 2013), or (2) monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of 10 or 20 years if you die sooner, or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. These Income Plans are available to you on a variable or fixed basis, or a combination thereof, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. While no charges are assessed on fixed income plans, we will continue to assess mortality rate and expense risk charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Income Plan be invested. The fixed income plans are not described in this prospectus. If you select a fixed income plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. We may make a withdrawal charge in determining the withdrawal value. (See “Withdrawal Charges.”) Your interest, if any, in our General Account would also include the value of any amounts allocated to any Guaranteed Account, plus credited interest, less any withdrawals you have made and any applicable MVA.

A variable income plan means that the amount representing the actuarial liability under the variable income plan will continue to be invested in one or more of the investment choices you select. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a variable income plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A fixed income plan, on the other hand, guarantees the amount you will receive each month. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

On the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a variable income plan with payments certain for ten years, using your investment choices then in effect. In addition, upon the Maturity Date, expiration of a Guaranteed Period, or when you elect a variable income plan, any amounts in a Guaranteed Account will be transferred to the Money Market Portfolio unless you instruct us otherwise.

Description of Variable Income Plans    The following variable income plans are available:

1. Period Certain (sometimes referred to as Installment Income for a Specified Period.)    An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year (guaranteed only for contracts issued before May 1, 2013).

2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Certain Period.)    An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary.

3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Certain Period.)    An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may, subject to applicable state law, limit the election of a variable income plan to one that results in an initial payment of at least $20. A variable income plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish variable income plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans.

After the effective date of an Income Plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first Annuity Payment under the new plan on the basis of the particular plan selected, the Annuity Payment rate, and the

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Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between Income Plans, subject to such limitations we may reasonably determine. Generally, however, we permit neither withdrawals from an Income Plan involving a life contingency nor transfer to an Income Plan that does not involve the same life contingency. Income Plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.

Amount of Annuity Payments    We will determine the amount of the first Annuity Payment on the basis of the particular variable income plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the variable income plan involves life contingencies. The first payment will be lower if the variable income plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulation Units become Class B Annuity Units on the Maturity Date.

Assumed Investment Rate    The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1⁄2%. Variable Annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular variable income plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Deductions

We will make the following deductions:

Sales Load    For the front-load Contract we deduct a sales load from all Purchase Payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We will pay any excess of distribution expenses over sales loads from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described below. We base the deduction on cumulative Purchase Payments we have received and the rates in the table below:

Cumulative Purchase Payments Paid Under the Contract	Rate
First $100,000	4.5%
Next $400,000	2.0%
Balance over $500,000	1.0%

Contract Fee    On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to the Contracts during the prior year. We cannot increase this charge. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in a Guaranteed Account as though it were an investment of the same amount in one of the Separate Account Divisions, except that no amount will be taken from a GIF 8 unless insufficient value exists in the GIF

1 and the Separate Account Divisions. This fee is intended only to reimburse us for our actual administrative expenses. We waive the Contract fee if the Contract Value on the Contract anniversary is $25,000 or more. Currently, we are also waiving the Contract fee if the Purchase Payments, less withdrawals, equal or exceed $25,000. We reserve the right to change this practice in the future.

Mortality Rate and Expense Risk Charges

Nature and Amount of the Charges    When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

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For the front-load Contract, the deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. For the back-load Contract, the deduction for Class B Accumulation Units and Class B Annuity Units is at a current annual rate of 1.25% of the assets of the Separate Account; the deduction for Class A Accumulation Units and Class A Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. While our Board of Trustees may increase or decrease such deductions, in no event may the deduction exceed an annual rate of 0.75% for the front-load Contract, 1.50% for the back-load Contract Class B Accumulation and Annuity Units, and 0.75% for the back-load Contract Class A Accumulation and Annuity Units.

Reduction of the Charges    For the back-load Contracts, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract anniversary if the Contract Value is at least $25,000 and the Purchase Payment which paid for the Class B Accumulation Units has reached “Category Zero,” that is, its withdrawal charge rate is 0%. (See “Withdrawal Charges.”) As a result of the conversion, the mortality rate and expense risks charge is reduced from 1.25% to 0.50% on these units based on current rates. The conversion amount includes the purchase payment in Category Zero and a proportionate share of investment earnings. We allocate the conversion amount proportionately to each Division, and we adjust the number of Accumulation Units in each Division to reflect the relative values for Class A and Class B Accumulation Units on the date of the conversion. The same conversion process and a similar result applies to amounts in a Guaranteed Account. We do not convert Class A Accumulation Units back to Class B Accumulation Units even if the value of your Contract falls below $25,000. We do not convert Annuity Units from Class B to Class A.

Other Expense Risks    The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the 1940 Act.

Withdrawal Charges

Withdrawal Charge Rates    When not waived (as described below), we assess certain withdrawal charges if you elect to withdraw Class B Accumulation Units for cash. Such charges compensate us for expenses associated with the sales of the Contracts, including sales commissions. We base the withdrawal charge on purchase payments made according to the categories and rates in the following table:

Category	Withdrawal Charge Rate
8,7, 6	6%
5	5%
4	4%
3	3%
2	2%
1	1%
0	0%

We base the amount in each Category (i.e., the number of years remaining in a withdrawal charge period for a particular Purchase Payment) on cumulative Purchase Payments you have made and on the number of Contract anniversaries that have occurred since you made each Purchase Payment. The first $100,000 of total Purchase Payments paid over the life of the Contract start in Category Eight, the next $400,000 start in Category Four, and all additional Purchase Payments paid start in Category Two. As of each Contract anniversary, we move any amount in a Category to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the rate for that Category. The amounts we use will be taken first from the withdrawal charge free amount; next from the Class A Accumulation Units; next from the Class B Accumulation Units in the order that produces the lowest withdrawal charge; and last from any remaining value in the Contract.

For example, suppose a back-load contract has an initial Purchase Payment of $400,000 and is allocated among the Division(s) of the Separate Account. The first $100,000 begins in withdrawal charge Category Eight and the remaining $300,000 begins in withdrawal charge Category Four. The withdrawal charge in the first year would be not more than $18,000, i.e., 4% of $300,000 plus 6% of $100,000. Suppose no further Purchase Payments and no withdrawals during the first four years. The $100,000 that was in Category Eight at issue would have moved down one Category each Contract anniversary such that it would move to Category Four on the fourth Contract anniversary. The $300,000 that was in Category Four at issue would move to Category Zero. Suppose the Contract value on the fourth anniversary was $600,000. Because 75% of the Purchase Payments ($300,000/$400,000) are moving to Category Zero, 75% of the Contract value ($450,000) would convert to Class A Accumulation Units and 25% ($150,000) would remain as Class B Accumulation Units. For a withdrawal occurring within the next year, the first $15,000 (10% of $150,000) would be withdrawn from Class B with no withdrawal charge. The next amount withdrawn would be the Contract value attributable to Class A Accumulation Units with no withdrawal charge. The next $100,000 withdrawn (from Class B) would be subject to a 4% withdrawal charge. The withdrawal charge for a full withdrawal would be not more than $4,000. A withdrawal charge is not assessed on any earnings.

20	Account A Prospectus

To illustrate withdrawal charges on partial withdrawals, consider the following example. Supposed a back-load contract has an initial Purchase Payment of $100,000. On the second contract anniversary, the owner withdraws $20,000, but because of market appreciation, the Contract value at the time of the withdrawal equals $120,000 immediately before the withdrawal. Of the total $20,000 withdrawal, the free partial withdrawal amount is $12,000 (10% of $120,000). The withdrawal charge on the remaining $8,000 is $480 (6% of $8,000). Now assume that on the third contract anniversary, the owner wishes to withdraw the entire account value. At that time, the contract value equals $110,000. The free partial withdrawal amount is $11,000 (10% of $110,000). On the next $92,000 [$100,000 (the amount of the purchase payments) less $8,000 (the amount on which a withdrawal charge has already been assessed)], the withdrawal charge assessed is $4,600 (5% of $92,000). On the rest of the remaining account value (i.e., $7,000), the withdrawal charge is $0. Because we used the $8,000 of purchase payments to determine the charge on the second anniversary, we will not use that amount again for this withdrawal.

Waiver of Withdrawal Charges    When we receive proof of death of the Primary Annuitant, we will waive withdrawal charges applicable at the date of death by moving Purchase Payments received prior to the date of death to Category Zero. We will also waive the withdrawal charge if the Primary Annuitant has a terminal illness, or is confined to a nursing home or hospital after the first Contract year, in accordance with the terms of the Contract and applicable state law. You may not make Purchase Payments after we are given proof of a terminal illness or confinement.

A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Class B Accumulation Units on the last Contract anniversary. We will make no withdrawal charge when you select a variable income plan. However, we will make the withdrawal charge if you make a withdrawal, or partial withdrawal, within five years after the beginning of a variable income plan which is not contingent on the payee’s life (i.e., Plan 1).

For fixed income plans, the Contract provides for deduction of the withdrawal charge when the Income Plan is selected. By current administrative practice, so long as the Contract has been in force for at least one full year, we will waive the withdrawal charge if you select a fixed income plan for a certain period of 12 years or more or certain fixed income plans which involve a life contingency.

As a matter of administrative practice, which we reserve the right to change at any time in our sole discretion, we are currently waiving withdrawal charges on the greater of (i) the Contract Year “withdrawal charge free” amount or (ii) the current year Required Minimum Distributions (except for withdrawals from GIF 8) when submitted on our Required Minimum Distribution Request form.

On July 26, 2007, the Treasury and the Internal Revenue Service issued final regulations governing tax-deferred annuities subject to the provisions of Section 403(b) of the Internal Revenue Code that, among other things, require a written plan document, nondiscrimination testing and universal availability and impose restrictions on exchanges, transfers and distributions. These rules became effective on January 1, 2009. However, the restrictions on transfers took effect on September 24, 2007. Because of the requirements of these regulations, Northwestern Mutual will not accept new tax-deferred annuity plans and will allow new purchase payments, rollovers, or transfers into, and transfers out of, its existing tax-deferred annuity contracts only if certain conditions are met.

Withdrawal Charges and Our Distribution Expenses    The amount of withdrawal charges we collect from the back-load Contracts as a group will depend on the volume and timing of withdrawal transactions. We are unable to determine in advance whether this amount will be greater or less than the distribution expenses we incur in connection with those Contracts, but based on the information presently available we believe it is more likely than not that distribution expenses we incur will be greater than the withdrawal charges we receive. We bear this risk for the duration of the Contracts. We will pay any excess of distribution expenses over withdrawal charges from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described above.

Special Withdrawal Charges and Rules Applicable to Guaranteed Accounts    See “The Investment Options—Fixed Options” for special withdrawal charges and rules applicable to investments in the GIF 8.

Other Charges

Enhanced Death Benefit Charge    On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. Except for some Contracts subject to New York law, we deduct the charge from the Divisions of the Separate Account and the Guaranteed Accounts in proportion to the amounts you have invested. (For New York front and back load Contracts issued on or after 1/16/04, the charge is deducted only from the Separate Account Divisions and not from the Guaranteed Account(s).)

Premium Taxes    The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a

Account A Prospectus	21

matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.

Portfolio Expenses and Charges    The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.

Expedited Delivery Charge    When, at your request, we incur the expense of providing expedited delivery of your redemption request (e.g., a complete or partial withdrawal) we assess the following charges: $15 for express mail delivery (plus $2 for “signature required” service) and $15 for a wire transfer.

Federal Income Taxes

We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event Contracts should be issued pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

Contribution Limits

Any employer, including a self-employed person, can establish a plan under Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the employer and the employee cannot exceed the lesser of $52,000 or 100% of compensation or earned income up to $260,000 (dollar amounts as indexed for 2014). The employer’s deduction for contributions is limited to 25% of eligible payroll.

Salary reduction contributions made under a cash or deferred arrangement (401(k) plan) are limited to $17,500 in 2014, indexed thereafter. This annual dollar limit applies to the aggregate of all “elective deferrals” to a Roth 401(k) plan and all tax-favored plans of the employee. Employees who are age 50 or over may also make a catch up contribution of $5,500 for 2014, indexed thereafter. In addition, certain declared federal disaster relief or military service provisions may supplement this information.

Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, “top heavy” rules apply if more than 60% of the present value of the cumulative accrued benefits or the aggregate of the account balances are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.

Taxation of Contract Benefits

No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as Annuity Payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each Annuity Payment which represents the ratio of the employee’s “investment in the contract” to the employee’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a pro rata return of the employee’s “investment in the contract.” Benefits received as a “lump sum distribution” by individuals born before January 1, 1936 may be eligible for a separate tax averaging calculation. With certain limited exceptions, all benefits are subject to the tax-free rollover provisions of the Code. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59  1⁄2 or disability) unless payments are made after the employee separates from service and payments are paid in substantially equal installments over the life or life expectancy of the employee, or are paid on account of early retirement after age 55, or unless payments are made for medical expenses in excess of 7.5% of the employee’s Adjusted Gross Income.

A loan from the Plan to an employee may be taxable as ordinary income depending on the amount and terms of the loan. Benefit payments will be subject to mandatory 20% withholding unless the payments are rolled over directly to traditional IRA or “eligible employer plan” that accepts rollovers. An “eligible employer plan” includes a tax-qualified plan, an individual retirement arrangement, a tax-deferred annuity, or a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee’s beneficiary) or over a period of 10 years or more, are “required minimum distributions,” or are due to hardship.

Minimum Distribution Requirements    As a general rule, the Plan is required to make certain required minimum distributions to the employee during the employee’s life and to the employee’s beneficiary following the employee’s death. If a portion or all of the distribution is less than the required minimum distribution, a 50% penalty tax may be imposed on the person who should have received the payment for the shortfall amount.

The Plan must make the first required distribution no later than the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides

22	Account A Prospectus

divisors based on the joint life expectancy of the employee and an assumed beneficiary who is ten years younger, provided, however, that where the beneficiary is the Owner’s spouse and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life expectancy instead of the Uniform Table. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 70  1⁄2 or, if the employee is not a “5% owner” of the employer, the calendar year in which the employee retires.

If the employee dies before the required beginning date, the Plan must make distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the employee’s death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule: A beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the employee’s death.

A nonspouse designated beneficiary may directly roll over (i.e., trustee-to-trustee transfer) the death proceeds to an inherited IRA. The nonspouse designated beneficiary is then required to take distributions pursuant to the minimum distribution requirements discussed above.

Spousal Exceptions: If the employee’s spouse, as defined under federal tax law (below), elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the employee’s death or, if later, by the end of the year the employee would have attained age 70  1⁄2.

Alternatively, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date.

If the employee dies after distributions have begun, but before the entire interest is distributed, the remaining portion of the interest must be distributed at least as rapidly as under the method of distribution permitted under IRS regulations as of the date of the employee’s death.

Defense of Marriage Act: The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal tax law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal tax law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses, especially with regard to state law and state tax law. Consult a tax and/or legal advisor for more information on this subject.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Deductions.”)

Other Considerations

You should understand that the tax rules for annuities and qualified plans, including but not limited to Plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations, and prospective purchasers desiring to adopt an HR-10 pension or profit-sharing plan or trust should consult qualified tax counsel. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals or state or other law. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.

Contract Owner Services

Automatic Dollar-Cost Averaging    The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the

Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from the Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your

Account A Prospectus	23

Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.

Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices.

Systematic Withdrawal Plan    You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each investment option or from specific investment options you designate, except that proportionate deductions are not made from a multi-year Guaranteed Account unless amounts in the other investment options are insufficient to cover the requested withdrawal. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected Portfolios or Guaranteed Accounts is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; (4) when the final amount is distributed and there is no value left in the Contract (in which case the Contract will terminate); or (5) you terminate systematic withdrawals. We may deduct a withdrawal charge from any amount you withdraw in excess of your free withdrawal amount, and you may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.

Automatic Required Minimum Distributions (“RMD”)    You can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70  1⁄2.

Special Withdrawal Privilege    You can withdraw 10% of the Contract’s accumulation value without a surrender charge, if the Contract has at least a $10,000 balance, beginning on the first Contract anniversary.

Portfolio Rebalancing    To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time. If you transfer between underlying investment options, automatic portfolio rebalancing (“APR”) will ordinarily end and you will need to make a new APR election if you want APR to continue.

Only Contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible. Portfolio rebalancing may only be used with the variable, not the fixed, investment options.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Interest Sweeps    If you select this service we will automatically sweep or transfer interest from the GIF 1 to any combination of Divisions. Interest earnings can be swept monthly, quarterly, semi-annually or annually. Transfers (which must be expressed in whole percentages) will end either on a date you specify or when the amount of interest being transferred is less than $25, whichever is earlier.

Only Contracts with $10,000 or more in the GIF 1 are eligible. (Interest sweeps are not available for amounts in the GIF 8.) The amount and timing restrictions that ordinarily apply to transfers between the GIF 1 and the investment Divisions do not apply to interest sweeps.

Substitution of Portfolio Shares and Other Changes    When permitted by law and subject to any required regulatory approvals, we reserve the right to eliminate a Portfolio and to substitute another Portfolio or mutual fund for such Portfolio if the shares of the Portfolio are no longer available for investment or, in our judgment, further investment in the Portfolio is no longer appropriate. Pursuant to an order of the Securities and Exchange Commission (“SEC”), effective November 15, 2013 the Commodity Return Strategy Portfolio was substituted for the Commodities Return Strategy Portfolio, series of the Northwestern Mutual Series Fund, Inc. (the “Replaced Portfolio”). The Replaced Portfolio is no longer available as an investment option. As a condition of the order, until November 15, 2015 we will periodically reimburse subaccount expenses to the extent the Commodity Return Strategy Portfolio’s expenses exceed the expenses of the Replaced Portfolio. Depending on the timing of such reimbursement (typically quarterly), financial information or values of the Division investing in the Commodity Return Strategy Portfolio for some of the time periods reflected in such values would be lower prior to the reimbursements being applied. In the event we take any action to substitute another Portfolio in the future, we may make an appropriate endorsement of your Contract and take other necessary actions.

Owner Inquiries and Instructions    Get up-to-date information about your Contract at your convenience with your Contract number and your Personal Identification Number (“PIN”). Call Northwestern Mutual Express toll-free at 1-800-519-4665 to review contract values and unit values, transfer among investment options, change the allocation and obtain Division performance information. You can also visit our website (www.northwesternmutual.com) to access Division performance information, forms for routine service, and daily unit values for Contracts you own with your User ID and password. Eligible Contract Owners may also set up certain electronic payments, transfer invested assets among Divisions, and change the allocation of future contributions online, subject to our administrative procedures. For enrollment information, please contact us at 1-888-455-2232.

24	Account A Prospectus

The submission of transfer instructions by telephone or through our website (“Electronic Instructions”) must be made in accordance with our then current procedures for Electronic Instructions. However, we are not required to accept Electronic Instructions, and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, or your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home Office. We reserve the right to limit, modify, suspend, or terminate the ability to make transfers via Electronic Instructions.

Allocation Models    Allocation models may be offered. These models are designed to assist you in setting up an allocation of initial Purchase Payments as well as subsequent Purchase Payments, if you so choose. Each model is comprised of a combination of Divisions representing various asset classes. The models are static (fixed), so any investment allocations after the contract’s inception must be made by you, and will not be made by the Company. There will be no automatic rebalancing to these models unless you choose the Portfolio Rebalancing option on the application to the contract.

We do not provide investment advice regarding whether a model is appropriate for you, when a model should be revised, or when it remains appropriate to invest in accordance with any particular model due to performance, a change in your investment needs, or for other reasons. Please note that investing according to an allocation model may result in an increase in assets allocated to Portfolios managed by an affiliated investment adviser, and therefore may result in a corresponding increase in Portfolio management fees collected by one or more of our affiliates. We reserve the right to modify, suspend, or terminate any asset allocation models at any time that we may use with other contract owners.

Additional Information

The Distributor    We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.

Under the Distribution Agreement, the Company receives all sales loads and withdrawal charges, and pays NMIS an annual fee based upon NMIS’ actual expenses for the services NMIS performs under the Distribution Agreement, including all compensation payable to its registered representatives. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.

Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products may qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts may help registered representatives and/or their managers qualify for such compensation and benefits. Certain of the Distributor’s registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract. The Distributor’s registered representatives receive ongoing servicing compensation related to the Contracts but may be ineligible to receive ongoing servicing compensation paid by issuers of other investment products for certain smaller accounts.

Terminal Illness Benefit    Withdrawal charges are waived if the Primary Annuitant is terminally ill (as defined in the Terminal Illness Benefit Rider) and has a life expectancy of

Account A Prospectus	25

12 months or less (or whatever period that may be required under applicable state law). No withdrawal charge will be waived if the determination of terminal illness is made before the Contract was issued. No Purchase Payments may be made to the Contract once proof of terminal illness is provided to the Company. Whether by Contract or Company practice, we are extending this benefit to terminal injury as well, effective May 1, 2013.

Nursing Home Benefit    Withdrawal charges are waived after the first Contract anniversary if the Primary Annuitant’s confinement is medically necessary for at least 90 consecutive days (or whatever period that may be required under applicable state law) on a 24 hour per day basis in a licensed nursing facility or hospital (as defined in the Nursing Home Benefit Rider). No withdrawal charge will be waived if the confinement began before the Contract was issued. No Purchase Payments may be made to the Contract once proof of confinement is provided to the Company. A request for waiver of withdrawal charges must be made no later than 90 days (or whatever period that may be required under applicable state law) following the date confinement ended.

The Terminal Illness and Nursing Home Benefits are not available in New York.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under variable income plans supported by assets of that Division. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable income plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable income plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

Dividends    This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a variable income plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except, possibly, on certain fixed installment plans.

We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the NYSE is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.

Dividends for Contracts Issued Prior to March 31, 2000    During the year 2014 we are paying dividends on approximately 45% of the inforce variable annuity contracts we issued prior to March 31, 2000. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract Value which is defined as the value of the Accumulation Units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract’s interest in the Account. Dividends on these variable annuities arise principally as a result of more favorable expense experience than that which we assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts, which have a mortality and expense risk charge of at least 0.75%. In general, we are not paying dividends on Contracts with an average variable Contract Value of less than $25,000. Approximately 87% of those with a value above $25,000 will receive dividends. The expected dividend payout for the year 2014 represents about 0.65% of the average variable Contract Value for those Contracts that will receive dividends. The maximum dividend we are paying on a specific Contract is about 0.75%.

We credit any dividend for a Contract on the anniversary date of that Contract. We apply the dividend as a net purchase payment unless you elect to have the dividend paid in cash.

Internal Annuity Exchanges    As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for front-load or back-load Contracts without paying a second charge for sales expenses. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.

In general, amounts exchanged from a Contract with a withdrawal charge to a new back-load Contract are not assessed a withdrawal charge when the exchange is effected; rather, premium payments are placed in the same withdrawal

26	Account A Prospectus

charge category under the new back-load Contract as they were before the exchange (any appreciation attributable to the premium payments is not subject to withdrawal charges). A similar rule applies to amounts exchanged from a front-load Contract to a new back-load Contract (i.e., no withdrawal charge or sales load will be charged on premium payments and any appreciation attributable thereto that are exchanged into a new back-load Contract) and to amounts exchanged from a front-load Contract to a new front-load Contract (i.e., no second front-load will be charged on amounts exchanged from an existing front-load Contract to a new front-load Contract). Fixed annuity contracts, which are not described in this prospectus, are available in exchange for the Contracts on a comparable basis.

Speculative Investing    Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.

Abandoned Property Requirements     Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’‘s/policy’‘s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 888-455-2232 to make such changes.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Table of Contents for Statement of Additional Information

Account A Prospectus	27

TO: The Northwestern Mutual Life Insurance Company

Life and Annuity Products Department

Room 2E450

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for NML Variable Annuity Account A to:

Name

Address

City                                                                                                                                  State                           Zip

APPENDIX A—Prior Contracts

To the extent not otherwise described below, or specifically described elsewhere in this prospectus, the material features of prior series of these Contracts are consistent with the current series of Contracts as described in this prospectus.

FEATURES OF PRIOR CONTRACTS	JJ/KK	LL/MM	QQ
			Front Load Contract	Back Load Contract
Dates Offered (Subject to State Approval)	11/1/1968 - 12/16/1981	12/17/1981 - 3/30/1995	3/31/1995 - 3/30/2000
Front Load	Cumulative purchase payments for the contract year are subject to the following front-end loads: •8% first $5,000 •4% next $20,000 •2% next $75,000 •1% on amounts over $100,000	Not Applicable	Cumulative purchase payments are subject to the following front-end loads: •4.00% first $100,000 •2.00% next $400,000 •1.00% next $500,000 •0.50% on amounts over $1,000,000	Not Applicable
Withdrawal Charge (Back Load)	Not Applicable

Cumulative purchase payments are subject to the following withdrawal charges:

•8% of the first $25,000

•4% of the next $75,000

•2% on amounts over $100,000

On each anniversary, the charge reduces 1%. Withdrawal charges are waived as described in the prospectus (See “Waiver of Withdrawal Charges”) except that such charges will be waived if proceeds are settled under a fixed life income plan on or after the 10th contract anniversary, or if proceeds are settled anytime under a variable life income or period certain income plan for a period of 5 or more years.

Not Applicable

Cumulative purchase payments are subject to the following withdrawal charges:

•8.00% of the first $100,000

•4.00% of the next $400,000

•2.00% on the next $500,000

•1.00% on amounts over $1,000,000

On each anniversary, the charge reduces 1%. Waiver of withdrawal charges is consistent with current series.

Annual Mortality Rate/ Annuity Rate & Expense Guarantee Charge (Applied daily against the unit value of each variable investment division.)	Accumulation Units: Maximum: 1% Current: 0.75%	Accumulation Units: Maximum: 1.50% Current: 1.25%	Accumulation Units: Maximum: 0.75% Current: 0.40% Annuity Units: Maximum: 0.75% Current: 0.00%	Accumulation Units: Maximum: 1.50% Current: 1.25% Annuity Units: Maximum: 1.50% Current: 1.25%

Account A Prospectus	29

FEATURES OF PRIOR CONTRACTS	JJ/KK	LL/MM	QQ
			Front Load Contract	Back Load Contract
Annual Contract Fee	None	The contract fee is lesser of $30 or 1% of accumulation value at the anniversary, but it is waived in a manner consistent with the current series.	The contract fee is consistent with the current series.
Amount of the Death Benefit

Annuitant Dies on or After 75th birthday:

The payment at death will be the value of the Accumulation Units determined as of the close of business on the valuation date on which proof of death is received in the Home Office, or if later the date on which a method of payment is elected.

Annuitant Dies Before 75th birthday:

The payment at death will not be less than the total considerations, excluding those for the Disability Waiver of Consideration Benefit, paid under the contract; less any amounts returned in a surrender of a portion of the Accumulation Value.

Annuitant Dies on or After 75th birthday:

The payment at death will be the Accumulation Value of the contract determined on the Valuation Date on which proof of death is received in the Home Office, or if later the date on which a method of payment is elected.

Annuitant Dies Before 75th birthday:

The death benefit will not be less than the total Purchase Payments paid under the contract, less any amounts withdrawn under the contract.

Distribution of the Death Benefit	Upon receipt in the Home Office of satisfactory proof of the death of the Annuitant before the maturity date payment of the death benefit will be paid to the beneficiary. The Owner may name or change a beneficiary while the Annuitant is living; or during the first 60 days after the death of the Annuitant, if the Annuitant was not the Owner immediately prior to the Annuitant’s death. A change made during this 60 days cannot be revoked. If the Owner is the Annuitant and dies before the Contract’s Maturity Date, each beneficiary may elect to continue his or her respective portion of the death proceeds to a new (current series) Contract through an internal exchange. If the Owner is not the Annuitant and the Annuitant dies before the maturity Date, the Death Benefit becomes payable to the Owner; however, if the Owner and the Beneficiary are the same, the Owner may elect to exchange the death proceeds to a a new (current series) Contract through an internal exchange, or elect any other settlement choice available.
Withdrawal Charge Free Amount	Not Applicable	LL Series: There is no “withdrawal charge free” amount.

MM Series issued before 1991:

By Company practice, a “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal, up to 10% of the Accumulation Value on the last Contract anniversary.

			Not Applicable	By Company practice, a “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal, up to 10% of the Accumulation Value on the last Contract anniversary.

30	Account A Prospectus

FEATURES OF PRIOR CONTRACTS	JJ/KK	LL/MM		QQ
				Front Load Contract	Back Load Contract
Waiver of Withdrawal Charge on Income Plans	Not Applicable	LL Series Withdrawal charge is not waived on benefits paid under a fixed life income plan.	MM Series There is no withdrawal charge on benefits paid under a fixed life income plan that takes effect on or after the tenth anniversary of the contract.	Not Applicable	The waiver of withdrawal charge on Income Plans is consistent with the current series.
Maximum Maturity Age	By Company practice, and as state law allows, the maximum maturity age is 98.
Fixed Options	The rates, Income Plans, transfer restrictions, and other features of the Fixed Options vary from series to series and state to state. See your Contract and any Contract amendment for details. You may not invest in any fixed option unless your Contract provides for a fixed investment option or if your Contract contains an amendment dated before January 1, 2013 providing for such a fixed investment option.

Expense Examples for Prior Contracts

The following Examples apply to contracts previously issued by the Company and are calculated under the same assumptions as the Examples for the current Contract. (See “Examples”). Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

JJ/KK Series Contracts Issued Prior to December 17, 1981

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$805	$1,293	$1,806	$3,206
Minimum Total Annual Portfolio Operating Expenses	$717	$964	$1,230	$1,989

LL/MM Series Contracts Issued After December 16, 1981 and Prior to March 31, 1995

Assuming a surrender or annuitization, just before the end of each time period, to a fixed income plan prior to the 10th contract anniversary or a period certain income plan for a period of less than 5 years; i.e., where a withdrawal charge would apply

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$1,069	$1,489	$1,935	$3,268
Minimum Total Annual Portfolio Operating Expenses	$976	$1,145	$1,339	$2,041

Assuming no surrender, no annuitization or assuming an annuitization to a fixed life income plan on or after the 10th contract anniversary, or if the proceeds are settled anytime under a variable life income or period certain income plan for a period of 5 or more years

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$269	$889	$1,535	$3,268
Minimum Total Annual Portfolio Operating Expenses	$176	$545	$939	$2,041
Annual contract fee is reflected as	0.01%

QQ Series Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000

Back-Load Contract—(assuming a surrender or annuitization, just before the end of each time period, to a fixed income plan with a certain period of less than 12 years; i.e., where a withdrawal charge would apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$1,069	$1,489	$1,935	$3,268
Minimum Total Annual Portfolio Operating Expenses	$976	$1,145	$1,339	$2,041

Account A Prospectus	31

Back-Load Contract—(assuming no surrender, no annuitization, or assuming an annuitization to a variable income plan; i.e., where a withdrawal charge would not apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$269	$889	$1,535	$3,268
Minimum Total Annual Portfolio Operating Expenses	$176	$545	$939	$2,041

Front-Load Contract

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$585	$1,035	$1,510	$2,819
Minimum Total Annual Portfolio Operating Expenses	$495	$697	$915	$1,542

	Front-Load Contract	Back-Load Contract
Annual contract fee is reflected as	0.00%	0.01%

32	Account A Prospectus

APPENDIX B – Accumulation Unit Values

The tables on the following pages present the Accumulation Unit Values for Contracts offered by means of this prospectus as well as contracts no longer offered for sale. The contracts no longer offered for sale are different in certain material respects from contracts offered currently. The values shown below for back-load version contracts issued on or after December 17, 1981 and prior to March 31, 2000 are calculated on the same basis as those for the Class B Accumulation Units for the back-load version Contracts described in this prospectus. Accumulation Units Values set forth below for front-load version Contracts issued on or after March 31, 2000 reflect the values of front-load version Accumulation Units as well as back-load version Class A Accumulation Units. See “Application of Purchase Payments,” “Mortality Rate and Expense Risk Charges—Reduction of the Charges” and “Withdrawal Charges—Withdrawal Charge Rates” for additional information regarding Class A and Class B Accumulation Units under the back-load version Contracts. Number of units outstanding are shown in thousands.

Accumulation Unit Values

Contracts Issued On or After March 31, 2000

Northwestern Mutual Series Fund, Inc.

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.362	$1.007	$0.896	$0.913	$0.816	$0.598	$0.983	$0.905	$0.830	$0.774
Number of Units Outstanding	1,255	1,133	1,002	767	659	522	357	645	358	271
Back-Load Version Class B
Accumulation Unit Value	$3.909	$2.913	$2.612	$2.680	$2.415	$1.782	$2.952	$2.738	$2.530	$2.378
Number of Units Outstanding	388	479	637	680	886	898	978	1,190	1,157	1,095
Focused Appreciation Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.879	$2.243	$1.876	$2.008	$1.846	$1.302	$2.182	$1.729	$1.657	$1.423
Number of Units Outstanding	399	301	236	361	288	250	216	101	116	2
Back-Load Version Class B
Accumulation Unit Value	$2.658	$2.087	$1.759	$1.896	$1.756	$1.248	$2.107	$1.682	$1.624	$1.405
Number of Units Outstanding	752	787	808	801	746	728	503	414	247	92
Large Cap Core Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.236	$0.966	$0.870	$0.885	$0.788	$0.612	$1.004	$0.925	$0.834	$0.773
Number of Units Outstanding	448	445	468	483	345	254	228	199	239	356
Back-Load Version Class B
Accumulation Unit Value	$2.937	$2.313	$2.098	$2.150	$1.928	$1.510	$2.495	$2.316	$2.103	$1.963
Number of Units Outstanding	280	394	501	536	555	543	502	519	501	476
Large Cap Blend Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.159	$0.890	$0.776	$0.799	$0.702	$0.554	$0.932	—	—	—
Number of Units Outstanding	105	85	62	51	23	22	9	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.102	$0.853	$0.750	$0.777	$0.688	$0.547	$0.927	—	—	—
Number of Units Outstanding	254	241	214	198	150	121	77	—	—	—
Index 500 Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.481	$1.127	$0.979	$0.965	$0.844	$0.671	$1.069	$1.019	$0.886	$0.850
Number of Units Outstanding	2,237	2,314	2,359	2,284	2,148	1,716	1,301	1,175	889	668
Back-Load Version Class B
Accumulation Unit Value	$6.568	$5.036	$4.406	$4.376	$3.856	$3.089	$4.961	$4.765	$4.172	$4.034
Number of Units Outstanding	537	654	795	862	1,197	1,124	1,205	1,279	1,260	1,096
Large Company Value Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.186	$0.908	$0.784	$0.776	$0.703	$0.585	$0.937	—	—	—
Number of Units Outstanding	195	182	170	118	106	68	19	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.128	$0.870	$0.757	$0.755	$0.689	$0.578	$0.932	—	—	—
Number of Units Outstanding	309	286	222	207	173	107	7	—	—	—
Domestic Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.894	$1.420	$1.248	$1.243	$1.090	$0.846	$1.382	$1.483	$1.279	$1.189
Number of Units Outstanding	972	1,007	936	978	676	660	601	447	185	161
Back-Load Version Class B
Accumulation Unit Value	$1.726	$1.304	$1.155	$1.159	$1.024	$0.800	$1.317	$1.424	$1.237	$1.159
Number of Units Outstanding	1,136	1,358	1,541	1,642	1,685	1,600	1,635	1,449	1,023	829

(b)	The initial investment was made on April 30, 2007.

Account A Prospectus	33

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Equity Income Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.408	$1.863	$1.597	$1.620	$1.412	$1.139	$1.783	$1.735	$1.464	$1.412
Number of Units Outstanding	591	481	534	472	376	441	304	199	89	36
Back-Load Version Class B
Accumulation Unit Value	$2.223	$1.733	$1.497	$1.529	$1.343	$1.091	$1.722	$1.688	$1.435	$1.394
Number of Units Outstanding	789	764	767	674	665	708	554	362	222	135
Mid Cap Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.315	$1.052	$0.945	$1.012	$0.821	$0.625	$1.048	$0.873	$0.840	$0.795
Number of Units Outstanding	925	1,002	882	701	557	420	369	589	625	530
Back-Load Version Class B
Accumulation Unit Value	$7.499	$6.049	$5.470	$5.904	$4.826	$3.700	$6.252	$5.246	$5.087	$4.853
Number of Units Outstanding	167	245	296	341	392	412	431	588	591	586
Index 400 Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.924	$2.206	$1.885	$1.932	$1.537	$1.128	$1.778	$1.656	$1.512	$1.353
Number of Units Outstanding	681	628	587	538	521	422	331	336	342	236
Back-Load Version Class B
Accumulation Unit Value	$3.317	$2.522	$2.171	$2.242	$1.797	$1.328	$2.111	$1.980	$1.822	$1.642
Number of Units Outstanding	554	693	796	870	1,110	1,089	1,142	1,294	1,263	1,244
Mid Cap Value Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.615	$2.018	$1.740	$1.759	$1.474	$1.202	$1.861	$1.873	$1.644	$1.567
Number of Units Outstanding	178	164	134	147	136	92	110	32	17	25
Back-Load Version Class B
Accumulation Unit Value	$2.414	$1.877	$1.630	$1.661	$1.402	$1.152	$1.797	$1.823	$1.612	$1.548
Number of Units Outstanding	319	313	324	318	406	305	226	161	134	118
Small Cap Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.868	$1.354	$1.243	$1.285	$1.026	$0.786	$1.408	$1.292	$1.217	$1.100
Number of Units Outstanding	790	925	874	455	340	300	208	275	255	251
Back-Load Version Class B
Accumulation Unit Value	$3.644	$2.662	$2.462	$2.565	$2.063	$1.593	$2.873	$2.656	$2.521	$2.296
Number of Units Outstanding	387	531	632	682	762	789	788	901	883	808
Index 600 Stock Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.619	$1.157	$1.004	$1.000	$0.798	$0.641	$0.938	—	—	—
Number of Units Outstanding	123	134	84	33	15	168	1	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.540	$1.109	$0.970	$0.973	$0.783	$0.633	$0.933	—	—	—
Number of Units Outstanding	237	229	174	184	128	142	22	—	—	—
Small Cap Value Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$3.200	$2.440	$2.108	$2.148	$1.770	$1.388	$1.941	$1.967	$1.696	$1.590
Number of Units Outstanding	408	375	397	367	309	287	242	219	100	93
Back-Load Version Class B
Accumulation Unit Value	$2.915	$2.240	$1.950	$2.002	$1.662	$1.313	$1.850	$1.889	$1.641	$1.550
Number of Units Outstanding	636	699	788	839	869	858	902	877	759	676
International Growth Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.929	$1.618	$1.378	$1.595	$1.377	$1.124	$2.098	$1.873	$1.549	$1.319
Number of Units Outstanding	534	453	442	381	345	255	204	152	175	99
Back-Load Version Class B
Accumulation Unit Value	$1.757	$1.485	$1.275	$1.487	$1.293	$1.063	$2.000	$1.798	$1.499	$1.286
Number of Units Outstanding	1,001	1,106	1,219	1,115	1,097	999	1,094	964	825	613
Research International Core Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.059	$0.895	$0.770	$0.865	$0.782	$0.601	$1.051	—	—	—
Number of Units Outstanding	252	149	86	15	6	3	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.007	$0.857	$0.744	$0.841	$0.767	$0.594	$1.046	—	—	—
Number of Units Outstanding	574	429	237	79	47	27	20	—	—	—

(b)	The initial investment was made on April 30, 2007.

34	Account A Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
International Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.045	$1.693	$1.401	$1.566	$1.461	$1.103	$1.973	$1.679	$1.289	$1.162
Number of Units Outstanding	1,874	1,764	1,695	1,754	1,201	1,096	903	643	264	268
Back-Load Version Class B
Accumulation Unit Value	$4.195	$3.500	$2.916	$3.285	$3.089	$2.350	$4.233	$3.630	$2.808	$2.550
Number of Units Outstanding	984	1,174	1,361	1,447	1,518	1,460	1,368	1,251	973	802
Emerging Markets Equity Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.043	$1.105	$0.935	$1.155	$0.935	$0.554	$1.243	—	—	—
Number of Units Outstanding	800	567	371	330	186	120	2	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$0.992	$1.059	$0.902	$1.123	$0.917	$0.547	$1.237	—	—	—
Number of Units Outstanding	914	773	640	527	483	304	35	—	—	—
Money Market Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.258	$1.263	$1.268	$1.272	$1.275	$1.271	$1.244	$1.187	$1.138	$1.110
Number of Units Outstanding	1,054	991	925	477	262	396	1,122	720	305	206
Back-Load Version Class B
Accumulation Unit Value	$2.895	$2.928	$2.961	$2.994	$3.022	$3.037	$2.993	$2.879	$2.780	$2.733
Number of Units Outstanding	599	606	696	882	994	898	722	597	502	392
Short-Term Bond Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.174	$1.174	$1.156	$1.155	$1.120	$1.050	$1.027	—	—	—
Number of Units Outstanding	292	189	465	252	10	1	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.117	$1.125	$1.116	$1.124	$1.098	$1.037	$1.022	—	—	—
Number of Units Outstanding	349	349	183	145	45	127	2	—	—	—
Select Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.065	$2.121	$2.031	$1.905	$1.796	$1.651	$1.607	$1.518	$1.470	$1.446
Number of Units Outstanding	1,742	1,503	1,364	1,340	1,023	908	876	619	270	208
Back-Load Version Class B
Accumulation Unit Value	$13.097	$13.554	$13.076	$12.356	$11.738	$10.867	$10.657	$10.143	$9.899	$9.806
Number of Units Outstanding	407	458	449	441	445	424	449	382	326	244
Long-Term U.S. Government Bond Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.499	$1.737	$1.683	$1.312	$1.192	$1.288	$1.072	—	—	—
Number of Units Outstanding	182	186	158	142	158	191	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.426	$1.665	$1.625	$1.276	$1.168	$1.272	$1.066	—	—	—
Number of Units Outstanding	397	435	348	415	267	226	3	—	—	—
Inflation Protection Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.303	$1.429	$1.338	$1.201	$1.143	$1.045	$1.065	—	—	—
Number of Units Outstanding	420	346	307	161	53	101	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.240	$1.370	$1.292	$1.169	$1.121	$1.032	$1.059	—	—	—
Number of Units Outstanding	547	675	411	388	252	88	7	—	—	—
High Yield Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.521	$2.394	$2.113	$2.030	$1.781	$1.231	$1.573	$1.544	$1.414	$1.402
Number of Units Outstanding	392	338	340	275	226	206	174	171	98	73
Back-Load Version Class B
Accumulation Unit Value	$3.400	$3.253	$2.892	$2.800	$2.475	$1.723	$2.219	$2.195	$2.024	$2.022
Number of Units Outstanding	362	367	350	385	418	440	477	457	433	382
Multi-Sector Bond Division (b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.494	$1.526	$1.334	$1.277	$1.134	$0.934	$1.007	—	—	—
Number of Units Outstanding	538	420	383	193	226	75	14	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.421	$1.462	$1.288	$1.242	$1.111	$0.922	$1.002	—	—	—
Number of Units Outstanding	647	624	523	359	208	226	9	—	—	—

(b)	The initial investment was made on April 30, 2007.

Account A Prospectus	35

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Balanced Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.665	$1.493	$1.368	$1.346	$1.208	$1.000	$1.301	$1.232	$1.121	$1.087
Number of Units Outstanding	1,324	1,078	1,085	1,129	720	683	457	349	286	185
Back-Load Version Class B
Accumulation Unit Value	$11.379	$10.280	$9.490	$9.410	$8.511	$7.096	$9.299	$8.871	$8.135	$7.951
Number of Units Outstanding	424	461	547	594	670	703	722	777	713	626
Asset Allocation Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.831	$1.577	$1.428	$1.436	$1.277	$1.010	$1.453	$1.335	$1.220	$1.146
Number of Units Outstanding	633	543	384	614	572	528	557	532	750	700
Back-Load Version Class B
Accumulation Unit Value	$1.668	$1.448	$1.321	$1.338	$1.199	$0.955	$1.385	$1.282	$1.181	$1.117
Number of Units Outstanding	897	1,155	1,086	1,128	1,205	1,179	1,115	1,120	1,148	909
Fidelity® Variable Insurance Products
	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
VIP Mid Cap Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$3.830	$2.833	$2.485	$2.802	$2.190	$1.575	$2.621	$2.284	$2.042	$1.739
Number of Units Outstanding	449	449	463	402	295	305	243	367	275	100
Back-Load Version Class B
Accumulation Unit Value	$3.536	$2.635	$2.329	$2.645	$2.083	$1.510	$2.531	$2.222	$2.002	$1.717
Number of Units Outstanding	670	728	781	763	736	717	705	626	411	280
VIP Contrafund® Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.451	$1.114	$0.964	$0.996	$0.856	$0.635	$1.114	—	—	—
Number of Units Outstanding	635	480	482	326	168	283	3	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.380	$1.067	$0.931	$0.969	$0.839	$0.627	$1.109	—	—	—
Number of Units Outstanding	1,138	1,096	1,017	839	565	364	45	—	—	—
(b) The initial investment was made on April 30, 2007.
Neuberger Berman Advisers Management Trust
	December 31
	2013	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.426	$1.041	$0.943	$0.978	$0.800	$0.612	$1.015
Number of Units Outstanding	227	182	134	76	22	2	—
Back-Load Version Class B
Accumulation Unit Value	$1.356	$0.998	$0.911	$0.951	$0.784	$0.604	$1.010
Number of Units Outstanding	368	268	200	42	30	21	1

(b)	The initial investment was made on April 30, 2007.

Russell Investment Funds

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Multi-Style Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.413	$1.069	$0.928	$0.948	$0.818	$0.625	$1.058	$0.963	$0.859	$0.804
Number of Units Outstanding	216	221	318	259	309	490	671	708	559	370
Back-Load Version Class B
Accumulation Unit Value	$1.347	$1.026	$0.898	$0.924	$0.803	$0.619	$1.054	$0.967	$0.869	$0.820
Number of Units Outstanding	694	762	801	841	1,130	1,306	1,227	1,063	811	804

36	Account A Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Russell Investment Funds (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Aggressive Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.115	$1.518	$1.317	$1.382	$1.112	$0.851	$1.498	$1.455	$1.274	$1.204
Number of Units Outstanding	267	289	263	200	161	129	171	181	136	86
Back-Load Version Class B
Accumulation Unit Value	$2.225	$1.609	$1.407	$1.487	$1.206	$0.929	$1.648	$1.614	$1.423	$1.355
Number of Units Outstanding	329	426	509	512	586	526	487	399	361	297
Non-U.S. Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.384	$1.141	$0.957	$1.104	$0.996	$0.791	$1.381	$1.261	$1.025	$0.906
Number of Units Outstanding	450	411	595	496	437	369	469	414	258	248
Back-Load Version Class B
Accumulation Unit Value	$1.551	$1.288	$1.088	$1.265	$1.150	$0.920	$1.618	$1.488	$1.219	$1.085
Number of Units Outstanding	569	704	786	817	876	898	777	716	540	466
Core Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.039	$2.079	$1.928	$1.851	$1.691	$1.467	$1.529	$1.433	$1.389	$1.368
Number of Units Outstanding	569	435	573	538	500	306	471	211	150	114
Back-Load Version Class B
Accumulation Unit Value	$1.838	$1.889	$1.765	$1.707	$1.571	$1.373	$1.442	$1.362	$1.329	$1.319
Number of Units Outstanding	822	823	812	749	770	683	811	717	556	448
Global Real Estate Securities Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$3.835	$3.718	$2.930	$3.168	$2.590	$2.019	$3.204	$3.828	$2.832	$2.519
Number of Units Outstanding	437	368	435	478	387	315	267	243	187	138
Back-Load Version Class B
Accumulation Unit Value	$3.240	$3.165	$2.513	$2.737	$2.255	$1.771	$2.832	$3.408	$2.541	$2.277
Number of Units Outstanding	675	772	874	930	1,078	1,020	984	1,017	947	767
Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31
	2013	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.312	$1.235	$1.118	$1.122	$1.001	$0.822	$1.032
Number of Units Outstanding	83	42	29	26	22	3	277
Back-Load Version Class B
Accumulation Unit Value	$1.248	$1.184	$1.079	$1.091	$0.981	$0.811	$1.027
Number of Units Outstanding	644	581	382	202	153	74	42
Balanced Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.282	$1.146	$1.020	$1.050	$0.925	$0.741	$1.024
Number of Units Outstanding	497	762	710	351	285	265	474
Back-Load Version Class B
Accumulation Unit Value	$1.219	$1.098	$0.985	$1.021	$0.907	$0.732	$1.019
Number of Units Outstanding	826	584	515	277	526	399	59
Growth Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.218	$1.050	$0.924	$0.975	$0.851	$0.665	$1.018
Number of Units Outstanding	836	758	699	122	61	5	—
Back-Load Version Class B
Accumulation Unit Value	$1.158	$1.006	$0.892	$0.948	$0.834	$0.657	$1.013
Number of Units Outstanding	558	524	875	706	358	191	24
Equity Growth Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.135	$0.952	$0.828	$0.887	$0.774	$0.595	$1.009
Number of Units Outstanding	22	34	32	30	660	—	388
Back-Load Version Class B
Accumulation Unit Value	$1.080	$0.913	$0.799	$0.863	$0.759	$0.587	$1.004
Number of Units Outstanding	52	45	33	32	40	7	474
(b) The initial investment was made on April 30, 2007.

Account A Prospectus	37

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Credit Suisse Trust

December 31
2013
Credit Suisse Trust Commodity Return Strategy Division(a),(c)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$6.991
Number of Units Outstanding	47
Back-Load Version Class B
Accumulation Unit Value	$6.852
Number of Units Outstanding	51
(a) The initial investment was made on November 15, 2013.
(c) For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceeded 0.95%.

38	Account A Prospectus

Accumulation Unit Values Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 Northwestern Mutual Series Fund, Inc.
	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Growth Stock Division
Front-Load Version
Accumulation Unit Value	$4.234	$3.129	$2.782	$2.829	$2.528	$1.851	$3.039	$2.794	$2.560	$2.387
Number of Units Outstanding	121	144	177	164	175	231	258	298	376	449
Back-Load Version
Accumulation Unit Value	$3.909	$2.913	$2.612	$2.680	$2.415	$1.782	$2.952	$2.738	$2.530	$2.378
Number of Units Outstanding	723	839	949	1,074	1,167	1,463	1,788	2,197	2,541	2,850
Focused Appreciation Division
Front-Load Version
Accumulation Unit Value	$2.910	$2.265	$1.893	$2.024	$1.858	$1.310	$2.192	$1.735	$1.661	$1.425
Number of Units Outstanding	78	96	106	113	73	57	108	95	107	31
Back-Load Version
Accumulation Unit Value	$2.658	$2.087	$1.759	$1.896	$1.756	$1.248	$2.107	$1.682	$1.624	$1.405
Number of Units Outstanding	515	616	627	742	799	746	564	468	388	131
Large Cap Core Stock Division
Front-Load Version
Accumulation Unit Value	$3.180	$2.483	$2.233	$2.270	$2.018	$1.567	$2.568	$2.363	$2.128	$1.970
Number of Units Outstanding	76	88	112	111	106	144	174	198	211	219
Back-Load Version
Accumulation Unit Value	$2.937	$2.313	$2.098	$2.150	$1.928	$1.510	$2.495	$2.316	$2.103	$1.963
Number of Units Outstanding	696	824	870	921	979	1,179	1,242	1,520	1,866	2,044
Large Cap Blend Division(b)
Front-Load Version
Accumulation Unit Value	$1.166	$0.895	$0.780	$0.801	$0.704	$0.555	$0.932	—	—	—
Number of Units Outstanding	—	—	—	—	—	6	5	—	—	—
Back-Load Version
Accumulation Unit Value	$1.102	$0.853	$0.750	$0.777	$0.688	$0.547	$0.927	—	—	—
Number of Units Outstanding	143	153	100	126	74	75	28	—	—	—
Index 500 Stock Division
Front-Load Version
Accumulation Unit Value	$4.799	$3.649	$3.165	$3.117	$2.724	$2.164	$3.445	$3.281	$2.849	$2.731
Number of Units Outstanding	181	289	329	416	497	508	496	581	667	766
Back-Load Version
Accumulation Unit Value	$6.568	$5.036	$4.406	$4.376	$3.856	$3.089	$4.961	$4.765	$4.172	$4.034
Number of Units Outstanding	1,269	1,526	1,624	1,788	1,852	2,095	2,326	2,710	3,241	3,714
Large Company Value Division(b)
Front-Load Version
Accumulation Unit Value	$1.194	$0.913	$0.787	$0.779	$0.705	$0.586	$0.938	—	—	—
Number of Units Outstanding	111	112	4	4	4	—	—	—	—	—
Back-Load Version
Accumulation Unit Value	$1.128	$0.870	$0.757	$0.755	$0.689	$0.578	$0.932	—	—	—
Number of Units Outstanding	81	88	105	105	91	57	19	—	—	—
Domestic Equity Division
Front-Load Version
Accumulation Unit Value	$1.917	$1.436	$1.261	$1.255	$1.099	$0.852	$1.391	$1.491	$1.284	$1.193
Number of Units Outstanding	471	484	534	697	677	674	484	597	545	387
Back-Load Version
Accumulation Unit Value	$1.726	$1.304	$1.155	$1.159	$1.024	$0.800	$1.317	$1.424	$1.237	$1.159
Number of Units Outstanding	763	745	757	796	877	1,023	1,114	965	734	787
Equity Income Division
Front-Load Version
Accumulation Unit Value	$2.434	$1.881	$1.611	$1.632	$1.421	$1.145	$1.791	$1.742	$1.468	$1.414
Number of Units Outstanding	87	114	193	203	228	250	190	118	123	60
Back-Load Version
Accumulation Unit Value	$2.223	$1.733	$1.497	$1.529	$1.343	$1.091	$1.722	$1.688	$1.435	$1.394
Number of Units Outstanding	683	766	959	870	945	891	801	661	311	156
(b) The initial investment was made on April 30, 2007.

Account A Prospectus	39

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Mid Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$4.156	$3.324	$2.981	$3.190	$2.586	$1.966	$3.294	$2.740	$2.635	$2.492
Number of Units Outstanding	336	367	395	405	370	460	485	521	630	721
Back-Load Version
Accumulation Unit Value	$7.499	$6.049	$5.470	$5.904	$4.826	$3.700	$6.252	$5.246	$5.087	$4.853
Number of Units Outstanding	742	905	962	1,075	1,220	1,438	1,620	1,922	2,386	2,683
Index 400 Stock Division
Front-Load Version
Accumulation Unit Value	$3.757	$2.832	$2.417	$2.475	$1.967	$1.442	$2.272	$2.113	$1.928	$1.723
Number of Units Outstanding	62	72	118	160	207	233	247	308	347	358
Back-Load Version
Accumulation Unit Value	$3.317	$2.522	$2.171	$2.242	$1.797	$1.328	$2.111	$1.980	$1.822	$1.642
Number of Units Outstanding	408	482	744	722	907	1,031	1,237	1,476	1,839	1,970
Mid Cap Value Division
Front-Load Version
Accumulation Unit Value	$2.643	$2.037	$1.755	$1.772	$1.484	$1.209	$1.869	$1.880	$1.649	$1.570
Number of Units Outstanding	54	55	72	68	59	72	91	94	101	61
Back-Load Version
Accumulation Unit Value	$2.414	$1.877	$1.630	$1.661	$1.402	$1.152	$1.797	$1.823	$1.612	$1.548
Number of Units Outstanding	130	123	170	179	213	252	253	219	142	106
Small Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$4.127	$2.989	$2.742	$2.831	$2.259	$1.729	$3.093	$2.835	$2.668	$2.409
Number of Units Outstanding	66	81	62	122	134	172	178	209	306	326
Back-Load Version
Accumulation Unit Value	$3.644	$2.662	$2.462	$2.565	$2.063	$1.593	$2.873	$2.656	$2.521	$2.296
Number of Units Outstanding	436	545	634	685	776	920	1,003	1,207	1,617	1,713
Index 600 Stock Division(b)
Front-Load Version
Accumulation Unit Value	$1.630	$1.163	$1.009	$1.004	$0.801	$0.642	$0.938	—	—	—
Number of Units Outstanding	24	24	30	26	11	10	4	—	—	—
Back-Load Version
Accumulation Unit Value	$1.540	$1.109	$0.970	$0.973	$0.783	$0.633	$0.933	—	—	—
Number of Units Outstanding	381	304	326	179	128	77	24	—	—	—
Small Cap Value Division
Front-Load Version
Accumulation Unit Value	$3.239	$2.468	$2.130	$2.168	$1.785	$1.398	$1.954	$1.978	$1.704	$1.596
Number of Units Outstanding	92	105	159	220	210	196	183	241	242	378
Back-Load Version
Accumulation Unit Value	$2.915	$2.240	$1.950	$2.002	$1.662	$1.313	$1.850	$1.889	$1.641	$1.550
Number of Units Outstanding	418	448	543	573	590	618	736	756	787	860
International Growth Division
Front-Load Version
Accumulation Unit Value	$1.952	$1.636	$1.392	$1.610	$1.388	$1.132	$2.112	$1.883	$1.556	$1.324
Number of Units Outstanding	175	220	172	196	189	251	473	405	334	283
Back-Load Version
Accumulation Unit Value	$1.757	$1.485	$1.275	$1.487	$1.293	$1.063	$2.000	$1.798	$1.499	$1.286
Number of Units Outstanding	652	680	728	738	813	915	887	809	662	534
Research International Core Division(b)
Front-Load Version
Accumulation Unit Value	$1.066	$0.900	$0.774	$0.868	$0.785	$0.602	$1.052	—	—	—
Number of Units Outstanding	24	25	175	35	24	20	18	—	—	—
Back-Load Version
Accumulation Unit Value	$1.007	$0.857	$0.744	$0.841	$0.767	$0.594	$1.046	—	—	—
Number of Units Outstanding	136	96	28	44	42	19	19	—	—	—
International Equity Division
Front-Load Version
Accumulation Unit Value	$4.039	$3.341	$2.760	$3.083	$2.874	$2.168	$3.872	$3.293	$2.526	$2.274
Number of Units Outstanding	259	295	417	490	528	501	529	585	625	599
Back-Load Version
Accumulation Unit Value	$4.195	$3.500	$2.916	$3.285	$3.089	$2.350	$4.233	$3.630	$2.808	$2.550
Number of Units Outstanding	1,100	1,321	1,475	1,510	1,663	1,919	2,241	2,428	2,466	2,558

(b)	The initial investment was made on April 30, 2007.

40	Account A Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Emerging Markets Equity Division(b)
Front-Load Version
Accumulation Unit Value	$1.050	$1.111	$0.939	$1.159	$0.938	$0.555	$1.244	—	—	—
Number of Units Outstanding	338	293	177	180	174	168	53	—	—	—
Back-Load Version
Accumulation Unit Value	$0.992	$1.059	$0.902	$1.123	$0.917	$0.547	$1.237	—	—	—
Number of Units Outstanding	790	858	892	1,133	780	372	186	—	—	—
Money Market Division
Front-Load Version
Accumulation Unit Value	$1.627	$1.632	$1.636	$1.640	$1.642	$1.636	$1.599	$1.525	$1.460	$1.423
Number of Units Outstanding	5	125	121	230	246	158	429	390	414	552
Back-Load Version
Accumulation Unit Value	$2.895	$2.928	$2.961	$2.994	$3.022	$3.037	$2.993	$2.879	$2.780	$2.733
Number of Units Outstanding	450	606	641	913	1,258	973	900	831	1,102	1,036
Short-Term Bond Division(b)
Front-Load Version
Accumulation Unit Value	$1.182	$1.180	$1.161	$1.159	$1.123	$1.052	$1.028	—	—	—
Number of Units Outstanding	9	31	160	329	304	267	—	—	—	—
Back-Load Version
Accumulation Unit Value	$1.117	$1.125	$1.116	$1.124	$1.098	$1.037	$1.022	—	—	—
Number of Units Outstanding	397	74	46	54	44	29	—	—	—	—
Select Bond Division
Front-Load Version
Accumulation Unit Value	$2.833	$2.907	$2.781	$2.606	$2.455	$2.253	$2.191	$2.068	$2.001	$1.966
Number of Units Outstanding	421	473	772	709	808	611	772	680	768	758
Back-Load Version
Accumulation Unit Value	$13.097	$13.554	$13.076	$12.356	$11.738	$10.867	$10.657	$10.143	$9.899	$9.806
Number of Units Outstanding	304	370	372	382	392	438	434	432	472	456
Long-Term U.S. Government Bond Division(b)
Front-Load Version
Accumulation Unit Value	$1.509	$1.747	$1.691	$1.317	$1.195	$1.290	$1.073	—	—	—
Number of Units Outstanding	28	83	83	358	366	353	73	—	—	—
Back-Load Version
Accumulation Unit Value	$1.426	$1.665	$1.625	$1.276	$1.168	$1.272	$1.066	—	—	—
Number of Units Outstanding	227	225	173	361	466	574	31	—	—	—
Inflation Protection Division(b)
Front-Load Version
Accumulation Unit Value	$1.312	$1.437	$1.344	$1.206	$1.146	$1.046	$1.065	—	—	—
Number of Units Outstanding	80	158	261	77	47	21	—	—	—	—
Back-Load Version
Accumulation Unit Value	$1.240	$1.370	$1.292	$1.169	$1.121	$1.032	$1.059	—	—	—
Number of Units Outstanding	258	228	374	380	115	74	19	—	—	—
High Yield Bond Division
Front-Load Version
Accumulation Unit Value	$3.736	$3.544	$3.125	$2.999	$2.629	$1.815	$2.317	$2.273	$2.079	$2.058
Number of Units Outstanding	134	138	170	152	140	175	160	186	205	183
Back-Load Version
Accumulation Unit Value	$3.400	$3.253	$2.892	$2.800	$2.475	$1.723	$2.219	$2.195	$2.024	$2.022
Number of Units Outstanding	371	419	336	355	418	426	496	624	685	852
Multi-Sector Bond Division(b)
Front-Load Version
Accumulation Unit Value	$1.504	$1.534	$1.340	$1.282	$1.137	$0.935	$1.008	—	—	—
Number of Units Outstanding	384	351	415	158	152	62	25	—	—	—
Back-Load Version
Accumulation Unit Value	$1.421	$1.462	$1.288	$1.242	$1.111	$0.922	$1.002	—	—	—
Number of Units Outstanding	987	759	887	533	294	174	22	—	—	—
Balanced Division
Front-Load Version
Accumulation Unit Value	$3.649	$3.269	$2.992	$2.942	$2.638	$2.181	$2.834	$2.681	$2.438	$2.362
Number of Units Outstanding	249	258	271	306	318	727	817	874	919	1,092
Back-Load Version
Accumulation Unit Value	$11.379	$10.280	$9.490	$9.410	$8.511	$7.096	$9.299	$8.871	$8.135	$7.951
Number of Units Outstanding	937	1,004	987	1,041	1,094	1,242	1,389	1,583	1,946	2,170

(b)	The initial investment was made on April 30, 2007.

Account A Prospectus	41

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Asset Allocation Division
Front-Load Version
Accumulation Unit Value	$1.854	$1.595	$1.443	$1.450	$1.288	$1.017	$1.462	$1.342	$1.226	$1.150
Number of Units Outstanding	14	26	26	72	73	125	798	833	826	754
Back-Load Version
Accumulation Unit Value	$1.668	$1.448	$1.321	$1.338	$1.199	$0.955	$1.385	$1.282	$1.181	$1.117
Number of Units Outstanding	406	430	476	730	696	918	1,144	1,272	1,281	1,073
Fidelity® Variable Insurance Products
	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
VIP Mid Cap Division
Front-Load Version
Accumulation Unit Value	$3.870	$2.860	$2.507	$2.823	$2.205	$1.584	$2.633	$2.292	$2.047	$1.742
Number of Units Outstanding	128	151	156	258	223	198	156	116	83	49
Back-Load Version
Accumulation Unit Value	$3.536	$2.635	$2.329	$2.645	$2.083	$1.510	$2.531	$2.222	$2.002	$1.717
Number of Units Outstanding	514	536	618	605	682	638	704	688	562	345
VIP Contrafund® Division(b)
Front-Load Version
Accumulation Unit Value	$1.461	$1.120	$0.968	$1.000	$0.859	$0.636	$1.115	—	—	—
Number of Units Outstanding	176	223	278	250	230	211	134	—	—	—
Back-Load Version
Accumulation Unit Value	$1.380	$1.067	$0.931	$0.969	$0.839	$0.627	$1.109	—	—	—
Number of Units Outstanding	504	478	468	433	359	375	171	—	—	—
(b) The initial investment was made on April 30, 2007.
Neuberger Berman Advisers Management Trust
	December 31
	2013	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Front-Load Version
Accumulation Unit Value	$1.435	$1.047	$0.948	$0.982	$0.802	$0.613	$1.016
Number of Units Outstanding	19	76	143	11	11	10	9
Back-Load Version
Accumulation Unit Value	$1.356	$0.998	$0.911	$0.951	$0.784	$0.604	$1.010
Number of Units Outstanding	177	158	305	55	46	52	6
(b) The initial investment was made on April 30, 2007. Russell Investment Funds
	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Multi-Style Equity Division
Front-Load Version
Accumulation Unit Value	$1.525	$1.152	$1.000	$1.020	$0.879	$0.672	$1.135	$1.032	$0.919	$0.860
Number of Units Outstanding	7	7	7	75	75	100	275	258	227	516
Back-Load Version
Accumulation Unit Value	$1.347	$1.026	$0.898	$0.924	$0.803	$0.619	$1.054	$0.967	$0.869	$0.820
Number of Units Outstanding	967	1,155	1,226	1,254	1,481	1,593	1,546	1,387	1,776	1,743
Aggressive Equity Division
Front-Load Version
Accumulation Unit Value	$2.519	$1.807	$1.566	$1.641	$1.320	$1.008	$1.774	$1.722	$1.506	$1.422
Number of Units Outstanding	5	17	17	73	66	155	264	254	222	216
Back-Load Version
Accumulation Unit Value	$2.225	$1.609	$1.407	$1.487	$1.206	$0.929	$1.648	$1.614	$1.423	$1.355
Number of Units Outstanding	344	391	446	456	530	576	524	765	857	906

42	Account A Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Russell Investment Funds (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Non-U.S. Division
Front-Load Version
Accumulation Unit Value	$1.756	$1.446	$1.212	$1.397	$1.258	$0.999	$1.741	$1.588	$1.289	$1.139
Number of Units Outstanding	160	173	181	269	311	274	324	304	375	427
Back-Load Version
Accumulation Unit Value	$1.551	$1.288	$1.088	$1.265	$1.150	$0.920	$1.618	$1.488	$1.219	$1.085
Number of Units Outstanding	685	728	785	848	942	1,007	1,185	1,158	1,177	1,141
Core Bond Division
Front-Load Version
Accumulation Unit Value	$2.081	$2.121	$1.965	$1.884	$1.719	$1.491	$1.552	$1.453	$1.407	$1.384
Number of Units Outstanding	184	221	405	169	176	210	279	207	225	280
Back-Load Version
Accumulation Unit Value	$1.838	$1.889	$1.765	$1.707	$1.571	$1.373	$1.442	$1.362	$1.329	$1.319
Number of Units Outstanding	1,011	778	580	607	869	753	834	779	766	676
Global Real Estate Securities Division
Front-Load Version
Accumulation Unit Value	$3.669	$3.554	$2.798	$3.022	$2.468	$1.922	$3.048	$3.637	$2.688	$2.389
Number of Units Outstanding	111	113	138	177	225	209	281	278	290	411
Back-Load Version
Accumulation Unit Value	$3.240	$3.165	$2.513	$2.737	$2.255	$1.771	$2.832	$3.408	$2.541	$2.277
Number of Units Outstanding	462	443	498	528	571	609	721	760	771	792
Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31
	2013	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.321	$1.242	$1.123	$1.126	$1.004	$0.823	$1.033
Number of Units Outstanding	—	—	—	—	—	191	—
Back-Load Version
Accumulation Unit Value	$1.248	$1.184	$1.079	$1.091	$0.981	$0.811	$1.027
Number of Units Outstanding	192	45	45	45	97	50	5
Balanced Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.290	$1.152	$1.024	$1.054	$0.928	$0.742	$1.024
Number of Units Outstanding	107	103	99	—	—	12	12
Back-Load Version
Accumulation Unit Value	$1.219	$1.098	$0.985	$1.021	$0.907	$0.732	$1.019
Number of Units Outstanding	473	404	466	221	227	80	—
Growth Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.226	$1.056	$0.928	$0.978	$0.854	$0.666	$1.018
Number of Units Outstanding	—	—	—	—	—	—	—
Back-Load Version
Accumulation Unit Value	$1.158	$1.006	$0.892	$0.948	$0.834	$0.657	$1.013
Number of Units Outstanding	154	182	912	574	534	506	136
Equity Growth Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.143	$0.958	$0.831	$0.890	$0.776	$0.596	$1.010
Number of Units Outstanding	—	—	—	—	—	—	—
Back-Load Version
Accumulation Unit Value	$1.080	$0.913	$0.799	$0.863	$0.759	$0.587	$1.004
Number of Units Outstanding	30	28	26	5	9	52	42
(b) The initial investment was made on April 30, 2007.

Account A Prospectus	43

Accumulation Unit Values Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued) Credit Suisse Trust
December 31
2013
Credit Suisse Trust Commodity Return Strategy Division(a),(c)
Front-Load Version
Accumulation Unit Value	$7.009
Number of Units Outstanding	24
Back-Load Version
Accumulation Unit Value	$6.852
Number of Units Outstanding	18

(a)     The initial investment was made on November 15, 2013.

(c)     For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceeded 0.95%.

44	Account A Prospectus

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995

Northwestern Mutual Series Fund, Inc.

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Growth Stock Division
Accumulation Unit Value	$3.909	$2.913	$2.612	$2.680	$2.415	$1.782	$2.952	$2.738	$2.530	$2.378
Number of Units Outstanding	1,097	1,370	1,623	1,779	2,255	2,635	2,987	3,629	4,339	4,809
Focused Appreciation Division
Accumulation Unit Value	$2.658	$2.087	$1.759	$1.896	$1.756	$1.248	$2.107	$1.682	$1.624	$1.405
Number of Units Outstanding	1,564	1,640	1,912	2,476	2,559	2,308	1,805	1,440	879	428
Large Cap Core Stock Division
Accumulation Unit Value	$2.937	$2.313	$2.098	$2.150	$1.928	$1.510	$2.495	$2.316	$2.103	$1.963
Number of Units Outstanding	830	1,227	1,464	1,785	2,124	2,249	2,800	3,469	3,702	3,976
Large Cap Blend Division(b)
Accumulation Unit Value	$1.102	$0.853	$0.750	$0.777	$0.688	$0.547	$0.927	—	—	—
Number of Units Outstanding	479	496	600	783	920	753	322	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$6.568	$5.036	$4.406	$4.376	$3.856	$3.089	$4.961	$4.765	$4.172	$4.034
Number of Units Outstanding	3,105	3,585	3,963	4,594	5,256	5,455	6,361	7,700	8,704	10,242
Large Company Value Division(b)
Accumulation Unit Value	$1.128	$0.870	$0.757	$0.755	$0.689	$0.578	$0.932	—	—	—
Number of Units Outstanding	530	297	449	449	464	231	37	—	—	—
Domestic Equity Division
Accumulation Unit Value	$1.726	$1.304	$1.155	$1.159	$1.024	$0.800	$1.317	$1.424	$1.237	$1.159
Number of Units Outstanding	2,160	2,407	3,092	3,777	3,909	4,007	3,721	3,616	3,242	2,469
Equity Income Division
Accumulation Unit Value	$2.223	$1.733	$1.497	$1.529	$1.343	$1.091	$1.722	$1.688	$1.435	$1.394
Number of Units Outstanding	1,963	1,816	1,753	1,864	1,797	1,945	2,614	1,956	1,289	778
Mid Cap Growth Stock Division
Accumulation Unit Value	$7.499	$6.049	$5.470	$5.904	$4.826	$3.700	$6.252	$5.246	$5.087	$4.853
Number of Units Outstanding	2,026	2,552	2,886	3,145	3,430	3,933	4,229	5,109	5,831	7,206
Index 400 Stock Division
Accumulation Unit Value	$3.317	$2.522	$2.171	$2.242	$1.797	$1.328	$2.111	$1.980	$1.822	$1.642
Number of Units Outstanding	1,359	1,593	1,725	1,891	2,259	2,513	2,802	3,217	3,471	3,631
Mid Cap Value Division
Accumulation Unit Value	$2.414	$1.877	$1.630	$1.661	$1.402	$1.152	$1.797	$1.823	$1.612	$1.548
Number of Units Outstanding	499	496	521	658	715	719	982	636	490	445
Small Cap Growth Stock Division
Accumulation Unit Value	$3.644	$2.662	$2.462	$2.565	$2.063	$1.593	$2.873	$2.656	$2.521	$2.296
Number of Units Outstanding	1,200	1,633	1,832	1,812	1,948	1,978	2,370	2,789	3,183	3,803
Index 600 Stock Division(b)
Accumulation Unit Value	$1.540	$1.109	$0.970	$0.973	$0.783	$0.633	$0.933	—	—	—
Number of Units Outstanding	435	366	309	403	195	126	48	—	—	—
Small Cap Value Division
Accumulation Unit Value	$2.915	$2.240	$1.950	$2.002	$1.662	$1.313	$1.850	$1.889	$1.641	$1.550
Number of Units Outstanding	1,170	1,295	1,438	1,713	1,891	1,833	2,100	3,084	3,125	2,571
International Growth Division
Accumulation Unit Value	$1.757	$1.485	$1.275	$1.487	$1.293	$1.063	$2.000	$1.798	$1.499	$1.286
Number of Units Outstanding	1,661	1,846	2,315	2,525	2,594	2,541	2,863	2,275	1,933	1,319
Research International Core Division(b)
Accumulation Unit Value	$1.007	$0.857	$0.744	$0.841	$0.767	$0.594	$1.046	—	—	—
Number of Units Outstanding	835	557	606	576	537	287	485	—	—	—
International Equity Division
Accumulation Unit Value	$4.195	$3.500	$2.916	$3.285	$3.089	$2.350	$4.233	$3.630	$2.808	$2.550
Number of Units Outstanding	3,533	4,274	4,978	5,854	6,427	6,766	7,836	8,109	8,516	9,136
Emerging Markets Equity Division(b)
Accumulation Unit Value	$0.992	$1.059	$0.902	$1.123	$0.917	$0.547	$1.237	—	—	—
Number of Units Outstanding	2,000	1,448	1,879	1,638	1,760	1,203	624	—	—	—
Money Market Division
Accumulation Unit Value	$2.895	$2.928	$2.961	$2.994	$3.022	$3.037	$2.993	$2.879	$2.780	$2.733
Number of Units Outstanding	1,918	3,439	2,854	2,773	3,535	3,846	4,296	3,700	2,799	3,144
Short-Term Bond Division(b)
Accumulation Unit Value	$1.117	$1.125	$1.116	$1.124	$1.098	$1.037	$1.022	—	—	—
Number of Units Outstanding	1,536	1,591	1,045	885	453	238	43	—	—	—

(b)	The initial investment was made on April 30, 2007.

Account A Prospectus	45

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Select Bond Division
Accumulation Unit Value	$13.097	$13.554	$13.076	$12.356	$11.738	$10.867	$10.657	$10.143	$9.899	$9.806
Number of Units Outstanding	979	1,075	1,130	1,349	1,464	1,497	1,566	1,452	1,460	1,409
Long-Term U.S. Government Bond Division(b)
Accumulation Unit Value	$1.426	$1.665	$1.625	$1.276	$1.168	$1.272	$1.066	—	—	—
Number of Units Outstanding	753	860	956	962	992	1,588	358	—	—	—
Inflation Protection Division(b)
Accumulation Unit Value	$1.240	$1.370	$1.292	$1.169	$1.121	$1.032	$1.059	—	—	—
Number of Units Outstanding	1,659	1,820	1,602	1,175	931	636	147	—	—	—
High Yield Bond Division
Accumulation Unit Value	$3.400	$3.253	$2.892	$2.800	$2.475	$1.723	$2.219	$2.195	$2.024	$2.022
Number of Units Outstanding	841	871	944	998	1,039	1,143	1,445	1,329	1,427	1,495
Multi-Sector Bond Division(b)
Accumulation Unit Value	$1.421	$1.462	$1.288	$1.242	$1.111	$0.922	$1.002	—	—	—
Number of Units Outstanding	1,990	1,935	1,770	1,279	891	829	159	—	—	—
Balanced Division
Accumulation Unit Value	$11.379	$10.280	$9.490	$9.410	$8.511	$7.096	$9.299	$8.871	$8.135	$7.951
Number of Units Outstanding	7,306	7,865	8,432	9,348	9,929	10,924	12,571	14,201	15,486	17,993
Asset Allocation Division
Accumulation Unit Value	$1.668	$1.448	$1.321	$1.338	$1.199	$0.955	$1.385	$1.282	$1.181	$1.117
Number of Units Outstanding	1,705	1,390	1,423	1,819	1,874	2,398	3,994	4,206	4,479	2,884
(b) The initial investment was made on April 30, 2007.
Fidelity® Variable Insurance Products
	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
VIP Mid Cap Division
Accumulation Unit Value	$3.536	$2.635	$2.329	$2.645	$2.083	$1.510	$2.531	$2.222	$2.002	$1.717
Number of Units Outstanding	1,354	1,503	1,927	2,159	1,954	2,005	2,342	2,182	1,827	1,329
VIP Contrafund® Division(b)
Accumulation Unit Value	$1.380	$1.067	$0.931	$0.969	$0.839	$0.627	$1.109	—	—	—
Number of Units Outstanding	1,753	1,762	1,807	1,706	1,312	1,042	389	—	—	—
(b) The initial investment was made on April 30, 2007.
Neuberger Berman Advisers Management Trust
	December 31
	2013	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Accumulation Unit Value	$1.356	$0.998	$0.911	$0.951	$0.784	$0.604	$1.010
Number of Units Outstanding	499	379	445	292	239	178	1
(b) The initial investment was made on April 30, 2007.
Russell Investment Funds
	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Multi-Style Equity Division
Accumulation Unit Value	$1.347	$1.026	$0.898	$0.924	$0.803	$0.619	$1.054	$0.967	$0.869	$0.820
Number of Units Outstanding	1,338	1,332	1,517	1,823	2,068	2,239	2,751	2,931	3,010	3,567
Aggressive Equity Division
Accumulation Unit Value	$2.225	$1.609	$1.407	$1.487	$1.206	$0.929	$1.648	$1.614	$1.423	$1.355
Number of Units Outstanding	818	842	792	849	956	905	1,013	1,197	1,338	1,721
Non-U.S. Division
Accumulation Unit Value	$1.551	$1.288	$1.088	$1.265	$1.150	$0.920	$1.618	$1.488	$1.219	$1.085
Number of Units Outstanding	1,320	1,467	1,646	1,740	1,999	2,048	2,276	2,463	2,146	2,305
Core Bond Division
Accumulation Unit Value	$1.838	$1.889	$1.765	$1.707	$1.571	$1.373	$1.442	$1.362	$1.329	$1.319
Number of Units Outstanding	1,286	1,108	1,036	963	1,205	1,182	1,329	1,254	1,047	1,113
Global Real Estate Securities Division
Accumulation Unit Value	$3.240	$3.165	$2.513	$2.737	$2.255	$1.771	$2.832	$3.408	$2.541	$2.277
Number of Units Outstanding	1,401	1,455	1,638	1,784	1,950	2,022	2,048	2,500	2,416	2,138

46	Account A Prospectus

Accumulation Unit Values Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued) Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31
	2013	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Accumulation Unit Value	$1.248	$1.184	$1.079	$1.091	$0.981	$0.811	$1.027
Number of Units Outstanding	768	694	685	125	252	234	204
Balanced Strategy Division(b)
Accumulation Unit Value	$1.219	$1.098	$0.985	$1.021	$0.907	$0.732	$1.019
Number of Units Outstanding	1,406	1,247	1,492	819	899	828	12
Growth Strategy Division(b)
Accumulation Unit Value	$1.158	$1.006	$0.892	$0.948	$0.834	$0.657	$1.013
Number of Units Outstanding	252	223	220	77	129	69	38
Equity Growth Strategy Division(b)
Accumulation Unit Value	$1.080	$0.913	$0.799	$0.863	$0.759	$0.587	$1.004
Number of Units Outstanding	254	270	263	140	140	275	10
(b) The initial investment was made on April 30, 2007. Credit Suisse Trust
	December 31
	2013
Credit Suisse Trust Commodity Return Strategy Division(a),(c)
Accumulation Unit Value	$6.852
Number of Units Outstanding	126

(a)     The initial investment was made on November 15, 2013.

(c)     For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceeded 0.95%.

Account A Prospectus	47

Accumulation Unit Values Contracts Issued Prior to December 17, 1981 Northwestern Mutual Series Fund, Inc.
	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Growth Stock Division
Accumulation Unit Value	$4.314	$3.199	$2.854	$2.913	$2.612	$1.918	$3.161	$2.917	$2.682	$2.509
Number of Units Outstanding	28	29	31	31	32	38	40	136	231	175
Focused Appreciation Division
Accumulation Unit Value	$2.804	$2.190	$1.837	$1.971	$1.816	$1.284	$2.157	$1.713	$1.646	$1.417
Number of Units Outstanding	8	8	17	43	43	37	10	196	254	70
Large Cap Core Stock Division
Accumulation Unit Value	$3.240	$2.539	$2.292	$2.337	$2.085	$1.625	$2.672	$2.467	$2.229	$2.071
Number of Units Outstanding	18	27	33	33	33	31	67	74	77	107
Large Cap Blend Division(b)
Accumulation Unit Value	$1.140	$0.877	$0.767	$0.791	$0.697	$0.552	$0.930	—	—	—
Number of Units Outstanding	53	13	19	19	19	18	5	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$7.371	$5.624	$4.895	$4.837	$4.242	$3.381	$5.402	$5.163	$4.499	$4.328
Number of Units Outstanding	1,062	1,185	1,298	1,364	1,555	1,544	2,187	2,786	3,199	3,365
Large Company Value Division(b)
Accumulation Unit Value	$1.167	$0.895	$0.775	$0.769	$0.698	$0.583	$0.936	—	—	—
Number of Units Outstanding	4	3	21	26	25	11	2	—	—	—
Domestic Equity Division
Accumulation Unit Value	$1.836	$1.380	$1.216	$1.215	$1.068	$0.830	$1.360	$1.463	$1.265	$1.179
Number of Units Outstanding	53	13	39	43	45	49	42	74	74	245
Equity Income Division
Accumulation Unit Value	$2.345	$1.819	$1.563	$1.589	$1.388	$1.123	$1.762	$1.720	$1.454	$1.406
Number of Units Outstanding	196	164	188	178	178	265	304	95	198	18
Mid Cap Growth Stock Division
Accumulation Unit Value	$8.416	$6.754	$6.078	$6.527	$5.309	$4.050	$6.809	$5.684	$5.485	$5.207
Number of Units Outstanding	49	77	79	81	82	84	117	167	187	216
Index 400 Stock Division
Accumulation Unit Value	$3.570	$2.701	$2.313	$2.376	$1.896	$1.394	$2.204	$2.058	$1.884	$1.689
Number of Units Outstanding	19	35	40	42	69	68	92	186	190	195
Mid Cap Value Division
Accumulation Unit Value	$2.547	$1.970	$1.703	$1.726	$1.450	$1.185	$1.839	$1.856	$1.633	$1.561
Number of Units Outstanding	9	2	12	14	14	13	14	13	11	12
Small Cap Growth Stock Division
Accumulation Unit Value	$3.922	$2.851	$2.624	$2.719	$2.177	$1.672	$3.001	$2.760	$2.607	$2.362
Number of Units Outstanding	45	56	67	64	65	52	47	72	87	109
Index 600 Stock Division(b)
Accumulation Unit Value	$1.593	$1.141	$0.993	$0.991	$0.793	$0.638	$0.936	—	—	—
Number of Units Outstanding	27	13	15	13	13	10	1	—	—	—
Small Cap Value Division
Accumulation Unit Value	$3.102	$2.372	$2.055	$2.099	$1.734	$1.363	$1.911	$1.941	$1.678	$1.577
Number of Units Outstanding	41	53	70	84	81	60	70	163	254	334
International Growth Division
Accumulation Unit Value	$1.870	$1.573	$1.343	$1.558	$1.348	$1.103	$2.065	$1.848	$1.532	$1.308
Number of Units Outstanding	16	17	33	41	42	69	77	127	105	66
Research International Core Division(b)
Accumulation Unit Value	$1.041	$0.882	$0.761	$0.857	$0.777	$0.599	$1.050	—	—	—
Number of Units Outstanding	18	18	11	11	13	25	7	—	—	—
International Equity Division
Accumulation Unit Value	$4.652	$3.862	$3.202	$3.588	$3.358	$2.541	$4.555	$3.887	$2.992	$2.703
Number of Units Outstanding	54	59	71	88	95	115	249	300	303	298
Emerging Markets Equity Division(b)
Accumulation Unit Value	$1.026	$1.090	$0.924	$1.144	$0.929	$0.552	$1.241	—	—	—
Number of Units Outstanding	31	50	56	58	59	18	57	—	—	—
Money Market Division
Accumulation Unit Value	$3.397	$3.419	$3.440	$3.461	$3.477	$3.476	$3.408	$3.262	$3.134	$3.066
Number of Units Outstanding	93	101	178	202	162	228	176	324	416	241

(b)	The initial investment was made on April 30, 2007.

48	Account A Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Short-Term Bond Division(b)
Accumulation Unit Value	$1.155	$1.157	$1.143	$1.145	$1.113	$1.046	$1.026	—	—	—
Number of Units Outstanding	119	187	23	24	25	12	15	—	—	—
Select Bond Division
Accumulation Unit Value	$15.374	$15.831	$15.197	$14.288	$13.505	$12.441	$12.139	$11.496	$11.164	$11.004
Number of Units Outstanding	131	154	157	162	164	191	197	254	324	389
Long-Term U.S. Government Bond Division(b)
Accumulation Unit Value	$1.475	$1.713	$1.664	$1.300	$1.184	$1.283	$1.070	—	—	—
Number of Units Outstanding	29	30	9	6	15	87	—	—	—	—
Inflation Protection Division(b)
Accumulation Unit Value	$1.282	$1.409	$1.322	$1.190	$1.136	$1.040	$1.063	—	—	—
Number of Units Outstanding	5	109	33	22	21	5	8	—	—	—
High Yield Bond Division
Accumulation Unit Value	$3.752	$3.571	$3.159	$3.043	$2.677	$1.855	$2.376	$2.338	$2.146	$2.132
Number of Units Outstanding	20	25	15	14	14	19	54	65	72	44
Multi-Sector Bond Division(b)
Accumulation Unit Value	$1.470	$1.504	$1.319	$1.266	$1.126	$0.930	$1.006	—	—	—
Number of Units Outstanding	15	30	18	16	18	15	19	—	—	—
Balanced Division
Accumulation Unit Value	$13.355	$12.004	$11.026	$10.879	$9.790	$8.123	$10.591	$10.053	$9.172	$8.920
Number of Units Outstanding	367	388	469	549	683	696	775	1,099	1,054	1,160
Asset Allocation Division
Accumulation Unit Value	$1.775	$1.533	$1.391	$1.403	$1.251	$0.992	$1.430	$1.317	$1.207	$1.137
Number of Units Outstanding	53	95	56	36	36	22	22	72	81	64
(b) The initial investment was made on April 30, 2007.
Fidelity® Variable Insurance Products
	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
VIP Mid Cap Division
Accumulation Unit Value	$3.730	$2.766	$2.432	$2.749	$2.154	$1.553	$2.591	$2.263	$2.029	$1.732
Number of Units Outstanding	37	39	56	71	58	88	86	123	80	49
VIP Contrafund® Division(b)
Accumulation Unit Value	$1.427	$1.098	$0.953	$0.987	$0.851	$0.633	$1.112	—	—	—
Number of Units Outstanding	32	33	84	64	67	86	16	—	—	—
(b) The initial investment was made on April 30, 2007.
Neuberger Berman Advisers Management Trust
	December 31
	2013	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Accumulation Unit Value	$1.402	$1.027	$0.932	$0.969	$0.795	$0.609	$1.014
Number of Units Outstanding	30	—	11	9	8	12	—
(b) The initial investment was made on April 30, 2007.

Account A Prospectus	49

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 (continued)

Russell Investment Funds

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Multi-Style Equity Division
Accumulation Unit Value	$1.450	$1.099	$0.957	$0.979	$0.847	$0.650	$1.101	$1.005	$0.898	$0.844
Number of Units Outstanding	10	10	10	10	10	10	34	23	19	20
Aggressive Equity Division
Accumulation Unit Value	$2.394	$1.723	$1.499	$1.576	$1.272	$0.975	$1.721	$1.677	$1.472	$1.394
Number of Units Outstanding	51	34	45	47	54	8	26	78	91	118
Non-U.S. Division
Accumulation Unit Value	$1.669	$1.379	$1.160	$1.341	$1.213	$0.966	$1.690	$1.546	$1.260	$1.117
Number of Units Outstanding	7	14	24	26	39	37	292	310	77	48
Core Bond Division
Accumulation Unit Value	$1.978	$2.022	$1.880	$1.809	$1.657	$1.442	$1.506	$1.415	$1.374	$1.357
Number of Units Outstanding	11	20	16	12	21	23	44	36	44	22
Global Real Estate Securities Division
Accumulation Unit Value	$3.487	$3.390	$2.677	$2.902	$2.379	$1.859	$2.958	$3.542	$2.627	$2.343
Number of Units Outstanding	46	54	66	118	121	265	203	177	81	268
Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31
	2013	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Accumulation Unit Value	$1.291	$1.218	$1.105	$1.112	$0.994	$0.818	$1.030
Number of Units Outstanding	48	52	55	27	—	—	—
Balanced Strategy Division(b)
Accumulation Unit Value	$1.261	$1.130	$1.008	$1.040	$0.919	$0.738	$1.022
Number of Units Outstanding	30	30	30	—	—	—	—
Growth Strategy Division(b)
Accumulation Unit Value	$1.198	$1.035	$0.913	$0.966	$0.846	$0.663	$1.016
Number of Units Outstanding	—	—	—	—	—	—	—
Equity Growth Strategy Division(b)
Accumulation Unit Value	$1.117	$0.939	$0.818	$0.879	$0.769	$0.592	$1.007
Number of Units Outstanding	—	—	—	—	—	—	—
(b) The initial investment was made on April 30, 2007.
Credit Suisse Trust
	December 31
	2013
Credit Suisse Trust Commodity Return Strategy Division (a),(c)
Accumulation Unit Value	$7.019
Number of Units Outstanding	2,399
(a) The initial investment was made on November 15, 2013.
(c) For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceeded 0.95%.

50	Account A Prospectus

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2014

FLEXIBLE PAYMENT VARIABLE ANNUITY

An individual flexible payment Variable Annuity Contract (the “Contract”) to provide retirement annuity benefits for self-employed persons and their eligible employees.

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account A

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Investment Products and Services Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number
1-888- 455-2232, or visiting the website www.northwesternmutual.com.

DISTRIBUTION OF THE CONTRACTS

The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

NMIS is the principal underwriter of the Contracts for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. We also paid additional amounts to NMIS in reimbursement for other expenses related to the distribution of variable annuity contracts.

Year	Amount
2013	$1,508,544
2012	$1,508,179
2011	$1,601,949

NMIS also provides certain services related to the administration of certain payment plans under the Policies. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services under an administrative services contract with us.

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Payment Plans,” including “Description of Payment Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; “Net Investment Factor”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with age adjustment.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual.

The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the

Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to reflect the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	25,000

(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000

(3)	Cash Value of Contract at maturity, (1) X (2)	$50,000

(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$5.35

(5)	Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$267.50

(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000

(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	178.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $267.50, and payments thereafter of the varying dollar value of 178.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 178.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 178.33 multiplied by $1.501000, or $267.68.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 178.33 X $1.499000, or $267.32.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

VALUATION OF ASSETS OF THE ACCOUNT

The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract cannot be changed or the Contract sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual; except, that if the Owner of the Contract is a trustee of an employee trust qualified under the Code, or the custodian of a custodial account treated as such, it may transfer the Contract to a successor trustee or custodian. In addition, the trustee or custodian, as well as the employer under a qualified non-trusted pension plan, may assign the Contract to an employee upon termination of employment.

EXPERTS

The financial statements of the Account, and the related notes and report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, included in this Statement of Additional Information and the financial statements of Northwestern Mutual, and the related notes and report of PricewaterhouseCoopers LLP included in this Statement of Additional Information are so included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2013

NML Variable Annuity Account A

Financial Statements

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$14,853	$20,474	$7,977	$1,172	$62,083
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	1	1	-	-

Total Assets	14,853	20,475	7,978	1,172	62,083

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	235

Total Liabilities	-	-	-	-	235

Total Net Assets	$14,853	$20,475	$7,978	$1,172	$61,848

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$120	$22	$59	$61	$7,826
Annuity Reserves	6	-	-	-	195
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	4,290	4,157	2,437	528	20,397
Annuity Reserves	62	34	101	13	688
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	513	226	243	-	867
Annuity Reserves	13	-	49	-	68
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	2,828	1,370	2,045	158	8,334
Annuity Reserves	-	-	-	-	2
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	249	617	268	69	1,021
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	1,460	532	286	51	2,293
Class B Accumulation Units (8)	1,516	2,000	822	280	3,528
Annuity Reserves	-	-	-	12	-
On or After October 16, 2006 – Fee Based Version
Accumulation Units (9)	3,792	11,451	1,661	-	16,466
Annuity Reserves	4	66	7	-	163

Total Net Assets	$14,853	$20,475	$7,978	$1,172	$61,848

(1) Investments, at cost	$10,920	$14,693	$5,855	$989	$47,940
Mutual Fund Shares Held	5,048	7,623	4,689	1,129	17,207
(2) Accumulation Unit Value	$4.313512	$2.804119	$3.240388	$1.139564	$7.370882
Units Outstanding	28	8	18	53	1,062
(3) Accumulation Unit Value	$3.909268	$2.658335	$2.936647	$1.102119	$6.568038
Units Outstanding	1,097	1,564	830	479	3,105
(4) Accumulation Unit Value	$4.234061	$2.909846	$3.179624	$1.166289	$4.799048
Units Outstanding	121	78	76	-	181
(5) Accumulation Unit Value	$3.909268	$2.658335	$2.936647	$1.102119	$6.568038
Units Outstanding	723	515	696	143	1,269
(6) Accumulation Unit Value	$1.361729	$2.879349	$1.236136	$1.158647	$1.480870
Units Outstanding	183	214	217	60	689
(7) Accumulation Unit Value	$1.361729	$2.879349	$1.236136	$1.158647	$1.480870
Units Outstanding	1,072	185	231	45	1,548
(8) Accumulation Unit Value	$3.909268	$2.658335	$2.936647	$1.102119	$6.568038
Units Outstanding	388	752	280	254	537
(9) Accumulation Unit Value	$1.416355	$2.925762	$1.338280	$1.170256	$1.553803
Units Outstanding	2,677	3,914	1,241	-	10,597

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$7,053	$19,290	$32,364	$28,232	$18,015
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	1	12	-

Total Assets	7,053	19,290	32,365	28,244	18,015

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	605	60

Total Liabilities	-	-	-	605	60

Total Net Assets	$7,053	$19,290	$32,365	$27,639	$17,955

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$5	$98	$460	$413	$68
Annuity Reserves	-	5	-	3	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	598	3,727	4,365	15,193	4,508
Annuity Reserves	66	44	49	33	186
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	132	903	213	1,396	232
Annuity Reserves	-	-	-	48	31
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	92	1,317	1,518	5,566	1,354
Annuity Reserves	-	-	-	2	3
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	204	758	780	406	763
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	26	1,083	643	810	1,226
Class B Accumulation Units (8)	348	1,960	1,754	1,250	1,837
Annuity Reserves	-	-	-	3	-
On or After October 16, 2006 – Fee Based Version
Accumulation Units (9)	5,570	9,286	22,312	2,514	7,686
Annuity Reserves	12	109	271	2	61

Total Net Assets	$7,053	$19,290	$32,365	$27,639	$17,955

(1) Investments, at cost	$5,449	$12,969	$24,385	$21,981	$13,655
Mutual Fund Shares Held	6,598	14,977	18,795	7,195	9,476
(2) Accumulation Unit Value	$1.166833	$1.836453	$2.345330	$8.415877	$3.570120
Units Outstanding	4	53	196	49	19
(3) Accumulation Unit Value	$1.128421	$1.725835	$2.223419	$7.498874	$3.317332
Units Outstanding	530	2,160	1,963	2,026	1,359
(4) Accumulation Unit Value	$1.194196	$1.917386	$2.433741	$4.156286	$3.756556
Units Outstanding	111	471	87	336	62
(5) Accumulation Unit Value	$1.128421	$1.725835	$2.223419	$7.498874	$3.317332
Units Outstanding	81	763	683	742	408
(6) Accumulation Unit Value	$1.186325	$1.894048	$2.408310	$1.314616	$2.923550
Units Outstanding	173	400	324	309	261
(7) Accumulation Unit Value	$1.186325	$1.894048	$2.408310	$1.314616	$2.923550
Units Outstanding	22	572	267	616	420
(8) Accumulation Unit Value	$1.128421	$1.725835	$2.223419	$7.498874	$3.317332
Units Outstanding	309	1,136	789	167	554
(9) Accumulation Unit Value	$1.198270	$1.929634	$2.447110	$1.365189	$3.068389
Units Outstanding	4,648	4,812	9,118	1,851	2,505

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$9,978	$10,998	$5,034	$15,675	$19,435
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	4	-	-	-

Total Assets	9,978	11,002	5,034	15,675	19,435

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	65	-	-	-

Total Liabilities	-	65	-	-	-

Total Net Assets	$9,978	$10,937	$5,034	$15,675	$19,435

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$22	$177	$43	$127	$30
Annuity Reserves	1	2	-	2	3
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	1,205	4,375	670	3,411	2,919
Annuity Reserves	4	45	19	27	51
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	142	272	39	296	342
Annuity Reserves	-	-	-	-	-
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	315	1,590	587	1,220	1,145
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	286	388	77	717	590
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	180	1,087	122	589	439
Class B Accumulation Units (8)	771	1,411	365	1,853	1,760
Annuity Reserves	4	-	-	10	-
On or After October 16, 2006 – Fee Based Version
Accumulation Units (9)	6,908	1,589	3,079	7,335	12,087
Annuity Reserves	140	1	33	88	69

Total Net Assets	$9,978	$10,937	$5,034	$15,675	$19,435

(1) Investments, at cost	$7,426	$7,072	$4,096	$10,727	$15,476
Mutual Fund Shares Held	5,968	4,237	3,779	6,393	13,619
(2) Accumulation Unit Value	$2.546728	$3.921795	$1.592746	$3.102453	$1.870127
Units Outstanding	9	45	27	41	16
(3) Accumulation Unit Value	$2.414353	$3.644110	$1.540384	$2.915464	$1.757474
Units Outstanding	499	1,200	435	1,170	1,661
(4) Accumulation Unit Value	$2.642758	$4.126720	$1.630084	$3.238981	$1.952474
Units Outstanding	54	66	24	92	175
(5) Accumulation Unit Value	$2.414353	$3.644110	$1.540384	$2.915464	$1.757474
Units Outstanding	130	436	381	418	652
(6) Accumulation Unit Value	$2.615133	$1.867669	$1.619416	$3.199518	$1.928738
Units Outstanding	109	208	47	224	306
(7) Accumulation Unit Value	$2.615133	$1.867669	$1.619416	$3.199518	$1.928738
Units Outstanding	69	582	76	184	228
(8) Accumulation Unit Value	$2.414353	$3.644110	$1.540384	$2.915464	$1.757474
Units Outstanding	319	387	237	636	1,001
(9) Accumulation Unit Value	$2.657215	$1.854311	$1.635708	$3.259605	$1.964925
Units Outstanding	2,600	857	1,882	2,250	6,151

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$15,204	$58,028	$28,201	$19,884	$23,432
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	2	-	-	151	-

Total Assets	15,206	58,028	28,201	20,035	23,432

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	2	-	-
Due to Participants	-	55	6	156	-

Total Liabilities	-	55	8	156	-

Total Net Assets	$15,206	$57,973	$28,193	$19,879	$23,432

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$19	$251	$31	$314	$137
Annuity Reserves	-	4	-	28	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	840	14,822	1,984	5,551	1,716
Annuity Reserves	-	220	44	50	-
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	26	1,047	355	9	11
Annuity Reserves	-	24	-	1	-
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	137	4,614	783	1,303	443
Annuity Reserves	-	1	-	-	-
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	166	1,721	524	261	256
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	101	2,112	310	1,065	87
Class B Accumulation Units (8)	578	4,126	907	1,733	390
Annuity Reserves	-	-	-	-	-
On or After October 16, 2006 – Fee Based Version
Accumulation Units (9)	13,117	28,827	23,014	9,460	20,275
Annuity Reserves	222	204	241	104	117

Total Net Assets	$15,206	$57,973	$28,193	$19,879	$23,432

(1) Investments, at cost	$12,631	$47,050	$28,379	$19,884	$23,456
Mutual Fund Shares Held	15,405	27,243	28,371	19,884	22,749
(2) Accumulation Unit Value	$1.041319	$4.652414	$1.025752	$3.397020	$1.154937
Units Outstanding	18	54	31	93	119
(3) Accumulation Unit Value	$1.007038	$4.195349	$0.992029	$2.894661	$1.117123
Units Outstanding	835	3,533	2,000	1,918	1,536
(4) Accumulation Unit Value	$1.065705	$4.038504	$1.049817	$1.626695	$1.182071
Units Outstanding	24	259	338	5	9
(5) Accumulation Unit Value	$1.007038	$4.195349	$0.992029	$2.894661	$1.117123
Units Outstanding	136	1,100	790	450	397
(6) Accumulation Unit Value	$1.058719	$2.045236	$1.042899	$1.257946	$1.174334
Units Outstanding	157	841	502	207	218
(7) Accumulation Unit Value	$1.058719	$2.045236	$1.042899	$1.257946	$1.174334
Units Outstanding	95	1,033	298	847	74
(8) Accumulation Unit Value	$1.007038	$4.195349	$0.992029	$2.894661	$1.117123
Units Outstanding	574	984	914	599	349
(9) Accumulation Unit Value	$1.069405	$2.045816	$1.053409	$1.266305	$1.186243
Units Outstanding	12,265	14,091	21,847	7,472	17,092

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$79,836	$7,792	$23,947	$30,448	$44,931
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	36	-

Total Assets	79,836	7,792	23,947	30,484	44,931

Liabilities:
Due to Northwestern Mutual Life Insurance Company	5	-	-	-	-
Due to Participants	31	-	-	-	-

Total Liabilities	36	-	-	-	-

Total Net Assets	$79,800	$7,792	$23,947	$30,484	$44,931

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$2,011	$42	$6	$76	$23
Annuity Reserves	79	-	-	8	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	12,817	1,074	2,057	2,860	2,828
Annuity Reserves	430	48	29	70	48
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	1,192	42	105	499	578
Annuity Reserves	21	-	-	4	-
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	3,977	324	320	1,261	1,403
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	1,733	168	285	446	475
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	1,865	106	262	542	328
Class B Accumulation Units (8)	5,332	566	678	1,229	920
Annuity Reserves	14	-	-	-	-
On or After October 16, 2006 – Fee Based Version
Accumulation Units (9)	49,266	5,402	20,020	23,185	37,823
Annuity Reserves	1,063	20	185	304	505

Total Net Assets	$79,800	$7,792	$23,947	$30,484	$44,931

(1) Investments, at cost	$83,661	$9,120	$25,529	$29,401	$44,761
Mutual Fund Shares Held	65,173	8,433	22,112	40,598	41,641
(2) Accumulation Unit Value	$15.374447	$1.474615	$1.281912	$3.751620	$1.469640
Units Outstanding	131	29	5	20	15
(3) Accumulation Unit Value	$13.097449	$1.426196	$1.239806	$3.400070	$1.421330
Units Outstanding	979	753	1,659	841	1,990
(4) Accumulation Unit Value	$2.833360	$1.509208	$1.311996	$3.736024	$1.504056
Units Outstanding	421	28	80	134	384
(5) Accumulation Unit Value	$13.097449	$1.426196	$1.239806	$3.400070	$1.421330
Units Outstanding	304	227	258	371	987
(6) Accumulation Unit Value	$2.065352	$1.499282	$1.303390	$2.521493	$1.494215
Units Outstanding	839	112	219	177	318
(7) Accumulation Unit Value	$2.065352	$1.499282	$1.303390	$2.521493	$1.494215
Units Outstanding	903	70	201	215	220
(8) Accumulation Unit Value	$13.097449	$1.426196	$1.239806	$3.400070	$1.421330
Units Outstanding	407	397	547	362	647
(9) Accumulation Unit Value	$2.085516	$1.514382	$1.316482	$2.571334	$1.509225
Units Outstanding	23,623	3,567	15,207	9,026	25,061

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$112,770	$6,571	$-	$-	$-
Fidelity Variable Insurance Products	-	-	25,562	31,820	-
Neuberger Berman Advisers Management Trust	-	-	-	-	9,807
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	1

Total Assets	112,770	6,571	25,562	31,820	9,808

Liabilities:
Due to Northwestern Mutual Life Insurance Company	10	1	-	-	-
Due to Participants	813	-	-	-	-

Total Liabilities	823	1	-	-	-

Total Net Assets	$111,947	$6,570	$25,562	$31,820	$9,808

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$4,944	$94	$137	$46	$42
Annuity Reserves	2,001	29	-	-	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	83,140	2,844	4,786	2,420	677
Annuity Reserves	2,711	120	86	14	1
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	910	27	497	257	27
Annuity Reserves	504	120	-	-	43
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	10,660	678	1,817	695	240
Annuity Reserves	44	-	-	-	-
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	523	409	1,145	522	185
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	1,681	751	575	400	140
Class B Accumulation Units (8)	4,829	1,497	2,371	1,571	499
Annuity Reserves	-	1	-	-	-
On or After October 16, 2006 – Fee Based Version
Accumulation Units (9)	-	-	13,896	25,720	7,863
Annuity Reserves	-	-	252	175	91

Total Net Assets	$111,947	$6,570	$25,562	$31,820	$9,808

(1) Investments, at cost	$104,406	$5,546	$21,551	$22,878	$7,493
Mutual Fund Shares Held	72,104	5,145	718	942	452
(2) Accumulation Unit Value	$13.354706	$1.775354	$3.729800	$1.427342	$1.402475
Units Outstanding	367	53	37	32	30
(3) Accumulation Unit Value	$11.379169	$1.668437	$3.535842	$1.380421	$1.356400
Units Outstanding	7,306	1,705	1,354	1,753	499
(4) Accumulation Unit Value	$3.648972	$1.853545	$3.870394	$1.460774	$1.435424
Units Outstanding	249	14	128	176	19
(5) Accumulation Unit Value	$11.379169	$1.668437	$3.535842	$1.380421	$1.356400
Units Outstanding	937	406	514	504	177
(6) Accumulation Unit Value	$1.664771	$1.831016	$3.829906	$1.451222	$1.425941
Units Outstanding	314	223	299	359	129
(7) Accumulation Unit Value	$1.664771	$1.831016	$3.829906	$1.451222	$1.425941
Units Outstanding	1,010	410	150	276	98
(8) Accumulation Unit Value	$11.379169	$1.668437	$3.535842	$1.380421	$1.356400
Units Outstanding	424	897	670	1,138	368
(9) Accumulation Unit Value	$1.710188	$1.865412	$3.891526	$1.465826	$1.440299
Units Outstanding	-	-	3,571	17,547	5,459

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	17,579	6,451	16,846	45,562	29,132
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	42	4	27	-	-

Total Assets	17,621	6,455	16,873	45,562	29,132

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	27	4	16	46	4

Total Liabilities	27	4	16	46	4

Total Net Assets	$17,594	$6,451	$16,857	$45,516	$29,128

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$14	$122	$12	$22	$162
Annuity Reserves	-	-	-	-	2
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	1,802	1,820	2,047	2,364	4,540
Annuity Reserves	74	4	20	37	194
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	11	12	281	382	407
Annuity Reserves	-	-	5	-	23
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	1,303	764	1,063	1,859	1,497
Annuity Reserves	-	-	1	-	-
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	106	309	254	685	753
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	199	256	368	476	925
Class B Accumulation Units (8)	934	733	883	1,510	2,186
Annuity Reserves	-	-	-	-	2
On or After October 16, 2006 – Fee Based Version
Accumulation Units (9)	12,847	2,381	11,748	37,454	18,200
Annuity Reserves	304	50	175	727	237

Total Net Assets	$17,594	$6,451	$16,857	$45,516	$29,128

(1) Investments, at cost	$13,109	$4,589	$13,352	$46,376	$26,242
Mutual Fund Shares Held	933	382	1,367	4,352	1,984
(2) Accumulation Unit Value	$1.449537	$2.394418	$1.668666	$1.978088	$3.487114
Units Outstanding	10	51	7	11	46
(3) Accumulation Unit Value	$1.346869	$2.224857	$1.550525	$1.838117	$3.240150
Units Outstanding	1,338	818	1,320	1,286	1,401
(4) Accumulation Unit Value	$1.525219	$2.519468	$1.755832	$2.081422	$3.669230
Units Outstanding	7	5	160	184	111
(5) Accumulation Unit Value	$1.346869	$2.224857	$1.550525	$1.838117	$3.240150
Units Outstanding	967	344	685	1,011	462
(6) Accumulation Unit Value	$1.413286	$2.114649	$1.384260	$2.038611	$3.834838
Units Outstanding	75	146	184	336	196
(7) Accumulation Unit Value	$1.413286	$2.114649	$1.384260	$2.038611	$3.834838
Units Outstanding	141	121	266	233	241
(8) Accumulation Unit Value	$1.346869	$2.224857	$1.550525	$1.838117	$3.240150
Units Outstanding	694	329	569	822	675
(9) Accumulation Unit Value	$1.499664	$2.222420	$1.486514	$2.048451	$3.577902
Units Outstanding	8,605	1,074	7,928	18,284	5,087

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	2,174	4,258	2,135	388	-
Credit Suisse Trust	-	-	-	-	18,878
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	2

Total Assets	2,174	4,258	2,135	388	18,880

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	5

Total Liabilities	-	-	-	-	5

Total Net Assets	$2,174	$4,258	$2,135	$388	$18,875

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$62	$38	$-	$-	$30
Annuity Reserves	-	-	-	-	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	959	1,715	291	274	863
Annuity Reserves	-	146	-	-	1
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	-	138	-	-	166
Annuity Reserves	-	-	-	-	-
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	240	577	179	32	121
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	22	610	970	25	213
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	88	27	48	-	120
Class B Accumulation Units (8)	803	1,007	647	57	347
Annuity Reserves	-	-	-	-	-
On or After October 16, 2006 – Fee Based Version
Accumulation Units (9)	-	-	-	-	16,838
Annuity Reserves	-	-	-	-	176

Total Net Assets	$2,174	$4,258	$2,135	$388	$18,875

(1) Investments, at cost	$2,096	$3,941	$1,832	$314	$18,559
Mutual Fund Shares Held	209	408	209	40	3,001
(2) Accumulation Unit Value	$1.290666	$1.260840	$1.197694	$1.116774	$6.944541
Units Outstanding	48	30	-	-	4
(3) Accumulation Unit Value	$1.248227	$1.219361	$1.158315	$1.080041	$6.852188
Units Outstanding	768	1,406	252	254	126
(4) Accumulation Unit Value	$1.320922	$1.290385	$1.225816	$1.142994	$7.009335
Units Outstanding	-	107	-	-	24
(5) Accumulation Unit Value	$1.248227	$1.219361	$1.158315	$1.080041	$6.852188
Units Outstanding	192	473	154	30	18
(6) Accumulation Unit Value	$1.312236	$1.281933	$1.217729	$1.135490	$6.990857
Units Outstanding	16	476	796	22	30
(7) Accumulation Unit Value	$1.312236	$1.281933	$1.217729	$1.135490	$6.990857
Units Outstanding	67	21	40	-	17
(8) Accumulation Unit Value	$1.248227	$1.219361	$1.158315	$1.080041	$6.852188
Units Outstanding	644	826	558	52	51
(9) Accumulation Unit Value	$1.325425	$1.294830	$1.229996	$1.146904	$7.018922
Units Outstanding	-	-	-	-	2,399

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Operations

For the Year Ended December 31, 2013

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$90	$84	$92	$10	$982
Expenses:
Mortality and expense risk charges	123	123	82	13	509

Total Expenses	123	123	82	13	509
Less waived fees	-	-	-	-	-

Net Expenses	123	123	82	13	509

Net investment income (loss)	(33)	(39)	10	(3)	473

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	806	729	576	138	3,496
Realized gain distributions	941	-	-	41	1,092

Realized gains (losses)	1,747	729	576	179	4,588

Change in unrealized appreciation/ depreciation of investments during the period	2,278	3,680	1,361	98	9,510

Net increase (decrease) in net assets resulting from operations	$3,992	$4,370	$1,947	$274	$14,571

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$97	$295	$391	$88	$166
Expenses:
Mortality and expense risk charges	28	125	164	312	127

Total Expenses	28	125	164	312	127
Less waived fees	-	-	-	-	-

Net Expenses	28	125	164	312	127

Net investment income (loss)	69	170	227	(224)	39

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	231	1,248	1,920	1,244	738
Realized gain distributions	110	-	-	1,120	536

Realized gains (losses)	341	1,248	1,920	2,364	1,274

Change in unrealized appreciation/ depreciation of investments during the period	1,044	3,525	4,927	3,962	2,978

Net increase (decrease) in net assets resulting from operations	$1,454	$4,943	$7,074	$6,102	$4,291

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Operations

For the Year Ended December 31, 2013

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division		Small Cap Value Division		International Growth Division

Income:
Dividend income	$82	$54	$146		$159		$240
Expenses:
Mortality and expense risk charges	48	112	25		105		112

Total Expenses	48	112	25		105		112
Less waived fees	-	-	-		-		-

Net Expenses	48	112	25		105		112

Net investment income (loss)	34	(58)	121		54		128

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	559	798	219		886		545
Realized gain distributions	48	-	152		64		-

Realized gains (losses)	607	798	371		950		545

Change in unrealized appreciation/ depreciation of investments during the period	1,458	2,707	756		2,672		2,303

Net increase (decrease) in net assets resulting from operations	$2,099	$3,447	$1,248		$3,676		$2,976

	Research International Core Division	International Equity Division	Emerging Markets Equity Division		Money Market Division		Short-Term Bond Division

Income:
Dividend income	$16	$1,150	$186		$21		$36
Expenses:
Mortality and expense risk charges	56	400	120		181		98

Total Expenses	56	400	120		181		98
Less waived fees	-	-	-		-		-

Net Expenses	56	400	120		181		98

Net investment income (loss)	(40)	750	66		(160)		(62)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	288	511	222		-		(81)
Realized gain distributions	-	14	46		-		-

Realized gains (losses)	288	525	268		-		(81)

Change in unrealized appreciation/ depreciation of investments during the period	1,843	8,466	(1,665)		-		164

Net increase (decrease) in net assets resulting from operations	$2,091	$9,741		$(1,331)		$(160)	$21

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Operations

For the Year Ended December 31, 2013

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$1,800	$2	$268	$1,532	$1,433
Expenses:
Mortality and expense risk charges	505	50	121	145	190

Total Expenses	505	50	121	145	190
Less waived fees	-	-	-	-	-

Net Expenses	505	50	121	145	190

Net investment income (loss)	1,295	(48)	147	1,387	1,243

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	400	(273)	352	534	529
Realized gain distributions	1,231	17	477	-	310

Realized gains (losses)	1,631	(256)	829	534	839

Change in unrealized appreciation/ depreciation of investments during the period	(5,133)	(914)	(3,290)	(552)	(2,915)

Net increase (decrease) in net assets resulting from operations	$(2,207)	$(1,218)	$(2,314)	$1,369	$(833)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Income:
Dividend income	$3,691	$184	$62	$238	$57
Expenses:
Mortality and expense risk charges	1,316	63	152	134	38

Total Expenses	1,316	63	152	134	38
Less waived fees	-	-	-	-	-

Net Expenses	1,316	63	152	134	38

Net investment income (loss)	2,375	121	(90)	104	19

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,438)	295	1,181	1,864	355
Realized gain distributions	4,422	-	2,972	8	-

Realized gains (losses)	2,984	295	4,153	1,872	355

Change in unrealized appreciation/ depreciation of investments during the period	5,891	415	2,486	5,228	1,927

Net increase (decrease) in net assets resulting from operations	$11,250	$831	$6,549	$7,204	$2,301

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Operations

For the Year Ended December 31, 2013

(in thousands)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Income:
Dividend income	$179	$25	$294	$570	$1,120
Expenses:
Mortality and expense risk charges	86	49	88	191	182

Total Expenses	86	49	88	191	182
Less waived fees	-	-	-	-	-

Net Expenses	86	49	88	191	182

Net investment income (loss)	93	(24)	206	379	938

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	898	421	429	269	810
Realized gain distributions	902	449	-	103	1,147

Realized gains (losses)	1,800	870	429	372	1,957

Change in unrealized appreciation/ depreciation of investments during the period	2,202	1,039	2,291	(1,503)	(2,188)

Net increase (decrease) in net assets resulting from operations	$4,095	$1,885	$2,926	$(752)	$707

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division (3)

Income:
Dividend income	$40	$93	$44	$9	$-
Expenses:
Mortality and expense risk charges	28	48	17	4	10

Total Expenses	28	48	17	4	10
Less waived fees	-	-	-	-	(2)

Net Expenses	28	48	17	4	8

Net investment income (loss)	12	45	27	5	(8)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	75	312	10	8	(1)
Realized gain distributions	38	30	-	-	-

Realized gains (losses)	113	342	10	8	(1)

Change in unrealized appreciation/ depreciation of investments during the period	(6)	46	242	48	318

Net increase (decrease) in net assets resulting from operations	$119	$433	$279	$61	$309

(3) Divison commenced operations on November 15, 2013.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$(33)	$(53)	$(39)	$(68)
Net realized gains (losses)	1,747	485	729	303
Net change in unrealized appreciation/depreciation	2,278	938	3,680	1,845

Net increase (decrease) in net assets resulting from operations	3,992	1,370	4,370	2,080

Contract Transactions:
Contract owners’ net payments	609	512	1,285	904
Annuity payments	(12)	(8)	(7)	(4)
Surrenders and other (net)	(1,507)	(1,332)	(1,474)	(650)
Transfers from other divisions or sponsor	6,635	5,464	12,698	8,473
Transfers to other divisions or sponsor	(6,885)	(5,630)	(10,739)	(6,922)

Net increase (decrease) in net assets resulting from contract transactions	(1,160)	(994)	1,763	1,801

Net increase (decrease) in net assets	2,832	376	6,133	3,881

Net Assets:
Beginning of period	12,021	11,645	14,342	10,461

End of period	$14,853	$12,021	$20,475	$14,342

Units issued during the period	4,075	3,573	5,956	4,969
Units redeemed during the period	(4,122)	(3,535)	(5,261)	(4,179)

Net units issued (redeemed) during the period	(47)	38	695	790

	Large Cap Core Stock Division		Large Cap Blend Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$10	$11	$(3)	$(2)
Net realized gains (losses)	576	231	179	120
Net change in unrealized appreciation/depreciation	1,361	545	98	(16)

Net increase (decrease) in net assets resulting from operations	1,947	787	274	102

Contract Transactions:
Contract owners’ net payments	365	455	87	83
Annuity payments	(21)	(21)	(4)	(3)
Surrenders and other (net)	(1,072)	(910)	(34)	(88)
Transfers from other divisions or sponsor	4,603	3,356	1,516	752
Transfers to other divisions or sponsor	(5,339)	(3,878)	(1,534)	(750)

Net increase (decrease) in net assets resulting from contract transactions	(1,464)	(998)	31	(6)

Net increase (decrease) in net assets	483	(211)	305	96

Net Assets:
Beginning of period	7,495	7,706	867	771

End of period	$7,978	$7,495	$1,172	$867

Units issued during the period	3,199	2,558	1,757	1,064
Units redeemed during the period	(3,553)	(3,001)	(1,711)	(1,071)

Net units issued (redeemed) during the period	(354)	(443)	46	(7)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Large Company Value Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$473	$364	$69	$58
Net realized gains (losses)	4,588	3,256	341	183
Net change in unrealized appreciation/depreciation	9,510	2,698	1,044	277

Net increase (decrease) in net assets resulting from operations	14,571	6,318	1,454	518

Contract Transactions:
Contract owners’ net payments	2,673	2,202	366	121
Annuity payments	(126)	(113)	(7)	(6)
Surrenders and other (net)	(6,982)	(4,280)	(343)	(157)
Transfers from other divisions or sponsor	29,587	19,848	4,668	2,163
Transfers to other divisions or sponsor	(25,459)	(19,629)	(3,355)	(1,297)

Net increase (decrease) in net assets resulting from contract transactions	(307)	(1,972)	1,329	824

Net increase (decrease) in net assets	14,264	4,346	2,783	1,342

Net Assets:
Beginning of period	47,584	43,238	4,270	2,928

End of period	$61,848	$47,584	$7,053	$4,270

Units issued during the period	14,459	9,319	4,830	2,742
Units redeemed during the period	(11,293)	(8,402)	(3,589)	(1,783)

Net units issued (redeemed) during the period	3,166	917	1,241	959

	Domestic Equity Division		Equity Income Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$170	$211	$227	$186
Net realized gains (losses)	1,248	(113)	1,920	437
Net change in unrealized appreciation/depreciation	3,525	1,764	4,927	2,328

Net increase (decrease) in net assets resulting from operations	4,943	1,862	7,074	2,951

Contract Transactions:
Contract owners’ net payments	659	656	2,210	1,397
Annuity payments	(33)	(28)	(22)	(7)
Surrenders and other (net)	(1,255)	(1,478)	(3,082)	(2,197)
Transfers from other divisions or sponsor	13,854	8,430	22,066	13,678
Transfers to other divisions or sponsor	(14,098)	(8,272)	(18,594)	(9,614)

Net increase (decrease) in net assets resulting from contract transactions	(873)	(692)	2,578	3,257

Net increase (decrease) in net assets	4,070	1,170	9,652	6,208

Net Assets:
Beginning of period	15,220	14,050	22,713	16,505

End of period	$19,290	$15,220	$32,365	$22,713

Units issued during the period	9,466	7,770	11,736	9,767
Units redeemed during the period	(9,996)	(8,332)	(10,542)	(7,994)

Net units issued (redeemed) during the period	(530)	(562)	1,194	1,773

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$(224)	$(281)	$39	$-
Net realized gains (losses)	2,364	762	1,274	698
Net change in unrealized appreciation/depreciation	3,962	2,305	2,978	1,180

Net increase (decrease) in net assets resulting from operations	6,102	2,786	4,291	1,878

Contract Transactions:
Contract owners’ net payments	968	1,237	807	513
Annuity payments	(16)	(24)	(31)	(23)
Surrenders and other (net)	(4,909)	(2,365)	(1,623)	(1,152)
Transfers from other divisions or sponsor	5,548	4,283	11,826	8,422
Transfers to other divisions or sponsor	(7,015)	(5,462)	(10,362)	(7,941)

Net increase (decrease) in net assets resulting from contract transactions	(5,424)	(2,331)	617	(181)

Net increase (decrease) in net assets	678	455	4,908	1,697

Net Assets:
Beginning of period	26,961	26,506	13,047	11,350

End of period	$27,639	$26,961	$17,955	$13,047

Units issued during the period	2,827	2,277	4,617	4,625
Units redeemed during the period	(3,420)	(2,369)	(4,354)	(4,638)

Net units issued (redeemed) during the period	(593)	(92)	263	(13)

	Mid Cap Value Division		Small Cap Growth Stock Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$34	$43	$(58)	$(109)
Net realized gains (losses)	607	142	798	(239)
Net change in unrealized appreciation/depreciation	1,458	622	2,707	1,181

Net increase (decrease) in net assets resulting from operations	2,099	807	3,447	833

Contract Transactions:
Contract owners’ net payments	758	410	437	424
Annuity payments	(14)	(9)	(4)	(3)
Surrenders and other (net)	(841)	(459)	(2,661)	(887)
Transfers from other divisions or sponsor	6,367	3,584	5,094	4,235
Transfers to other divisions or sponsor	(4,893)	(2,422)	(5,385)	(4,581)

Net increase (decrease) in net assets resulting from contract transactions	1,377	1,104	(2,519)	(812)

Net increase (decrease) in net assets	3,476	1,911	928	21

Net Assets:
Beginning of period	6,502	4,591	10,009	9,988

End of period	$9,978	$6,502	$10,937	$10,009

Units issued during the period	3,142	2,236	2,430	2,412
Units redeemed during the period	(2,573)	(1,674)	(3,242)	(2,644)

Net units issued (redeemed) during the period	569	562	(812)	(232)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division		Small Cap Value Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$121	$50	$54	$(50)
Net realized gains (losses)	371	142	950	365
Net change in unrealized appreciation/depreciation	756	135	2,672	1,245

Net increase (decrease) in net assets resulting from operations	1,248	327	3,676	1,560

Contract Transactions:
Contract owners’ net payments	326	176	989	660
Annuity payments	(7)	(9)	(16)	(15)
Surrenders and other (net)	(556)	(198)	(1,137)	(1,143)
Transfers from other divisions or sponsor	3,473	2,276	11,213	7,811
Transfers to other divisions or sponsor	(2,314)	(1,652)	(10,870)	(6,971)

Net increase (decrease) in net assets resulting from contract transactions	922	593	179	342

Net increase (decrease) in net assets	2,170	920	3,855	1,902

Net Assets:
Beginning of period	2,864	1,944	11,820	9,918

End of period	$5,034	$2,864	$15,675	$11,820

Units issued during the period	2,790	2,300	4,617	4,107
Units redeemed during the period	(2,129)	(1,807)	(4,558)	(4,020)

Net units issued (redeemed) during the period	661	493	59	87

	International Growth Division		Research International Core Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$128	$85	$(40)	$83
Net realized gains (losses)	545	(771)	288	105
Net change in unrealized appreciation/depreciation	2,303	2,778	1,843	944

Net increase (decrease) in net assets resulting from operations	2,976	2,092	2,091	1,132

Contract Transactions:
Contract owners’ net payments	1,228	1,005	1,186	495
Annuity payments	(17)	(15)	(13)	(3)
Surrenders and other (net)	(1,534)	(1,405)	(1,125)	(642)
Transfers from other divisions or sponsor	14,084	9,384	9,703	4,484
Transfers to other divisions or sponsor	(12,077)	(7,714)	(5,931)	(1,681)

Net increase (decrease) in net assets resulting from contract transactions	1,684	1,255	3,820	2,653

Net increase (decrease) in net assets	4,660	3,347	5,911	3,785

Net Assets:
Beginning of period	14,775	11,428	9,295	5,510

End of period	$19,435	$14,775	$15,206	$9,295

Units issued during the period	9,156	7,672	11,463	6,254
Units redeemed during the period	(8,238)	(6,883)	(7,601)	(3,133)

Net units issued (redeemed) during the period	918	789	3,862	3,121

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	International Equity Division		Emerging Markets Equity Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$750	$759	$66	$(71)
Net realized gains (losses)	525	(532)	268	482
Net change in unrealized appreciation/depreciation	8,466	7,803	(1,665)	2,595

Net increase (decrease) in net assets resulting from operations	9,741	8,030	(1,331)	3,006

Contract Transactions:
Contract owners’ net payments	3,675	2,461	2,160	1,247
Annuity payments	(48)	(44)	(21)	(11)
Surrenders and other (net)	(5,101)	(3,770)	(1,466)	(1,293)
Transfers from other divisions or sponsor	36,765	21,947	22,840	10,994
Transfers to other divisions or sponsor	(33,813)	(20,676)	(15,658)	(7,100)

Net increase (decrease) in net assets resulting from contract transactions	1,478	(82)	7,855	3,837

Net increase (decrease) in net assets	11,219	7,948	6,524	6,843

Net Assets:
Beginning of period	46,754	38,806	21,669	14,826

End of period	$57,973	$46,754	$28,193	$21,669

Units issued during the period	18,416	12,255	24,332	12,331
Units redeemed during the period	(16,375)	(10,999)	(17,080)	(8,683)

Net units issued (redeemed) during the period	2,041	1,256	7,252	3,648

	Money Market Division		Short-Term Bond Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$(160)	$(150)	$(62)	$155
Net realized gains (losses)	-	-	(81)	(1)
Net change in unrealized appreciation/depreciation	-	-	164	73

Net increase (decrease) in net assets resulting from operations	(160)	(150)	21	227

Contract Transactions:
Contract owners’ net payments	96,736	86,954	1,512	1,027
Annuity payments	(22)	(22)	(7)	(4)
Surrenders and other (net)	(5,742)	(2,957)	(2,925)	(780)
Transfers from other divisions or sponsor	17,286	12,097	19,647	9,094
Transfers to other divisions or sponsor	(110,456)	(93,745)	(13,300)	(3,867)

Net increase (decrease) in net assets resulting from contract transactions	(2,198)	2,327	4,927	5,470

Net increase (decrease) in net assets	(2,358)	2,177	4,948	5,697

Net Assets:
Beginning of period	22,237	20,060	18,484	12,787

End of period	$19,879	$22,237	$23,432	$18,484

Units issued during the period	89,927	76,179	18,508	8,891
Units redeemed during the period	(89,466)	(74,828)	(14,381)	(4,248)

Net units issued (redeemed) during the period	461	1,351	4,127	4,643

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$1,295	$1,413	$(48)	$109
Net realized gains (losses)	1,631	2,176	(256)	639
Net change in unrealized appreciation/depreciation	(5,133)	(793)	(914)	(551)

Net increase (decrease) in net assets resulting from operations	(2,207)	2,796	(1,218)	197

Contract Transactions:
Contract owners’ net payments	5,265	4,125	420	250
Annuity payments	(132)	(99)	(5)	(10)
Surrenders and other (net)	(6,950)	(6,605)	(497)	(278)
Transfers from other divisions or sponsor	68,930	44,338	6,132	3,611
Transfers to other divisions or sponsor	(60,688)	(31,584)	(5,462)	(2,121)

Net increase (decrease) in net assets resulting from contract transactions	6,425	10,175	588	1,452

Net increase (decrease) in net assets	4,218	12,971	(630)	1,649

Net Assets:
Beginning of period	75,582	62,611	8,422	6,773

End of period	$79,800	$75,582	$7,792	$8,422

Units issued during the period	25,485	14,431	4,304	2,318
Units redeemed during the period	(21,366)	(9,385)	(3,972)	(1,353)

Net units issued (redeemed) during the period	4,119	5,046	332	965

	Inflation Protection Division		High Yield Bond Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$147	$420	$1,387	$1,176
Net realized gains (losses)	829	424	534	176
Net change in unrealized appreciation/depreciation	(3,290)	438	(552)	1,088

Net increase (decrease) in net assets resulting from operations	(2,314)	1,282	1,369	2,440

Contract Transactions:
Contract owners’ net payments	1,945	1,176	2,238	1,288
Annuity payments	(22)	(20)	(37)	(21)
Surrenders and other (net)	(2,001)	(1,162)	(2,233)	(1,753)
Transfers from other divisions or sponsor	18,040	12,141	21,557	12,687
Transfers to other divisions or sponsor	(15,858)	(5,198)	(16,000)	(6,915)

Net increase (decrease) in net assets resulting from contract transactions	2,104	6,937	5,525	5,286

Net increase (decrease) in net assets	(210)	8,219	6,894	7,726

Net Assets:
Beginning of period	24,157	15,938	23,590	15,864

End of period	$23,947	$24,157	$30,484	$23,590

Units issued during the period	14,851	9,839	9,250	5,792
Units redeemed during the period	(13,459)	(4,906)	(7,072)	(3,503)

Net units issued (redeemed) during the period	1,392	4,933	2,178	2,289

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Multi-Sector Bond Division		Balanced Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$1,243	$(15)	$2,375	$(39)
Net realized gains (losses)	839	327	2,984	(1,595)
Net change in unrealized appreciation/depreciation	(2,915)	3,566	5,891	10,458

Net increase (decrease) in net assets resulting from operations	(833)	3,878	11,250	8,824

Contract Transactions:
Contract owners’ net payments	3,693	1,934	3,633	3,455
Annuity payments	(62)	(36)	(608)	(601)
Surrenders and other (net)	(3,178)	(2,257)	(10,487)	(7,530)
Transfers from other divisions or sponsor	30,501	16,352	7,916	5,872
Transfers to other divisions or sponsor	(21,340)	(6,675)	(8,109)	(9,010)

Net increase (decrease) in net assets resulting from contract transactions	9,614	9,318	(7,655)	(7,814)

Net increase (decrease) in net assets	8,781	13,196	3,595	1,010

Net Assets:
Beginning of period	36,150	22,954	108,352	107,342

End of period	$44,931	$36,150	$111,947	$108,352

Units issued during the period	23,350	13,231	1,748	1,563
Units redeemed during the period	(17,230)	(6,805)	(2,195)	(2,300)

Net units issued (redeemed) during the period	6,120	6,426	(447)	(737)

	Asset Allocation Division		Fidelity VIP Mid Cap Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$121	$(47)	$(90)	$(65)
Net realized gains (losses)	295	(66)	4,153	2,138
Net change in unrealized appreciation/depreciation	415	587	2,486	193

Net increase (decrease) in net assets resulting from operations	831	474	6,549	2,266

Contract Transactions:
Contract owners’ net payments	415	375	1,533	1,197
Annuity payments	(33)	(30)	(37)	(29)
Surrenders and other (net)	(793)	(366)	(1,840)	(1,969)
Transfers from other divisions or sponsor	1,882	1,133	16,690	11,831
Transfers to other divisions or sponsor	(1,340)	(838)	(15,824)	(11,051)

Net increase (decrease) in net assets resulting from contract transactions	131	274	522	(21)

Net increase (decrease) in net assets	962	748	7,071	2,245

Net Assets:
Beginning of period	5,608	4,860	18,491	16,246

End of period	$6,570	$5,608	$25,562	$18,491

Units issued during the period	1,429	1,246	5,881	5,284
Units redeemed during the period	(1,360)	(1,058)	(5,759)	(5,322)

Net units issued (redeemed) during the period	69	188	122	(38)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Contrafund Division		Neuberger Berman AMT Socially Responsive Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$104	$140	$19	$(14)
Net realized gains (losses)	1,872	597	355	178
Net change in unrealized appreciation/depreciation	5,228	1,949	1,927	284

Net increase (decrease) in net assets resulting from operations	7,204	2,686	2,301	448

Contract Transactions:
Contract owners’ net payments	2,014	1,297	891	445
Annuity payments	(23)	(16)	(8)	(2)
Surrenders and other (net)	(2,924)	(1,839)	(518)	(558)
Transfers from other divisions or sponsor	18,794	8,752	7,106	2,893
Transfers to other divisions or sponsor	(15,445)	(5,164)	(5,156)	(1,995)

Net increase (decrease) in net assets resulting from contract transactions	2,416	3,030	2,315	783

Net increase (decrease) in net assets	9,620	5,716	4,616	1,231

Net Assets:
Beginning of period	22,200	16,484	5,192	3,961

End of period	$31,820	$22,200	$9,808	$5,192

Units issued during the period	16,637	9,798	6,571	3,455
Units redeemed during the period	(14,679)	(7,013)	(4,727)	(2,713)

Net units issued (redeemed) during the period	1,958	2,785	1,844	742

	Russell Multi-Style Equity Division		Russell Aggressive Equity Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$93	$56	$(24)	$10
Net realized gains (losses)	1,800	226	870	19
Net change in unrealized appreciation/depreciation	2,202	1,274	1,039	586

Net increase (decrease) in net assets resulting from operations	4,095	1,556	1,885	615

Contract Transactions:
Contract owners’ net payments	1,180	701	284	272
Annuity payments	(19)	(6)	(10)	(13)
Surrenders and other (net)	(768)	(578)	(555)	(367)
Transfers from other divisions or sponsor	11,670	6,743	3,357	2,657
Transfers to other divisions or sponsor	(10,882)	(6,432)	(3,372)	(2,485)

Net increase (decrease) in net assets resulting from contract transactions	1,181	428	(296)	64

Net increase (decrease) in net assets	5,276	1,984	1,589	679

Net Assets:
Beginning of period	12,318	10,334	4,862	4,183

End of period	$17,594	$12,318	$6,451	$4,862

Units issued during the period	10,203	7,601	1,972	2,048
Units redeemed during the period	(9,494)	(7,240)	(2,089)	(2,023)

Net units issued (redeemed) during the period	709	361	(117)	25

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Russell Non-U.S. Division		Russell Core Bond Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$206	$131	$379	$511
Net realized gains (losses)	429	(97)	372	1,000
Net change in unrealized appreciation/depreciation	2,291	2,019	(1,503)	499

Net increase (decrease) in net assets resulting from operations	2,926	2,053	(752)	2,010

Contract Transactions:
Contract owners’ net payments	786	660	3,846	2,319
Annuity payments	(10)	(5)	(44)	(17)
Surrenders and other (net)	(842)	(837)	(2,149)	(1,933)
Transfers from other divisions or sponsor	12,958	7,920	37,340	21,747
Transfers to other divisions or sponsor	(11,809)	(7,533)	(26,354)	(13,175)

Net increase (decrease) in net assets resulting from contract transactions	1,083	205	12,639	8,941

Net increase (decrease) in net assets	4,009	2,258	11,887	10,951

Net Assets:
Beginning of period	12,848	10,590	33,629	22,678

End of period	$16,857	$12,848	$45,516	$33,629

Units issued during the period	10,345	7,690	20,625	13,084
Units redeemed during the period	(9,540)	(7,482)	(14,730)	(8,700)

Net units issued (redeemed) during the period	805	208	5,895	4,384

	Russell Global Real Estate Securities Division		Russell LifePoints Moderate Strategy Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$938	$982	$12	$27
Net realized gains (losses)	1,957	27	113	25
Net change in unrealized appreciation/depreciation	(2,188)	4,123	(6)	82

Net increase (decrease) in net assets resulting from operations	707	5,132	119	134

Contract Transactions:
Contract owners’ net payments	2,010	1,295	353	186
Annuity payments	(47)	(34)	-	(5)
Surrenders and other (net)	(2,129)	(2,066)	(258)	(116)
Transfers from other divisions or sponsor	23,424	13,455	1,131	263
Transfers to other divisions or sponsor	(20,027)	(11,081)	(849)	(79)

Net increase (decrease) in net assets resulting from contract transactions	3,231	1,569	377	249

Net increase (decrease) in net assets	3,938	6,701	496	383

Net Assets:
Beginning of period	25,190	18,489	1,678	1,295

End of period	$29,128	$25,190	$2,174	$1,678

Units issued during the period	7,384	5,232	1,236	420
Units redeemed during the period	(6,536)	(4,748)	(915)	(202)

Net units issued (redeemed) during the period	848	484	321	218

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Statements of Changes in Net Assets

(in thousands)

	Russell LifePoints Balanced Strategy Division		Russell LifePoints Growth Strategy Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$45	$48	$27	$19
Net realized gains (losses)	342	125	10	74
Net change in unrealized appreciation/depreciation	46	203	242	171

Net increase (decrease) in net assets resulting from operations	433	376	279	264

Contract Transactions:
Contract owners’ net payments	949	423	216	306
Annuity payments	(13)	(13)	-	-
Surrenders and other (net)	(1,667)	(385)	(102)	(299)
Transfers from other divisions or sponsor	2,200	723	217	1,059
Transfers to other divisions or sponsor	(1,267)	(963)	(207)	(2,034)

Net increase (decrease) in net assets resulting from contract transactions	202	(215)	124	(968)

Net increase (decrease) in net assets	635	161	403	(704)

Net Assets:
Beginning of period	3,623	3,462	1,732	2,436

End of period	$4,258	$3,623	$2,135	$1,732

Units issued during the period	3,071	1,088	419	1,465
Units redeemed during the period	(2,862)	(1,270)	(306)	(2,484)

Net units issued (redeemed) during the period	209	(182)	113	(1,019)

	Russell LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Period November 15 to December 31, 2013

Operations:
Net investment income (loss)	$5	$2	$(8)
Net realized gains (losses)	8	2	(1)
Net change in unrealized appreciation/depreciation	48	37	318

Net increase (decrease) in net assets resulting from operations	61	41	309

Contract Transactions:
Contract owners’ net payments	21	18	327
Annuity payments	-	(2)	(1)
Surrenders and other (net)	(19)	-	(96)
Transfers from other divisions or sponsor	1,028	909	18,625
Transfers to other divisions or sponsor	(1,048)	(904)	(289)

Net increase (decrease) in net assets resulting from contract transactions	(18)	21	18,566

Net increase (decrease) in net assets	43	62	18,875

Net Assets:
Beginning of period	345	283	-

End of period	$388	$345	$18,875

Units issued during the period	1,053	1,111	2,735
Units redeemed during the period	(1,072)	(1,088)	(66)

Net units issued (redeemed) during the period	(19)	23	2,669

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

Notes to Financial Statements

December 31, 2013

1.	Organization

NML Variable Annuity Account A (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund individual flexible payment variable annuity contracts (“contracts”) for use by self-employed persons and their eligible employees in tax-qualified retirement plans. Three versions of the contract are currently offered: Front Load contracts with a sales charge up to 4.50% of purchase payments; Back Load contracts with a withdrawal charge up to 6.00%; and Fee Based contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, the Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Portfolio’s should be read in conjunction with the financial statements and footnotes of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Portfolio in which it invests.

On September 18, 2013, the Securities Exchange Commission approved an application from Northwestern Mutual on behalf of the Account permitting Northwestern Mutual to automatically transfer all remaining contract values in the Northwestern Mutual Commodities Return Strategy Division to the Credit Suisse Trust Commodity Return Strategy Division. The transfer was executed on November 15, 2013 and is included in the Statement of Changes in Net Assets as part of the transfers from other divisions or sponsor line item. Additionally, Northwestern Mutual will periodically reimburse contract owners for the additional operating expenses of the Credit Suisse Trust Commodity Return Strategy Division. Refer to note 4 - Expenses and Related Party Transactions footnote.

2.	Significant Accounting Policies

A.	Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.	Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2013, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities. All changes in fair value are recorded as change in unrealized appreciation/ depreciation of investments during the period in the statements of operations of the applicable Division.

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

NML Variable Annuity Account A

Notes to Financial Statements

December 31, 2013

2.	Significant Accounting Policies (continued)

C.	Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. Certain contracts are eligible to receive contract dividends from Northwestern Mutual. All dividends reinvested in the Account are reflected in Contract owners’ net payments in the accompanying financial statements.

D.	Due to Participants – Upon notification of death of the contract owner or maturity of a contract, a liability is recorded and is included in Due to participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification.

E.	Annuity Reserves – At income plan election values accumulated are transferred out of the Separate Account (accumulation) and to the General Account (annuitization) and all related payouts are funded by the Sponsor. The income plan policyholders claims however are against the Separate Account and it therefore provides additional clarity to users of the Separate Account statements to disclose the estimate of such claims as if the Sponsor were unable to resolve this liability as of the valuation date and income plan payments made were to reduce the net assets of the Separate Account which is comprised of the future benefit of policies in the accumulation phase. Such reserves are determined by the Actuarial Department of the Sponsor Company and are a component of the Sponsor’s total Separate Accounts reserves. Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience and assumed investment rates of 3.50% or 5.00%.

F.	Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The operations of the Account are included in Northwestern Mutual’s consolidated income tax return. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

NML Variable Annuity Account A

Notes to Financial Statements

December 31, 2013

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2013 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$1,749	$1,999
Focused Appreciation	3,387	1,647
Large Cap Core Stock	584	2,038
Large Cap Blend	140	72
Index 500 Stock	9,039	7,383
Large Company Value	1,874	367
Domestic Equity	1,341	2,044
Equity Income	6,409	3,587
Mid Cap Growth Stock	2,610	6,496
Index 400 Stock	3,028	1,777
Mid Cap Value	2,459	988
Small Cap Growth Stock	554	3,069
Index 600 Stock	1,791	596
Small Cap Value	1,709	1,400
International Growth	3,621	1,786
Research International Core	5,178	1,391
International Equity	7,889	5,545
Emerging Markets Equity	9,859	1,866
Money Market	101,804	104,136
Short-Term Bond	8,010	3,124
Select Bond	18,247	9,114
Long-Term U.S. Government Bond	1,117	560
Inflation Protection	5,054	2,296
High Yield Bond	9,693	2,802
Multi-Sector Bond	14,986	3,825
Balanced	12,349	12,546
Asset Allocation	1,118	865
Fidelity VIP Mid Cap	5,768	2,363
Fidelity VIP Contrafund	5,878	3,333
Neuberger Berman AMT Socially Responsive	2,982	631
Russell Multi-Style Equity	3,374	1,195
Russell Aggressive Equity	875	747
Russell Non-U.S.	$2,343	$1,064
Russell Core Bond	15,966	2,771
Russell Global Real Estate Securities	7,945	2,609
Russell LifePoints Moderate Strategy	705	276
Russell LifePoints Balanced Strategy	2,317	2,041
Russell LifePoints Growth Strategy	288	127
Russell LifePoints Equity Growth Strategy	30	44
Credit Suisse Trust Commodity Return Strategy	19,463	902

NML Variable Annuity Account A

Notes to Financial Statements

December 31, 2013

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 0.75% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1.00% annual rate.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1.25% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1.50% annual rate.

For contracts issued on or after March 31, 1995 and prior to March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks on accumulation units is determined daily at annual rates of 0.40% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50%, respectively.

For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.50% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. Under the terms of the Back Load version of the contract, the net assets may be subject to the deduction for the Front Load version of the contract after the withdrawal charge period. Rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50% for the Front Load version and the Back Load version, respectively.

For Fee Based contracts issued on or after October 16, 2006, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75%.

The net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio are limited to 1.05% of average net assets through November 15, 2015 by Credit Suisse Trust and Credit Suisse Asset Management, LLC. Pursuant to the substitution order of the Securities and Exchange Commission, effective November 15, 2013 through November 15, 2015, Northwestern Mutual will periodically reimburse contract owners to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceed that of the fee waiver agreement of 0.95% of the Northwestern Mutual Commodities Return Strategy Portfolio which was in place at the time of the substitution.

NML Variable Annuity Account A

Notes to Financial Statements

December 31, 2013

5.	Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:					For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)

Growth Stock
Year Ended 12/31/13	6,289	$1.361729	to	$4.313512	$14,853	0.68%	0.35%	to	1.25%	34.18%	to	35.39%
Year Ended 12/31/12	6,336	1.007281	to	3.198682	12,021	0.57	0.35	to	1.25	11.53	to	12.55
Year Ended 12/31/11	6,298	0.896340	to	2.853501	11,645	0.78	0.35	to	1.25	(2.52)	to	(1.64)
Year Ended 12/31/10	6,176	0.912688	to	2.912721	12,343	0.82	0.35	to	1.25	10.98	to	11.98
Year Ended 12/31/09	6,455	0.816297	to	2.611556	12,604	1.14	0.35	to	1.25	35.47	to	36.69

Focused Appreciation
Year Ended 12/31/13	7,230	$2.658335	to	$2.925762	$20,475	0.48%	0.35%	to	1.25%	27.41%	to	28.55%
Year Ended 12/31/12	6,535	2.086517	to	2.275895	14,342	0.28	0.35	to	1.25	18.64	to	19.72
Year Ended 12/31/11	5,745	1.758640	to	1.901031	10,461	0.18	0.35	to	1.25	(7.26)	to	(6.43)
Year Ended 12/31/10	5,715	1.896360	to	2.031616	11,096	0.00	0.35	to	1.25	7.98	to	8.95
Year Ended 12/31/09	4,994	1.756290	to	1.864749	8,902	0.00	0.35	to	1.25	40.71	to	41.98

Large Cap Core Stock
Year Ended 12/31/13	3,589	$1.236136	to	$3.240388	$7,978	1.13%	0.35%	to	1.25%	26.99%	to	28.13%
Year Ended 12/31/12	3,943	0.966177	to	2.538996	7,495	1.21	0.35	to	1.25	10.24	to	11.24
Year Ended 12/31/11	4,386	0.869883	to	2.291654	7,706	1.13	0.35	to	1.25	(2.43)	to	(1.56)
Year Ended 12/31/10	4,611	0.884944	to	2.337118	8,602	1.21	0.35	to	1.25	11.51	to	12.52
Year Ended 12/31/09	4,741	0.787690	to	2.085413	8,369	1.80	0.35	to	1.25	27.73	to	28.88

Large Cap Blend
Year Ended 12/31/13	1,034	$1.102119	to	$1.170256	$1,172	0.87%	0.35%	to	1.25%	29.24%	to	30.40%
Year Ended 12/31/12	988	0.852786	to	0.897418	867	0.97	0.35	to	1.25	13.76	to	14.79
Year Ended 12/31/11	995	0.749617	to	0.781770	771	0.70	0.35	to	1.25	(3.50)	to	(2.63)
Year Ended 12/31/10	1,177	0.776814	to	0.802916	932	0.71	0.35	to	1.25	12.88	to	13.89
Year Ended 12/31/09	1,186	0.688193	to	0.704978	846	1.14	0.35	to	1.25	25.82	to	26.96

Index 500 Stock
Year Ended 12/31/13	18,988	$1.480870	to	$7.370882	$61,848	1.79%	0.35%	to	1.25%	30.42%	to	31.59%
Year Ended 12/31/12	15,822	1.127022	to	5.623599	47,584	1.77	0.35	to	1.25	14.31	to	15.35
Year Ended 12/31/11	14,905	0.978533	to	4.894842	43,238	1.64	0.35	to	1.25	0.69	to	1.59
Year Ended 12/31/10	15,308	0.964620	to	4.837210	46,784	1.99	0.35	to	1.25	13.47	to	14.49
Year Ended 12/31/09	15,139	0.843770	to	4.241703	45,024	2.84	0.35	to	1.25	24.83	to	25.95

Large Company Value
Year Ended 12/31/13	5,878	$1.128421	to	$1.198270	$7,053	1.69%	0.35%	to	1.25%	29.66%	to	30.83%
Year Ended 12/31/12	4,637	0.870270	to	0.915883	4,270	2.08	0.35	to	1.25	15.02	to	16.06
Year Ended 12/31/11	3,678	0.756619	to	0.789126	2,928	1.76	0.35	to	1.25	0.23	to	1.13
Year Ended 12/31/10	3,898	0.754864	to	0.780271	3,077	1.54	0.35	to	1.25	9.58	to	10.56
Year Ended 12/31/09	3,643	0.688889	to	0.705724	2,613	2.16	0.35	to	1.25	19.20	to	20.28

Domestic Equity
Year Ended 12/31/13	10,367	$1.725835	to	$1.929634	$19,290	1.66%	0.35%	to	1.25%	32.37%	to	33.56%
Year Ended 12/31/12	10,897	1.303845	to	1.444779	15,220	2.16	0.35	to	1.25	12.92	to	13.94
Year Ended 12/31/11	11,459	1.154666	to	1.267980	14,050	2.01	0.35	to	1.25	(0.34)	to	0.55
Year Ended 12/31/10	12,782	1.158641	to	1.260995	15,675	2.30	0.35	to	1.25	13.20	to	14.22
Year Ended 12/31/09	12,415	1.023538	to	1.104003	13,412	3.49	0.35	to	1.25	27.92	to	29.07

Equity Income
Year Ended 12/31/13	13,427	$2.223419	to	$2.447110	$32,365	1.36%	0.35%	to	1.25%	28.33%	to	29.48%
Year Ended 12/31/12	12,233	1.732638	to	1.889919	22,713	1.55	0.35	to	1.25	15.77	to	16.82
Year Ended 12/31/11	10,460	1.496618	to	1.617804	16,505	1.56	0.35	to	1.25	(2.15)	to	(1.27)
Year Ended 12/31/10	7,870	1.529461	to	1.638555	12,525	1.73	0.35	to	1.25	13.90	to	14.92
Year Ended 12/31/09	6,865	1.342833	to	1.425776	9,607	2.89	0.35	to	1.25	23.04	to	24.15

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

NML Variable Annuity Account A

Notes to Financial Statements

December 31, 2013

	As of the respective period end date:					For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)

Mid Cap Growth Stock
Year Ended 12/31/13	6,096	$1.314616	to	$8.415877	$27,639	0.31%	0.35%	to	1.25%	23.98%	to	25.09%
Year Ended 12/31/12	6,689	1.052482	to	6.754466	26,961	0.12	0.35	to	1.25	10.57	to	11.57
Year Ended 12/31/11	6,781	0.944730	to	6.078136	26,506	0.23	0.35	to	1.25	(7.34)	to	(6.51)
Year Ended 12/31/10	6,987	1.011980	to	6.526977	30,850	0.28	0.35	to	1.25	22.32	to	23.42
Year Ended 12/31/09	7,302	0.821144	to	5.309307	27,352	0.28	0.35	to	1.25	30.46	to	31.63 (2)

Index 400 Stock
Year Ended 12/31/13	5,588	$2.923550	to	$3.756556	$17,955	1.04%	0.35%	to	1.25%	31.51%	to	32.70%
Year Ended 12/31/12	5,325	2.206463	to	2.832360	13,047	0.91	0.35	to	1.25	16.18	to	17.23
Year Ended 12/31/11	5,338	1.884985	to	2.417284	11,350	0.88	0.35	to	1.25	(3.14)	to	(2.27)
Year Ended 12/31/10	5,404	1.931599	to	2.474613	12,051	1.10	0.35	to	1.25	24.73	to	25.85
Year Ended 12/31/09	5,879	1.537149	to	1.967340	10,602	1.82	0.35	to	1.25	35.30	to	36.52

Mid Cap Value
Year Ended 12/31/13	3,789	$2.414353	to	$2.657215	$9,978	0.97%	0.35%	to	1.25%	28.63%	to	29.79%
Year Ended 12/31/12	3,220	1.876997	to	2.047361	6,502	1.40	0.35	to	1.25	15.12	to	16.16
Year Ended 12/31/11	2,658	1.630487	to	1.762499	4,591	1.68	0.35	to	1.25	(1.84)	to	(0.95)
Year Ended 12/31/10	2,630	1.660995	to	1.779465	4,573	1.38	0.35	to	1.25	18.44	to	19.51
Year Ended 12/31/09	2,578	1.402378	to	1.488989	3,754	1.19	0.35	to	1.25	21.71	to	22.81

Small Cap Growth Stock
Year Ended 12/31/13	3,781	$1.854311	to	$4.126720	$10,937	0.49%	0.35%	to	1.25%	36.88%	to	38.11%
Year Ended 12/31/12	4,593	1.342607	to	2.989457	10,009	0.00	0.35	to	1.25	8.12	to	9.10
Year Ended 12/31/11	4,825	1.230655	to	2.741589	9,988	0.35	0.35	to	1.25	(3.98)	to	(3.12)
Year Ended 12/31/10	4,588	1.270262	to	2.831266	10,272	0.75	0.35	to	1.25	24.29	to	25.41
Year Ended 12/31/09	4,737	1.012887	to	2.258753	8,743	0.29	0.35	to	1.25	29.55	to	30.71

Index 600 Stock
Year Ended 12/31/13	3,109	$1.540384	to	$1.635708	$5,034	3.79%	0.35%	to	1.25%	38.92%	to	40.18%
Year Ended 12/31/12	2,448	1.108809	to	1.166903	2,864	2.64	0.35	to	1.25	14.35	to	15.39
Year Ended 12/31/11	1,955	0.969630	to	1.011279	1,944	0.77	0.35	to	1.25	(0.35)	to	0.55
Year Ended 12/31/10	1,576	0.973013	to	1.005749	1,560	4.32	0.35	to	1.25	24.34	to	25.47
Year Ended 12/31/09	1,043	0.782515	to	0.801617	827	4.47	0.35	to	1.25	23.62	to	24.73

Small Cap Value
Year Ended 12/31/13	5,015	$2.915464	to	$3.259605	$15,675	1.14%	0.35%	to	1.25%	30.13%	to	31.30%
Year Ended 12/31/12	4,956	2.240441	to	2.482527	11,820	0.38	0.35	to	1.25	14.88	to	15.92
Year Ended 12/31/11	4,869	1.950281	to	2.141605	9,918	0.57	0.35	to	1.25	(2.58)	to	(1.71)
Year Ended 12/31/10	5,233	2.002032	to	2.178812	10,870	1.09	0.35	to	1.25	20.44	to	21.52
Year Ended 12/31/09	5,093	1.662307	to	1.792926	8,730	0.86	0.35	to	1.25	26.59	to	27.73

International Growth
Year Ended 12/31/13	10,190	$1.757474	to	$1.964925	$19,435	1.40%	0.35%	to	1.25%	18.32%	to	19.39%
Year Ended 12/31/12	9,272	1.485329	to	1.645820	14,775	1.38	0.35	to	1.25	16.52	to	17.57
Year Ended 12/31/11	8,483	1.274777	to	1.399837	11,428	1.11	0.35	to	1.25	(14.24)	to	(13.47)
Year Ended 12/31/10	7,606	1.486506	to	1.617764	11,853	0.92	0.35	to	1.25	14.99	to	16.02
Year Ended 12/31/09	7,368	1.292776	to	1.394365	9,954	0.67	0.35	to	1.25	21.64	to	22.73

Research International Core
Year Ended 12/31/13	14,104	$1.007038	to	$1.069405	$15,206	0.13%	0.35%	to	1.25%	17.45%	to	18.50%
Year Ended 12/31/12	10,242	0.857448	to	0.902416	9,295	1.59	0.35	to	1.25	15.30	to	16.35
Year Ended 12/31/11	7,121	0.743659	to	0.775620	5,510	1.69	0.35	to	1.25	(11.59)	to	(10.79)
Year Ended 12/31/10	4,462	0.841136	to	0.869442	3,860	1.74	0.35	to	1.25	9.68	to	10.66
Year Ended 12/31/09	2,993	0.766928	to	0.785653	2,339	1.84	0.35	to	1.25	29.20	to	30.37

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.

NML Variable Annuity Account A

Notes to Financial Statements

December 31, 2013

	As of the respective period end date:					For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)

International Equity
Year Ended 12/31/13	21,895	$2.045236	to	$4.652414	$57,973	2.21%	0.35%	to	1.25%	19.87%	to	20.95%
Year Ended 12/31/12	19,854	1.691434	to	3.861829	46,754	2.63	0.35	to	1.25	20.00	to	21.09
Year Ended 12/31/11	18,598	1.396839	to	3.202009	38,806	2.09	0.35	to	1.25	(11.21)	to	(10.41)
Year Ended 12/31/10	17,967	1.559174	to	3.588374	44,588	3.03	0.35	to	1.25	6.34	to	7.30
Year Ended 12/31/09	17,107	1.453155	to	3.357679	42,029	4.66	0.35	to	1.25	31.46	to	32.65	(2)

Emerging Markets Equity
Year Ended 12/31/13	26,720	$0.992029	to	$1.053409	$28,193	0.75%	0.35%	to	1.25%	(6.33%)	to	(5.48%)
Year Ended 12/31/12	19,468	1.059049	to	1.114526	21,669	0.15	0.35	to	1.25	17.35	to	18.41
Year Ended 12/31/11	15,820	0.902488	to	0.941223	14,826	1.12	0.35	to	1.25	(19.67)	to	(18.94)
Year Ended 12/31/10	7,106	1.123423	to	1.161182	8,197	0.84	0.35	to	1.25	22.55	to	23.65
Year Ended 12/31/09	6,318	0.916732	to	0.939087	5,943	1.28	0.35	to	1.25	67.63	to	69.14

Money Market
Year Ended 12/31/13	11,591	$1.257946	to	$3.397020	$19,879	0.10%	0.35%	to	1.25%	(1.14%)	to	(0.25%)
Year Ended 12/31/12	11,130	1.263026	to	3.419143	22,237	0.14	0.35	to	1.25	(1.10)	to	(0.21)
Year Ended 12/31/11	9,779	1.267530	to	3.439949	20,060	0.14	0.35	to	1.25	(1.10)	to	(0.21)
Year Ended 12/31/10	8,103	1.272114	to	3.460928	18,833	0.29	0.35	to	1.25	(0.95)	to	(0.06)
Year Ended 12/31/09	8,021	1.274727	to	3.476671	20,986	0.77	0.35	to	1.25	(0.49)	to	0.41	(2)

Short-Term Bond
Year Ended 12/31/13	19,794	$1.117123	to	$1.186243	$23,432	0.17%	0.35%	to	1.25%	(0.70%)	to	0.20%
Year Ended 12/31/12	15,667	1.124968	to	1.183872	18,484	1.47	0.35	to	1.25	0.80	to	1.71
Year Ended 12/31/11	11,024	1.116091	to	1.163966	12,787	1.66	0.35	to	1.25	(0.69)	to	0.20
Year Ended 12/31/10	6,406	1.123849	to	1.161598	7,398	3.18	0.35	to	1.25	2.35	to	3.27
Year Ended 12/31/09	3,007	1.098062	to	1.124797	3,366	3.39	0.35	to	1.25	5.89	to	6.85

Select Bond
Year Ended 12/31/13	27,607	$2.065352	to	$15.374447	$79,800	2.31%	0.35%	to	1.25%	(3.37%)	to	(2.50%)
Year Ended 12/31/12	23,488	2.121473	to	15.831438	75,582	2.74	0.35	to	1.25	3.66	to	4.59
Year Ended 12/31/11	18,442	2.031334	to	15.196624	62,611	3.43	0.35	to	1.25	5.83	to	6.79
Year Ended 12/31/10	14,834	1.905091	to	14.287521	54,217	3.72	0.35	to	1.25	5.27	to	6.21
Year Ended 12/31/09	12,095	1.796322	to	13.505213	47,923	5.06	0.35	to	1.25	8.01	to	8.99

Long-Term U.S Government Bond
Year Ended 12/31/13	5,183	$1.426196	to	$1.514382	$7,792	0.02%	0.35%	to	1.25%	(14.35%)	to	(13.58%)
Year Ended 12/31/12	4,851	1.665149	to	1.752298	8,422	2.06	0.35	to	1.25	2.46	to	3.39
Year Ended 12/31/11	3,886	1.625206	to	1.694900	6,773	2.03	0.35	to	1.25	27.33	to	28.47
Year Ended 12/31/10	4,618	1.276411	to	1.319297	6,062	5.11	0.35	to	1.25	9.25	to	10.24
Year Ended 12/31/09	3,628	1.168325	to	1.196794	4,338	0.03	0.35	to	1.25	(8.14)	to	(7.31)

Inflation Protection
Year Ended 12/31/13	18,176	$1.239806	to	$1.316482	$23,947	1.08%	0.35%	to	1.25%	(9.47%)	to	(8.65%)
Year Ended 12/31/12	16,784	1.369504	to	1.441191	24,157	2.55	0.35	to	1.25	6.01	to	6.97
Year Ended 12/31/11	11,851	1.291820	to	1.347230	15,938	0.04	0.35	to	1.25	10.54	to	11.54
Year Ended 12/31/10	8,770	1.168621	to	1.207882	10,605	3.89	0.35	to	1.25	4.29	to	5.23
Year Ended 12/31/09	5,874	1.120557	to	1.147858	6,826	2.56	0.35	to	1.25	8.62	to	9.60

High Yield Bond
Year Ended 12/31/13	11,146	$2.521493	to	$3.751620	$30,484	5.63%	0.35%	to	1.25%	4.52%	to	5.47%
Year Ended 12/31/12	8,968	2.394362	to	3.571349	23,590	6.44	0.35	to	1.25	12.47	to	13.49
Year Ended 12/31/11	6,679	2.112946	to	3.159477	15,864	7.25	0.35	to	1.25	3.30	to	4.23
Year Ended 12/31/10	5,326	2.030225	to	3.043318	12,525	7.16	0.35	to	1.25	13.14	to	14.16
Year Ended 12/31/09	4,735	1.781106	to	2.676517	10,061	8.97	0.35	to	1.25	43.59	to	44.88

Multi-Sector Bond
Year Ended 12/31/13	29,622	$1.421330	to	$1.509225	$44,931	3.50%	0.35%	to	1.25%	(2.80%)	to	(1.93%)
Year Ended 12/31/12	23,502	1.462316	to	1.538856	36,150	0.43	0.35	to	1.25	13.51	to	14.54
Year Ended 12/31/11	17,076	1.288261	to	1.343520	22,954	5.78	0.35	to	1.25	3.69	to	4.62
Year Ended 12/31/10	11,504	1.242452	to	1.284189	14,865	8.74	0.35	to	1.25	11.78	to	12.79
Year Ended 12/31/09	7,436	1.111473	to	1.138547	8,663	3.21	0.35	to	1.25	20.56	to	21.65

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.

NML Variable Annuity Account A

Notes to Financial Statements

December 31, 2013

	As of the respective period end date:					For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)

Balanced
Year Ended 12/31/13	10,607	$1.664771	to	$13.354706	$111,947	3.35%	0.35%	to	1.25%	10.69%	to	11.69%
Year Ended 12/31/12	11,054	1.492725	to	12.004323	108,352	1.17	0.35	to	1.25	8.33	to	9.31
Year Ended 12/31/11	11,791	1.367661	to	11.026055	107,342	2.73	0.35	to	1.25	0.85	to	1.75
Year Ended 12/31/10	12,967	1.346080	to	10.878996	116,944	2.14	0.35	to	1.25	10.57	to	11.56
Year Ended 12/31/09	13,414	1.208357	to	9.790215	113,094	4.57	0.35	to	1.25	19.93	to	21.01

Asset Allocation
Year Ended 12/31/13	3,708	$1.668437	to	$1.865412	$6,570	3.17%	0.35%	to	1.25%	15.22%	to	16.26%
Year Ended 12/31/12	3,639	1.448020	to	1.604510	5,608	0.23	0.35	to	1.25	9.63	to	10.63
Year Ended 12/31/11	3,451	1.320779	to	1.450367	4,860	2.29	0.35	to	1.25	(1.31)	to	(0.43)
Year Ended 12/31/10	4,399	1.338348	to	1.456564	6,111	2.89	0.35	to	1.25	11.61	to	12.61
Year Ended 12/31/09	4,456	1.199154	to	1.293411	5,544	2.92	0.35	to	1.25	25.51	to	26.65

Fidelity VIP Mid Cap
Year Ended 12/31/13	6,723	$3.535842	to	$3.891526	$25,562	0.28%	0.35%	to	1.25%	34.18%	to	35.39%
Year Ended 12/31/12	6,601	2.635062	to	2.874224	18,491	0.40	0.35	to	1.25	13.13	to	14.16
Year Ended 12/31/11	6,639	2.329143	to	2.517713	16,246	0.02	0.35	to	1.25	(11.96)	to	(11.16)
Year Ended 12/31/10	6,773	2.645449	to	2.834099	18,733	0.13	0.35	to	1.25	26.98	to	28.12
Year Ended 12/31/09	5,991	2.083395	to	2.212046	13,022	0.48	0.35	to	1.25	38.02	to	39.26

Fidelity VIP Contrafund
Year Ended 12/31/13	21,785	$1.380421	to	$1.465826	$31,820	0.86%	0.35%	to	1.25%	29.33%	to	30.49%
Year Ended 12/31/12	19,827	1.067369	to	1.123286	22,200	1.21	0.35	to	1.25	14.69	to	15.73
Year Ended 12/31/11	17,042	0.930627	to	0.970592	16,484	0.89	0.35	to	1.25	(3.99)	to	(3.12)
Year Ended 12/31/10	13,993	0.969284	to	1.001877	14,000	1.13	0.35	to	1.25	15.48	to	16.52
Year Ended 12/31/09	11,313	0.839369	to	0.859849	9,770	1.26	0.35	to	1.25	33.79	to	34.99

Neuberger Berman AMT Socially Responsive
Year Ended 12/31/13	6,779	$1.356400	to	$1.440299	$9,808	0.73%	0.35%	to	1.25%	35.90%	to	37.12%
Year Ended 12/31/12	4,935	0.998110	to	1.050381	5,192	0.24	0.35	to	1.25	9.60	to	10.59
Year Ended 12/31/11	4,193	0.910717	to	0.949797	3,961	0.39	0.35	to	1.25	(4.28)	to	(3.42)
Year Ended 12/31/10	2,302	0.951436	to	0.983426	2,251	0.04	0.35	to	1.25	21.33	to	22.43
Year Ended 12/31/09	1,296	.784155	to	0.803283	1,036	2.38	0.35	to	1.25	29.80	to	30.97

Russell Multi-Style Equity
Year Ended 12/31/13	11,837	$1.346869	to	$1.525219	$17,594	1.19%	0.35%	to	1.25%	31.27%	to	32.46%
Year Ended 12/31/12	11,128	1.026015	to	1.152089	12,318	1.11	0.35	to	1.25	14.25	to	15.28
Year Ended 12/31/11	10,767	0.898065	to	0.999866	10,334	0.96	0.35	to	1.25	(2.77)	to	(1.89)
Year Ended 12/31/10	10,948	0.923622	to	1.019674	10,714	0.89	0.35	to	1.25	15.02	to	16.05
Year Ended 12/31/09	10,451	0.803032	to	0.879089	8,785	1.34	0.35	to	1.25	29.77	to	30.94

Russell Aggressive Equity
Year Ended 12/31/13	2,888	$2.114649	to	$2.519468	$6,451	0.43%	0.35%	to	1.25%	38.27%	to	39.51%
Year Ended 12/31/12	3,005	1.518007	to	1.806823	4,862	1.10	0.35	to	1.25	14.39	to	15.43
Year Ended 12/31/11	2,980	1.317081	to	1.566133	4,183	0.49	0.35	to	1.25	(5.39)	to	(4.54)
Year Ended 12/31/10	3,173	1.381733	to	1.641396	4,702	0.47	0.35	to	1.25	23.33	to	24.44
Year Ended 12/31/09	3,167	1.111994	to	1.319681	3,809	0.52	0.35	to	1.25	29.77	to	30.94

Russell Non-U.S.
Year Ended 12/31/13	11,119	$1.384260	to	$1.755832	$16,857	1.97%	0.35%	to	1.25%	20.40%	to	21.48%
Year Ended 12/31/12	10,314	1.141179	to	1.446069	12,848	1.75	0.35	to	1.25	18.32	to	19.39
Year Ended 12/31/11	10,106	0.957245	to	1.211791	10,590	1.67	0.35	to	1.25	(13.96)	to	(13.19)
Year Ended 12/31/10	9,378	1.104276	to	1.396534	11,409	0.86	0.35	to	1.25	10.04	to	11.03
Year Ended 12/31/09	8,222	0.996026	to	1.258399	9,132	2.89	0.35	to	1.25	24.92	to	26.04

Russell Core Bond
Year Ended 12/31/13	22,167	$1.838117	to	$2.081422	$45,516	1.42%	0.35%	to	1.25%	(2.67%)	to	(1.80%)
Year Ended 12/31/12	16,272	1.888622	to	2.120573	33,629	2.32	0.35	to	1.25	7.02	to	7.99
Year Ended 12/31/11	11,888	1.764666	to	1.964588	22,678	3.24	0.35	to	1.25	3.39	to	4.32
Year Ended 12/31/10	9,635	1.706840	to	1.884222	17,541	3.81	0.35	to	1.25	8.66	to	9.64
Year Ended 12/31/09	7,568	1.570866	to	1.719494	12,484	4.69	0.35	to	1.25	14.38	to	15.41

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

NML Variable Annuity Account A

Notes to Financial Statements

December 31, 2013

	As of the respective period end date:					For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)

Russell Global Real Estate Securities
Year Ended 12/31/13	8,219	$3.240150	to	$3.834838	$29,128	3.98%	0.35%	to	1.25%	2.36%	to	3.29%
Year Ended 12/31/12	7,371	3.165381	to	3.718411	25,190	5.10	0.35	to	1.25	25.97	to	27.11
Year Ended 12/31/11	6,887	2.512877	to	2.929798	18,489	2.22	0.35	to	1.25	(8.20)	to	(7.37)
Year Ended 12/31/10	6,906	2.737367	to	3.167776	20,072	2.24	0.35	to	1.25	21.40	to	22.49
Year Ended 12/31/09	6,788	2.254880	to	2.590003	16,130	4.62	0.35	to	1.25	27.34	to	28.49

Russell LifePoints Moderate Strategy
Year Ended 12/31/13	1,735	$1.248227	to	$1.325425	$2,174	1.73%	0.35%	to	1.25%	5.46%	to	6.41%
Year Ended 12/31/12	1,414	1.183568	to	1.245535	1,678	2.99	0.35	to	1.25	9.68	to	10.68
Year Ended 12/31/11	1,196	1.079083	to	1.125385	1,295	2.73	0.35	to	1.25	(1.12)	to	(0.23)
Year Ended 12/31/10	425	1.091278	to	1.127951	465	4.06	0.35	to	1.25	11.23	to	12.23
Year Ended 12/31/09	524	0.981117	to	1.005025	514	4.09	0.35	to	1.25	20.93	to	22.02

Russell LifePoints Balanced Strategy
Year Ended 12/31/13	3,339	$1.219361	to	$1.294830	$4,258	2.09%	0.35%	to	1.25%	11.03%	to	12.04%
Year Ended 12/31/12	3,130	1.098181	to	1.155731	3,623	2.43	0.35	to	1.25	11.55	to	12.56
Year Ended 12/31/11	3,312	0.984507	to	1.026783	3,462	2.30	0.35	to	1.25	(3.60)	to	(2.74)
Year Ended 12/31/10	1,668	1.021321	to	1.055676	1,827	3.37	0.35	to	1.25	12.65	to	13.66
Year Ended 12/31/09	1,937	0.906670	to	0.928797	1,798	3.28	0.35	to	1.25	23.93	to	25.05

Russell LifePoints Growth Strategy
Year Ended 12/31/13	1,800	$1.158315	to	$1.229996	$2,135	2.25%	0.35%	to	1.25%	15.11%	to	16.15%
Year Ended 12/31/12	1,687	1.006249	to	1.058967	1,732	1.86	0.35	to	1.25	12.79	to	13.82
Year Ended 12/31/11	2,706	0.892120	to	0.930416	2,436	1.95	0.35	to	1.25	(5.91)	to	(5.07)
Year Ended 12/31/10	1,479	0.948175	to	0.980061	1,482	3.17	0.35	to	1.25	13.64	to	14.66
Year Ended 12/31/09	1,082	0.834382	to	0.854740	904	2.49	0.35	to	1.25	26.99	to	28.14

Russell LifePoints Equity Growth Strategy
Year Ended 12/31/13	358	$1.080041	to	$1.146904	$388	2.51%	0.35%	to	1.25%	18.33%	to	19.39%
Year Ended 12/31/12	377	0.912766	to	0.960618	345	1.76	0.35	to	1.25	14.24	to	15.27
Year Ended 12/31/11	354	0.799007	to	0.833341	283	2.50	0.35	to	1.25	(7.39)	to	(6.55)
Year Ended 12/31/10	207	0.862730	to	0.891768	180	2.08	0.35	to	1.25	13.67	to	14.69
Year Ended 12/31/09	849	0.759004	to	0.777533	654	1.69	0.35	to	1.25	29.20	to	30.37

Credit Suisse Trust Commodity Return Strategy
Period Ended 12/31/13 (3)	2,669	$6.852188	to	$7.018922	$18,875	0.00%	0.35%	to	1.25%	1.63%	to	1.75%

6.	Subsequent Event

Management has evaluated the events and/or the transactions that have occurred through the date of the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures.

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(3)	Division commenced operations on November 15, 2013.

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company Board of Trustees and

Contract Owners of NML Variable Annuity Account A

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of NML Variable Annuity Account A and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division, Credit Suisse Trust Commodity Return Strategy Division, at December 31, 2013, and the results of their operations and the changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2013 by correspondence with Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, the Russell Investment Funds and Credit Suisse Trust, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 28, 2014

The following consolidated financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Contract.

The Northwestern Mutual Life Insurance Company

Consolidated Financial Statements

December 31, 2013, 2012 and 2011

The Northwestern Mutual

Life Insurance Company

Consolidated Financial Statements

December 31, 2013, 2012 and 2011

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Financial Position

(in millions)

	December 31,
	2013	2012

Assets:
Bonds	$122,331	$114,524
Mortgage loans	26,845	24,346
Policy loans	16,306	15,789
Common and preferred stocks	2,965	4,266
Real estate	1,506	1,304
Other investments	12,184	11,353
Cash and temporary investments	2,262	2,393

Total investments	184,399	173,975

Due and accrued investment income	1,840	1,822
Net deferred tax assets	2,647	2,556
Deferred premium and other assets	2,877	2,721
Separate account assets	25,343	21,376

Total assets	$217,106	$202,450

Liabilities and surplus:
Reserves for policy benefits	$158,751	$149,599
Policyowner dividends payable	5,210	5,041
Interest maintenance reserve	1,194	1,224
Asset valuation reserve	3,358	3,216
Income taxes payable	550	507
Other liabilities	5,501	5,311
Separate account liabilities	25,343	21,376

Total liabilities	199,907	186,274

Surplus:
Surplus notes	1,750	1,750
Unassigned surplus	15,449	14,426

Total surplus	17,199	16,176

Total liabilities and surplus	$217,106	$202,450

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Operations

(in millions)

	For the years ended
	December 31,
	2013	2012	2011

Revenue:
Premiums	$16,599	$15,394	$14,618
Net investment income	8,744	8,677	8,439
Other income	566	550	538

Total revenue	25,909	24,621	23,595

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	7,949	7,302	7,074
Net additions to policy benefit reserves	9,018	8,561	7,949
Net transfers to separate accounts	542	492	481

Total benefits	17,509	16,355	15,504

Commissions and operating expenses	2,680	2,609	2,437

Total benefits and expenses	20,189	18,964	17,941

Gain from operations before dividends and taxes	5,720	5,657	5,654

Policyowner dividends	5,212	5,045	4,973

Gain from operations before taxes	508	612	681
Income tax expense (benefit)	(18)	37	6

Net gain from operations	526	575	675
Net realized capital gains (losses)	276	208	(30)

Net income	$802	$783	$645

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

	For the years ended
	December 31,
	2013	2012	2011

Beginning of year balance	$16,176	$14,813	$14,385

Net income	802	783	645

Change in net unrealized capital gains (losses)	346	379	(213)

Change in net deferred tax assets	237	315	242

Change in nonadmitted assets and other	(58)	(173)	(142)

Change in asset valuation reserve	(142)	133	(99)

Change in reserve valuation basis	-	(59)	-

Change in accounting principle	(162)	(15)	(5)

Net increase in surplus	1,023	1,363	428

End of year balance	$17,199	$16,176	$14,813

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Cash Flows

(in millions)

	For the years ended
	December 31,
	2013	2012	2011

Cash flows from operating activities:
Premiums and other income received	$12,243	$11,211	$10,529
Investment income received	8,827	8,901	8,537
Benefit payments to policyowners and beneficiaries	(8,215)	(7,702)	(7,336)
Net transfers to separate accounts	(527)	(474)	(459)
Commissions, expenses and taxes paid	(2,802)	(3,118)	(2,607)

Net cash provided by operating activities	9,526	8,818	8,664

Cash flows from investing activities:
Proceeds from investments sold or matured:
Bonds	36,567	33,733	32,769
Common and preferred stocks	4,305	7,277	8,467
Mortgage loans	2,169	2,707	2,249
Real estate	83	570	10
Other investments	1,268	1,706	1,688

Subtotal proceeds from investments	44,392	45,993	45,183

Cost of investments acquired:
Bonds	43,758	44,102	39,143
Common and preferred stocks	3,018	3,690	6,907
Mortgage loans	4,670	4,040	3,760
Real estate	290	192	233
Other investments	1,856	1,731	1,931

Subtotal cost of investments acquired	53,592	53,755	51,974

Disbursement of policy loans, net of repayments	517	642	674

Net cash applied to investing activities	(9,717)	(8,404)	(7,465)

Cash flows from financing and miscellaneous sources:
Net inflows (outflows) on deposit-type contracts	93	113	(154)
Other cash applied	(33)	(555)	(552)

Net cash provided by (applied to) financing and miscellaneous sources	60	(442)	(706)

Net increase (decrease) in cash and temporary investments	(131)	(28)	493
Cash and temporary investments, beginning of year	2,393	2,421	1,928

Cash and temporary investments, end of year	$2,262	$2,393	$2,421

Supplemental disclosures of cash flow information
Non-cash investing activities not included above:
Bond forward committments	$17,482	$17,139	$9,532
Bond refinancings and exchanges	2,156	1,842	2,376
Mortgage loan refinancings	831	1,089	725
Transfers with affiliated entities	911	-	196
Common stock exchanges	81	110	133

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

1.	Basis of Presentation

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, “the Company”). All intercompany balances and transactions have been eliminated. The Company offers life, annuity, disability and long-term care insurance products to the personal, business and estate markets throughout the United States of America.

The consolidated financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“statutory basis of accounting”), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles (“GAAP”), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statements of operations, are defined differently, (5) majority-owned, non-insurance subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income and (7) no deferral of realized investment gains and losses is permitted. The effects on the Company’s financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

The Company utilizes an accounting practice that varies from the Accounting Practices and Procedures Manual of the NAIC with the permission of the Office of the Commissioner of Insurance of the State of Wisconsin (“permitted practices”). Permitted practices are used in situations where the Company and the Office of the Commissioner of Insurance of the State of Wisconsin (“OCI”) agree that an alternative accounting practice would be more appropriate based on the Company’s circumstances. The Company currently utilizes a permitted practice for its investment in Frank Russell Company (see Note 11). During 2013, the Company discontinued the use of a permitted practice for the valuation of its oil and gas investments (see Note 3).

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires management to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance policyowners, secured by the cash value of the related policies, and are reported at unpaid principal balance. Policy loans earn interest at either a fixed rate or at a variable rate that is reset annually, dependent on the related election made by the policyowner when applying for their policy. Some policies with a fixed rate loan provision permit the Company, at its discretion, to set the interest rate below that specified by the policy. Annual interest rates on policy loans ranged from 3.97% to 8.00% for loans outstanding at December 31, 2013. Policy loans have no stated maturity date, with repayment of principal made at the discretion of the policyowner. Policyowner dividends available on the portion of life insurance cash values that serve as collateral for policy loans are generally determined using the “direct recognition method,” whereby dividends on the loaned portion of such policies are calculated with reference to the interest rate charged on the policy loan. As a result, the Company considers the unpaid principal balance of policy loans to approximate fair value.

Temporary Investments

Temporary investments represent securities that had maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in stated-rate investment options through the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Reserves for Policy Benefits

Reserves for policy benefits generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the OCI. These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 and Note 14 for more information regarding the Company’s reserves for policy benefits.

Policyowner Dividends

All life, disability and long-term care insurance policies and certain annuity policies issued by the Company are participating. Annually, the Company’s Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year, which are accrued and charged to operations when approved. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, use them to reduce future premiums due, use them to purchase additional insurance benefits or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

insurance benefits are reported as premiums in the consolidated statements of operations but are not included in premiums received or benefit payments in the consolidated statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of actual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year.

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (“IMR”). The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by an interest rate-related derivative instrument.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (“AVR”). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the consolidated statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary annuity contracts without life contingencies are deposit-type transactions and excluded from revenue in the consolidated statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest and dividends received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries and prepayment fees on bonds and mortgage loans. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with securities lending and interest expense related to the Company’s surplus notes. See Note 3 for more information regarding net investment income and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, disability and long-term care benefits, as well as matured endowments and payments on supplementary annuity contracts that include life contingencies. Benefit payments on supplementary annuity contracts without life contingencies are deposit-type transactions and excluded from benefits in the

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

consolidated statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Information Technology Equipment and Software

The cost of information technology (“IT”) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years. IT equipment and operating software assets of $41 million and $35 million at December 31, 2013 and 2012, respectively, are included in other assets in the consolidated statements of financial position and are net of accumulated depreciation of $256 million and $233 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statements of financial position. Depreciation expense for IT equipment and software totaled $70 million, $67 million and $71 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statements of financial position. Depreciation expense for furniture, fixtures and equipment totaled $7 million for each of the years ended December 31, 2013, 2012 and 2011.

Investment Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investment assets sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that management considers to be “other than temporary.” Realized capital gains and losses as reported in the consolidated statements of operations are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest-rate related capital gains or losses. See Note 3 for more information regarding realized capital gains and losses, including other-than-temporary valuation adjustments.

Unrealized capital gains and losses include currency translation adjustments on foreign-denominated bonds and changes in the fair value of common stocks and other equity investments and are reported net of any related changes in deferred taxes. Other changes in the Company’s equity method share of the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. Changes in unrealized capital gains and losses are reported in the consolidated statements of changes in surplus. See Note 3 for more information regarding unrealized capital gains and losses.

Nonadmitted Assets

Certain assets are designated as “nonadmitted” on the statutory basis of accounting. Such assets, principally related to pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation), deferred tax assets in excess of statutory limits and certain equity-method investments for which audits are not performed are excluded from assets and surplus in the

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

consolidated statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the consolidated statements of changes in surplus.

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company does make bond, equity and other investments that are denominated in a foreign currency or issued by an entity doing business in another country. Investments denominated in a foreign currency are translated to U.S. dollars at each reporting date using then-current market foreign currency exchange rates. Translation gains or losses relating to fluctuations in market exchange rates are reported as a change in unrealized capital gains and losses until the related investment security is sold or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are translated to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Subsequent Events

Company management has evaluated events subsequent to December 31, 2013 through February 21, 2014, the date these consolidated financial statements were available to be issued. Based on this evaluation, it is management’s opinion that no events subsequent to December 31, 2013 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended.

3.	Investments

Bonds

The Securities Valuation Office (“SVO”) of the NAIC evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the financial statements at amortized cost, less any valuation adjustment. Bonds rated “6” (lowest quality) are reported at the lower of amortized cost or fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Statement value and fair value of bonds at December 31, 2013 and 2012, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2013	Reconciliation to Fair Value
		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$6,582	$626	$(46)	$7,162

States, territories and possessions	694	51	(7)	738

Special revenue and assessments	27,179	595	(639)	27,135

All foreign governments	328	39	(4)	363

Hybrid securities	292	26	(28)	290

Industrial and miscellaneous	87,256	5,154	(1,070)	91,340

Total bonds	$122,331	$6,491	$(1,794)	$127,028

December 31, 2012	Reconciliation to Fair Value
		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$7,203	$1,393	$(1)	$8,595

States, territories and possessions	677	135	-	812

Special revenue and assessments	24,183	1,375	(10)	25,548

All foreign governments	326	66	-	392

Hybrid securities	450	35	(36)	449

Industrial and miscellaneous	81,685	9,009	(212)	90,482

Total bonds	$114,524	$12,013	$(259)	$126,278

Bonds classified by the NAIC as “special revenue and assessments” consist primarily of government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as “industrial and miscellaneous” consist primarily of notes issued by corporate entities, private utilities and structured securities not issued by government agencies.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Statement value of bonds by SVO rating category at December 31, 2013 and 2012 was as follows:

December 31, 2013	SVO Rating
	1	2	3	4	5	6	Total
	(in millions)

U.S. Government	$6,582	$-	$-	$-	$-	$-	$6,582

States, territories and possessions	694	-	-	-	-	-	694

Special revenue and assessments	27,115	46	-	-	18	-	27,179

All foreign governments	289	39	-	-	-	-	328

Hybrid securities	121	156	7	8	-	-	292

Industrial and miscellaneous	39,176	36,595	5,799	3,971	1,648	67	87,256

Total bonds	$73,977	$36,836	$5,806	$3,979	$1,666	$67	$122,331

December 31, 2012	SVO Rating
	1	2	3	4	5	6	Total
	(in millions)

U.S. Government	$7,203	$-	$-	$-	$-	$-	$7,203

States, territories and possessions	677	-	-	-	-	-	677

Special revenue and assessments	24,080	28	31	44	-	-	24,183

All foreign governments	300	26	-	-	-	-	326

Hybrid securities	144	208	42	56	-	-	450

Industrial and miscellaneous	36,839	34,676	5,015	3,628	1,370	157	81,685

Total bonds	$69,243	$34,938	$5,088	$3,728	$1,370	$157	$114,524

Based on statement value, 91% of the Company’s bond portfolio was rated either 1 or 2 (i.e., rated as “investment grade”) by the SVO at each of December 31, 2013 and 2012.

Statement value and fair value of bonds by contractual maturity at December 31, 2013 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment premiums.

	Statement Value	Fair Value
	(in millions)
Due in one year or less	$2,940	$2,992
Due after one year through five years	28,284	30,216
Due after five years through ten years	37,394	38,730
Due after ten years	19,339	20,548

Subtotal	87,957	92,486
Structured securities	34,374	34,542

Total bonds	$122,331	$127,028

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

The Company’s bond portfolio includes investments in structured securities, with a significant concentration in residential mortgage-backed securities issued by government agencies. Statement value and fair value of structured securities at December 31, 2013 and 2012, aggregated by investment grade or “below investment grade” (i.e., rated 3, 4, 5 or 6 by the SVO), were as follows:

December 31, 2013	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Residential mortgage-backed:
Government agencies	$25,526	$25,405	$-	$-	$25,526	$25,405
Other prime	385	386	2	2	387	388
Other below-prime	79	81	22	25	101	106
Commercial mortgage-backed:
Government agencies	534	549	-	-	534	549
Conduit	2,000	2,035	129	120	2,129	2,155
Re-REMIC	500	529	5	8	505	537
Other commercial mortgage-backed	68	75	19	19	87	94
Other asset-backed	4,989	5,186	116	122	5,105	5,308

Total structured securities	$34,081	$34,246	$293	$296	$34,374	$34,542

December 31, 2012	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Residential mortgage-backed:
Government agencies	$22,738	$23,783	$-	$-	$22,738	$23,783
Other prime	289	304	9	8	298	312
Other below-prime	163	167	41	42	204	209
Commercial mortgage-backed:
Government agencies	414	454	-	-	414	454
Conduit	1,902	2,003	136	97	2,038	2,100
Re-REMIC	514	561	31	32	545	593
Other commercial mortgage-backed	82	88	28	20	110	108
Other asset-backed	4,594	5,015	202	205	4,796	5,220

Total structured securities	$30,696	$32,375	$447	$404	$31,143	$32,779

Based on statement value, 99% of the Company’s structured securities portfolio was rated as investment grade at each of December 31, 2013 and 2012.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company and are reported at unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method.

The statement value of mortgage loans by collateral property type and U.S. geographic location at December 31, 2013 and 2012 was as follows:

December 31, 2013	East	Midwest	South	West	Total
	(in millions)
Apartment	$2,268	$357	$1,754	$3,198	$7,577
Office	2,513	599	1,673	3,549	8,334
Retail	2,961	815	2,265	1,989	8,030
Warehouse/Industrial	438	213	374	1,047	2,072
Other	145	139	299	249	832

Total	$8,325	$2,123	$6,365	$10,032	$26,845

December 31, 2012	East	Midwest	South	West	Total
	(in millions)
Apartment	$2,129	$372	$1,556	$2,760	$6,817
Office	2,292	416	1,599	3,057	7,364
Retail	2,368	649	2,110	1,892	7,019
Warehouse/Industrial	468	231	493	1,083	2,275
Other	168	143	299	261	871

Total	$7,425	$1,811	$6,057	$9,053	$24,346

The statement value of mortgage loans by contractual maturity at December 31, 2013 is summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to prepay obligations with or without prepayment premiums.

Statement Value
(in millions)
Due in one year or less	$705
Due after one year through two years	1,649
Due after two years through five years	7,346
Due after five years through eight years	6,024
Due after eight years	11,121

$26,845

All mortgage loans were current on contractual interest and principal payments at each of December 31, 2013 and 2012. The maximum and minimum interest rates for mortgage loans originated during 2013 were 6.50% and 3.00%, respectively, while these rates during 2012 were 6.00% and 3.50%, respectively. The aggregate weighted-average ratio of amounts loaned to the

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

fair value of collateral (“loan-to-value ratio”) for mortgage loans originated or refinanced during 2013 and 2012 was 59% and 60%, respectively, with a maximum of 100% for any single loan during each of 2013 and 2012. Loans with a 100% loan-to-value (“LTV”) ratio at origination are made on a very limited basis and generally represent construction loans on build-to-suit properties. These loans are expected to be refinanced with conventional mortgage loans having a LTV ratio between 50% and 70% upon completion of construction. At December 31, 2013 and 2012, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 55% and 57%, respectively.

LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A smaller LTV ratio generally indicates a higher quality loan. The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2013 and 2012 was as follows:

December 31, 2013	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)
Apartment	$2,204	$4,826	$376	$171	$7,577
Office	2,295	5,428	546	65	8,334
Retail	3,121	4,465	392	52	8,030
Warehouse/Industrial	407	1,330	251	84	2,072
Other	132	600	61	39	832

Total	$8,159	$16,649	$1,626	$411	$26,845

December 31, 2012	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)
Apartment	$1,513	$4,485	$562	$257	$6,817
Office	2,175	4,513	626	50	7,364
Retail	1,607	4,876	497	39	7,019
Warehouse/Industrial	464	1,017	728	66	2,275
Other	90	635	74	72	871

Total	$5,849	$15,526	$2,487	$484	$24,346

The aggregate statement value of mortgage loans with LTV ratios in excess of 100% was $95 million and $104 million at December 31, 2013 and 2012, respectively.

The estimated fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company’s real estate professionals. More frequent updates are performed if deemed necessary by changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a proposal by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

of loan maturity and/or changes to loan covenants. When such modifications are made, statutory accounting guidance requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company reported $0, $9 million and $0 of realized capital losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2013, 2012 and 2011, respectively. At December 31, 2013 and 2012, the Company had $66 million and $68 million, respectively, of principal outstanding on mortgage loans that were considered “restructured.”

In circumstances where management has deemed it probable that the Company will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in unrealized capital gains and losses in the consolidated statements of changes in surplus. If management later determines that the decline in value is other than temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company reported a $3 million valuation allowance at December 31, 2013 on two mortgage loans with an aggregate statement value of $23 million. The Company had no mortgage loan valuation allowance at December 31, 2012.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $2.4 billion and $3.6 billion of common stock included in the consolidated statements of financial position at December 31, 2013 and 2012, respectively. The fair value for publicly-traded common stocks is based primarily on quoted market prices. For private common stocks without quoted market prices, fair value is based upon internally-developed pricing models and external pricing sources. The equity method is generally used to report investments in common stock of unconsolidated, non-insurance subsidiaries. Common and preferred stocks as reported in the consolidated statements of financial position do not include $3 million and $7 million of equity in unconsolidated subsidiaries that was nonadmitted at December 31, 2013 and 2012, respectively. See Note 14 for more information regarding the fair value of the Company’s investments in common stock.

Preferred stocks rated 1, 2 or 3 by the SVO are reported at amortized cost. Preferred stocks rated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. At December 31, 2013 and 2012, the consolidated statements of financial position included $553 million and $657 million, respectively, of preferred stocks. The fair value for preferred stocks is based primarily on internally-developed pricing models. See Note 11 regarding the Company’s investments in Frank Russell Company preferred stock and Note 14 for more information regarding the fair value of the Company’s investments in preferred stock.

Real Estate

Real estate investments are reported at cost, less any valuation adjustments, encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated based primarily on the capitalization of stabilized net operating income.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2013 and 2012 was as follows:

December 31, 2013	East	Midwest	South	West	Total
	(in millions)
Apartment	$267	$27	$57	$257	$608
Office	66	407	101	42	616
Warehouse/Industrial	41	18	-	167	226
Other	51	-	5	-	56

Total	$425	$452	$163	$466	$1,506

December 31, 2012	East	Midwest	South	West	Total
	(in millions)
Apartment	$182	$28	$35	$235	$480
Office	67	358	145	22	592
Warehouse/Industrial	11	-	-	164	175
Other	52	-	5	-	57

Total	$312	$386	$185	$421	$1,304

The Company’s home office properties are included in the tables above (Office/Midwest) and had an aggregate statement value of $296 million and $247 million at December 31, 2013 and 2012, respectively. The remainder of the Company’s investments in real estate is held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (“JVs”) and limited liability companies (“LLCs”). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through a wholly-owned, non-insurance investment holding company organized as a limited liability company. The statement value of other investments held directly or indirectly by the Company at December 31, 2013 and 2012 was as follows:

	December 31,
	2013	2012
	(in millions)
Securities partnerships and LLCs	$4,255	$4,362
Bonds	2,099	2,129
Real estate JVs, partnerships and LLCs	1,814	1,876
Common and preferred stocks	1,208	604
Real estate	826	905
Low income housing tax credit properties	443	412
Leveraged leases	234	276
Derivative instruments	186	106
Cash and temporary investments	129	168
Other assets, net	990	515

Total	$12,184	$11,353

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

The aggregate statement value of other investments held indirectly through non-insurance investment holding companies was $6.2 billion and $5.9 billion at December 31, 2013 and 2012, respectively. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the consolidated statements of financial position using the equity method based on the Company’s share of the underlying entities’ audited GAAP-basis equity. Other investments as reported in the consolidated statements of financial position do not include $187 million and $79 million of nonadmitted assets consisting primarily of equity in unconsolidated subsidiaries and oil and gas investments at December 31, 2013 and 2012, respectively. For securities partnerships and LLCs, bonds, common and preferred stocks, cash and temporary investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate-related investments (including JVs, partnerships and LLCs), tax credit properties and leveraged leases, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit properties had 13 years and 14 years of unexpired credits at December 31, 2013 and 2012, respectively. The required holding period for tax credit properties is 15 years.

At December 31, 2012, oil and gas investments were reported in the consolidated statements of financial position using the full cost method, an accounting method that was permitted by the OCI. The Company discontinued the use of this permitted practice during 2013. At December 31, 2013, oil and gas investments were recorded using the equity method of accounting. However, the statement value of these investments was nonadmitted from assets and surplus in the consolidated statements of financial position as audits were not performed for these investments. The $38 million decrease in the statement value of these investments was reported as a change in accounting principle in the consolidated statements of changes in surplus.

See Note 4 for more information regarding the Company’s use of derivatives.

Net Investment Income

The sources of net investment income for the years ended December 31, 2013, 2012 and 2011 were as follows:

	For the years ended December 31,
	2013	2012	2011
	(in millions)
Bonds	$5,500	$5,398	$5,382
Mortgage loans	1,412	1,453	1,336
Policy loans	1,089	1,056	1,068
Common and preferred stocks	178	226	246
Real estate	176	195	235
Derivative instruments	30	29	26
Other investments	617	653	545
Amortization of IMR	262	189	119

Gross investment income	9,264	9,199	8,957
Less: investment expenses	520	522	518

Net investment income	$8,744	$8,677	$8,439

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Accrued investment income more than ninety days past due is a nonadmitted asset and reported as a direct reduction to surplus in the consolidated statements of changes in surplus. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made.

Realized Capital Gains and Losses

Realized capital gains and losses for the years ended December 31, 2013, 2012 and 2011 were as follows:

	For the year ended December 31, 2013			For the year ended December 31, 2012			For the year ended December 31, 2011
	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)
	(in millions)			(in millions)			(in millions)

Bonds	$772	$(463)	$309	$786	$(397)	$389	$ 988	$(277)	$711
Common and preferred stocks	583	(64)	519	756	(361)	395	884	(514)	370
Mortgage loans	-	-	-	-	(9)	(9)	2	(1)	1
Real estate	35	-	35	375	(69)	306	66	(4)	62
Other investments	178	(230)	(52)	237	(315)	(78)	318	(595)	(277)

Subtotal	$1,568	$(757)	811	$2,154	$(1,151)	1,003	$ 2,258	$(1,391)	867

Less: IMR gains (before taxes)			356			463			645
Less: Capital gains tax			179			332			252

Net realized capital gains (losses)			$276			$208			$ (30)

Realized capital gains and losses are generally the result of normal investment trading activity. Realized capital gains from real estate investments for the year ended December 31, 2012 included a $297 million pretax gain from the sale of a single commercial office property in Seattle, Washington. Proceeds from the sale of bonds totaled $24 billion at each of the years ended December 31, 2013, 2012 and 2011.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify those that have experienced a decline in fair value that is “other than temporary.” Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other than temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry segment credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary valuation adjustment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted for its share of subsequent net earnings and/or distributions. The review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

Realized capital losses related to declines in fair value of investments that were considered to be other than temporary for the years ended December 31, 2013, 2012 and 2011 were as follows:

	For the years ended December 31,
	2013	2012	2011
Bonds, common and preferred stocks:	(in millions)
Structured securities	$(14)	$(36)	$(37)
Financial services	(3)	(42)	(38)
Consumer discretionary	(9)	(26)	(23)
Industrials	(14)	(35)	(7)
Energy	-	(30)	(22)
Other	(11)	(30)	(13)

Subtotal	(51)	(199)	(140)

Other investments:
Real estate and RE funds	(9)	(59)	(49)
Mortgage loans	-	(9)	-
Securities partnerships	(6)	-	-
Energy and transportation	-	-	(30)

Subtotal	(15)	(68)	(79)

Total	$(66)	$(267)	$(219)

In addition to the realized capital losses above, $45 million, $42 million and $30 million of other-than-temporary valuation adjustments were recorded by the Company’s unconsolidated, non-insurance subsidiaries for the years ended December 31, 2013, 2012 and 2011, respectively. The decline in the Company’s equity in these subsidiaries resulting from these valuation adjustments is reported in changes in net unrealized capital gains and losses in the consolidated statements of changes in surplus.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Other-than-temporary valuation adjustments on structured securities for the years ended December 31, 2013, 2012 and 2011, including the circumstances of the adjustment, were as follows:

	For the years ended December 31,
	2013	2012	2011
	(in millions)
Intent to sell	$-	$-	$-
Present value of cash flows expected to be collected is less than amortized cost basis	(14)	(36)	(37)

Total	$(14)	$(36)	$(37)

At December 31, 2013, the Company continued to hold structured securities with aggregate statement values and fair values of $78 million and $92 million, respectively, for which other-than-temporary valuation adjustments totaling $186 million had been recognized since the adoption of Statement of Statutory Accounting Principle No. 43R, Loan-backed and Structured Securities (“SSAP 43R”) during 2009. These valuation adjustments were necessary because the present value of expected cash flows was less than the amortized cost of the security.

Unrealized Capital Gains and Losses

Changes in net unrealized capital gains and losses for the years ended December 31, 2013, 2012 and 2011 were as follows:

	For the years ended December 31,
	2013	2012	2011
	(in millions)
Bonds	$61	$165	$(89)
Common and preferred stocks	52	10	(550)
Other investments	331	279	248

Subtotal	444	454	(391)
Change in deferred taxes	(98)	(75)	178

Change in net unrealized capital gains (losses)	$346	$379	$(213)

Unrealized capital gains and losses include currency translation adjustments on foreign-denominated bonds and changes in the fair value of common stocks and other investments. Other changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated, non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. Net unrealized capital gains (losses) for the years ended December 31, 2013, 2012 and 2011 included $(292) million, $(323) million and $(204) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated, non-insurance subsidiaries. The Company’s share of the earnings or losses of these subsidiaries is reported as a change in unrealized capital gains and losses when earned under the equity method of accounting. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

The amortized cost and fair value of bonds and common and preferred stocks for which fair value declined and remained below cost at December 31, 2013 and 2012 were as follows:

	December 31, 2013
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months
	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference
	(in millions)
Bonds	$38,433	$36,949	$(1,484)	$3,305	$2,946	$(359)
Common and preferred stocks	170	152	(18)	23	19	(4)

Total	$38,603	$37,101	$(1,502)	$3,328	$2,965	$(363)

	December 31, 2012
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months
	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference
	(in millions)
Bonds	$5,388	$5,296	$(92)	$1,513	$1,198	$(315)
Common and preferred stocks	326	303	(23)	380	315	(65)

Total	$5,714	$5,599	$(115)	$1,893	$1,513	$(380)

During 2013, an increase in risk-free market interest rates led to an increase in bonds for which amortized cost exceeded fair value. The vast majority of these bonds were current on contractual interest and principal payments and are otherwise performing according to their contractual terms at December 31, 2013. The decrease in the aggregate amount by which the cost of common and preferred stocks exceeded fair value was due to equity market appreciation during 2013. Based on the results of the impairment review process described above, management considers these declines in fair value to be temporary based on current facts and circumstances.

At December 31, 2013 and 2012, the structured securities in an unrealized capital loss position for greater than 12 months was $213 million and $219 million, respectively, while structured securities in an unrealized capital loss position for less than 12 months was $531 million and $10 million, respectively.

Securities Lending

The Company participates in securities lending programs whereby general account investment securities are loaned to third parties, primarily major brokerage firms. These lending programs are intended to enhance the yield of the Company’s investment portfolio.

At December 31, 2013 and 2012, the aggregate statement value of loaned securities was $704 million and $757 million, respectively, while the aggregate fair value of these loaned securities, all lent with open terms, was $705 million and $797 million, respectively. All of the securities on loan at December 31, 2013 and 2012 were bonds. The offsetting liability of $725 million and $816

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

million, reflecting the obligation to return the collateral, is reported in other liabilities in the consolidated statements of financial position at December 31, 2013 and 2012, respectively.

The Company manages counterparty and other risks associated with its securities lending program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 102% of the market value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received. At December 31, 2013 and 2012, reinvested securities lending collateral held by the Company was $733 million and $817 million, respectively, which is reported at amortized cost.

The amortized cost, fair value and remaining term to maturity of reinvested securities lending collateral held by the Company at December 31, 2013 and 2012 were as follows:

	December 31,
	2013		2012
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in millions)

30 days or less	$213	$213	$286	$286
31-60 days	67	67	18	18
61-90 days	2	2	60	60
91-120 days	77	77	14	14
121-180 days	49	49	110	110
181-365 days	18	18	4	4
1-2 years	185	185	244	246
2-3 years	52	52	25	25
Greater than 3 years	70	70	56	56

Total	$733	$733	$817	$819

At December 31, 2013, the consolidated statements of financial position included $457 million in bonds and $276 million in cash and temporary investments related to the collateral assets summarized above. At December 31, 2012, the consolidated statements of financial position included $365 million in bonds and $452 million in cash and temporary investments related to these collateral assets.

There were no securities on loan within the separate accounts at either December 31, 2013 or 2012.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). The Company utilizes collateral support agreements with counterparties in connection with both securities lending and derivative transactions. Collateral in the form of securities is also required to be held on deposit with certain states. At December 31, 2013 and 2012, collateral relating to these programs was primarily in the form of cash, temporary investments and bonds, including U.S. Government securities. The Company had no pledged or restricted assets in the separate accounts at December 31, 2013 or 2012. See Note 4 for more information regarding the Company’s derivative portfolio.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Statement value of restricted assets at December 31, 2013 and 2012, summarized by type of restriction, was as follows:

	December 31,
	2013		2012
		(in millions)
Securities on loan	$704		$757

Derivatives collateral	8		121

Securities on deposit with states	7		7

Total restricted assets	$719		$885

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate (or “hedge”) the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded or contracted in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing counterparties.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (e.g., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

In addition to hedging, the Company uses derivatives for the purpose of investment replication. A replication is a derivative transaction that, when entered into in conjunction with other cash market investments, replicates the risk and reward characteristics of otherwise permissible investment positions. Derivatives used as part of a replication are reported on a basis consistent with the investment position being replicated (e.g., at amortized cost or fair value).

The Company also uses derivatives for income generation purposes. These instruments are reported on a basis consistent with the accounting treatment that would be used for the covering asset or underlying interest to which the derivative relates (e.g., at amortized cost or fair value). The premium received by the Company at the inception of the contract is deferred until the contract matures or is exercised by the counterparty or amortized over the life of the contract (if the term of the derivative is greater than one year).

The fair value of derivative instruments is based on quoted market prices, when available. In the absence of quoted market prices, fair value is estimated using industry-standard models with market observable inputs.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company held $152 million and $164 million of collateral under its collateral support arrangements at December 31, 2013 and 2012, respectively. The collateral is reported as cash and temporary investments in the consolidated statements of financial position, while the Company’s obligation to return the collateral is reported as other liabilities. The Company held no securities collateral at December 31, 2013 and 2012.

The Company posted $8 million and $121 million of bond securities collateral and $11 million and $21 million of cash collateral under these arrangements at December 31, 2013 and 2012, respectively. Bond securities posted as collateral are recorded as bonds and cash posted as collateral is recorded as other investments in the consolidated statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow hedges, with the related derivative instrument reported at amortized cost (if any) in the consolidated statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness. For the years ended December 31, 2013, 2012 and 2011, there were no gains or losses recorded with respect to derivatives that ceased to qualify for cash flow hedge accounting or for which the Company removed the cash flow hedge accounting designation.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to ten years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies over a period of up to thirty years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds for U.S. dollar-denominated payments, based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the consolidated statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified bond at a specified price at a future date.

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

Foreign currency futures are used to mitigate the foreign exchange risk of investments in portfolios of foreign securities. Foreign currency futures obligate the Company to exchange a specified amount of a foreign currency at a specified rate on a future date.

Equity total return swaps are used to mitigate market risk for investments in portfolios of common stocks and other equity securities. Equity total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract.

Equity index futures are used to mitigate market risk for investments in portfolios of common stock. Equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract.

Purchased credit default swaps are used to mitigate the credit risk for investments in bonds issued by specific debtors. Credit default swaps provide the Company an option to put a specific bond to a counterparty at par in the event of a “credit event” encountered by the bond issuer. A credit event is generally defined as a bankruptcy, failure to make required payments or acceleration of issuer obligations under the terms of the bond.

Investment Replications

Fixed income futures replications are used in conjunction with the purchase of cash market instruments to manage the duration of investment in portfolios of fixed income securities and to mitigate interest rate risk for such portfolios. Fixed income futures replications are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

The Company did not have any open positions during 2013 or 2012.

Interest rate swap replications are used to replicate a bond investment through the use of cash market instruments combined with interest rate swaps. Interest rate swap replications, including the derivative components, are reported at amortized cost. The Company did not have any open contracts during 2013. The average fair value of open contracts was $3 million during 2012.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Equity total return swap replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Equity total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract. Equity total return swaps are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was $4 million during 2013 and 2012.

Equity index futures replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Equity index futures replications are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The Company did not have any open positions during 2013 or 2012.

Income Generation

Written equity call options (covered) are used to generate income in exchange for potential future gains on a specific common stock owned by the Company. The Company receives a cash premium at the inception of the contract, and the counterparty has the right (but not the obligation) to purchase the underlying security from the Company at a specified price at any time during the term of the contract. Written equity call options are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the contracts mature or are exercised by the counterparty, at which time a realized capital gain or loss is recognized. The Company did not have any open positions during 2013 or 2012.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

The effects of the Company’s use of derivative instruments on the consolidated statements of financial position at December 31, 2013 and 2012 were as follows:

	December 31, 2013
	Notional	Statement Value		Fair Value
	Amount	Assets	Liabilities	Assets	Liabilities
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$950	$9	$-	$79	$-
Interest rate swaps	92	-	-	10	(1)
Foreign exchange contracts:
Foreign currency swaps	1,240	26	(76)	23	(59)

Derivatives not designated as hedging instruments:
Interest rate contracts:
Swaptions	2,660	129	-	129	-
Fixed income futures	808	-	-	-	-
Foreign exchange contracts:
Foreign currency forwards	2,061	20	(42)	20	(42)
Foreign currency futures	-	-	-	-	-
Equity contracts:
Equity total return swaps	104	-	(2)	-	(2)
Equity index futures	-	-	-	-	-
Credit contracts:
Purchased credit default swaps	113	-	(1)	-	(1)

Investment replications:
Interest rate contracts:
Interest rate swaps	-	-	-	-	-
Equity contracts:
Equity total return swaps	106	2	-	2	-

Income generation:
Equity contracts:
Written equity call options (covered)	-	-	-	-	-

Total derivatives		$186	$(121)	$263	$(105)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

	December 31, 2012
	Notional	Statement Value		Fair Value
	Amount	Assets	Liabilities	Assets	Liabilities
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$950	$10	$-	$137	$-
Interest rate swaps	52	-	-	14	-
Foreign exchange contracts:
Foreign currency swaps	999	20	(100)	22	(61)

Derivatives not designated as hedging instruments:
Interest rate contracts:
Swaptions	2,441	67	-	67	-
Fixed income futures	811	5	-	5	-
Foreign exchange contracts:
Foreign currency forwards	871	1	(20)	1	(20)
Foreign currency futures	3	-	-	-	-
Equity contracts:
Equity total return swaps	101	-	(1)	-	(1)
Equity index futures	-	-	-	-	-
Credit contracts:
Purchased credit default swaps	138	-	(2)	-	(2)

Investment replications:
Interest rate contracts:
Interest rate swaps	-	-	-	-	-
Equity contracts:
Equity total return swaps	167	3	-	3	-

Income generation:
Equity contracts:
Written equity call options (covered)	-	-	-	-	-

Total derivatives		$106	$(123)	$249	$(84)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments and other liabilities in the consolidated statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

The effects of the Company’s use of derivative instruments on the consolidated statements of operations and changes in surplus for the years ended December 31, 2013, 2012 and 2011 were as follows:

	For the year ended December 31, 2013
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$28
Interest rate swaps	-	-	3
Foreign exchange contracts:
Foreign currency swaps	28	(9)	8

Derivatives not designated as hedging instruments:
Interest rate contracts:
Swaptions	46	-	(7)
Fixed income futures	(5)	21	-
Foreign exchange contracts:
Foreign currency forwards	(3)	(1)	-
Foreign currency futures	-	-	-
Equity contracts:
Equity total return swaps	(1)	(31)	-
Equity index futures	-	(2)	-
Credit contracts:
Purchased credit default swaps	1	-	(2)

Investment replications:
Interest rate contracts:
Interest rate swaps	-	-	-
Fixed income futures	-	-	-
Equity contracts:
Equity total return swaps	(1)	51	-
Equity index futures	-	-	-

Income generation:
Equity contracts:
Written equity call options (covered)	-	-	-

Total derivatives	$65	$29	$30

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

	For the year ended December 31, 2012
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$30
Interest rate swaps	-	-	-
Foreign exchange contracts:
Foreign currency swaps	(22)	-	4

Derivatives not designated as hedging instruments:
Interest rate contracts:
Swaptions	(25)	-	(7)
Fixed income futures	45	(131)	-
Foreign exchange contracts:
Foreign currency forwards	(50)	24	-
Foreign currency futures	-	-	-
Equity contracts:
Equity total return swaps	(1)	(11)	-
Equity index futures	-	(5)	-
Credit contracts:
Purchased credit default swaps	(1)	-	(2)

Investment replications:
Interest rate contracts:
Interest rate swaps	-	7	4
Fixed income futures	-	-	-
Equity contracts:
Equity total return swaps	2	33	-
Equity index futures	-	-	-

Income generation:
Equity contracts:
Written equity call options (covered)	-	-	-

Total derivatives	$(52)	$(83)	$29

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

	For the year ended December 31, 2011
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$29
Interest rate swaps	-	-	3
Foreign exchange contracts:
Foreign currency swaps	51	(28)	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Swaptions	(35)	-	(7)
Fixed income futures	(72)	(141)	-
Foreign exchange contracts:
Foreign currency forwards	29	(23)	-
Foreign currency futures	-	-	-
Equity contracts:
Equity total return swaps	8	(11)	-
Equity index futures	2	(10)	-
Credit contracts:
Purchased credit default swaps	2	-	(3)

Investment replications:
Interest rate contracts:
Interest rate swaps	-	-	4
Fixed income futures	4	8	-
Equity contracts:
Equity total return swaps	(25)	15	-
Equity index futures	-	2	-

Income generation:
Equity contracts:
Written equity call options (covered)	15	(1)	-

Total derivatives	$(21)	$(189)	$26

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

5.	Reserves for Policy Benefits

General account reserves for policy benefits at December 31, 2013 and 2012 were as follows:

	December 31,
	2013	2012
	(in millions)
Life insurance reserves	$141,345	$133,545
Annuity reserves	6,199	5,572
Disability and long-term care
unpaid claims and claim reserves	4,544	4,422
Disability and long-term care
active life reserves	4,047	3,538
Deposit funds	2,616	2,522

Total reserves for policy benefits	$158,751	$149,599

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner’s Reserve Valuation Method (“CRVM”) using the 1958, 1980 or 2001 CSO mortality tables with valuation interest rates ranging from 3.50% to 5.50%. Other life insurance reserves are based primarily on the net level premium method, using various mortality tables at interest rates ranging from 2.00% to 4.50%. As of December 31, 2013, the Company had $1.5 trillion of total life insurance in force, including $11.3 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated in pricing and use mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

Additional premiums are charged for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

Each year, the Company must perform asset adequacy testing to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

determine the adequacy of reserves under moderately adverse conditions. This testing resulted in an additional increase in certain life insurance reserves of $0, $1 million and $1 million for the years ended December 31, 2013, 2012 and 2011, respectively. These reserve increases were reported as net additions to policy benefit reserves in the consolidated statements of operations.

Annuity Reserves

Deferred annuity reserves on policies issued since 1985 are based primarily on the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) using the Annuity 2000 or 2012 Individual Annuity Reserve mortality tables with valuation interest rates ranging from 3.50% to 6.25%. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves on policies issued since 1985 are based on the present value of expected benefit payments using either the 1983 Individual Annuity ‘a’, Annuity 2000 or 2012 Individual Annuity Reserve mortality tables with valuation interest rates ranging from 3.50% to 7.50%. Changes in future policy benefit reserves on supplementary contracts without life contingencies are deposit-type transactions and excluded from net additions to policy benefit reserves in the consolidated statements of operations.

At December 31, 2013 and 2012, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit liabilities were as follows:

	December 31,
	General Account		Separate Accounts		Total
	2013	2012	2013	2012	2013	2012
	(in millions)
Subject to discretionary withdrawal
- with market value adjustment	$689	$839	$-	$-	$689	$839
- at book value less surrender charge of 5% or more	502	577	-	-	502	577
- at fair value	-	-	15,008	12,548	15,008	12,548
- at book value without adjustment	4,350	4,123	-	-	4,350	4,123
Not subject to discretionary withdrawal	3,274	2,555	4,174	3,771	7,448	6,326

Total annuity reserves and deposit liabilities	$8,815	$8,094	$19,182	$16,319	$27,997	$24,413

Asset adequacy testing resulted in an additional increase in annuity reserves of $0, $13 million and $33 million for the years ended December 31, 2013, 2012 and 2011, respectively. These reserve increases were reported as net additions to policy benefit reserves in the consolidated statements of operations.

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability policies are based on the present value of expected benefit payments, primarily using the 1985 Commissioner’s Individual Disability Table A (“CIDA”) modified for Company experience, with valuation interest rates ranging from 3.00% to 5.50%. Unpaid claims and claim reserves for long-term care policies are based on the present value of expected benefit payments using industry-based morbidity experience with valuation interest rates ranging from 3.50% to 4.50%.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies were $4.5 billion and $4.4 billion at December 31, 2013 and 2012, respectively. Changes in these reserves for the years ended December 31, 2013 and 2012 were as follows:

	For the years ended December 31,
	2013	2012
	(in millions)
Balance at January 1	$4,422	$4,254

Incurred related to:
Current year	670	647
Prior years	20	76

Total incurred	690	723

Paid related to:
Current year	(22)	(22)
Prior years	(546)	(533)

Total paid	(568)	(555)

Balance at December 31	$4,544	$4,422

Changes in reserves for incurred claims related to prior years are generally the result of differences between assumed claim experience at the time reserves were originally estimated and subsequent actual claim experience.

Active life reserves for disability policies issued prior to 1987 are based on the net level premium method, using the 1964 Commissioner’s Disability Table for morbidity with valuation interest rates ranging from 3.00% to 4.00%. Active life reserves for disability policies issued since 1987 are based primarily on the two-year preliminary term method using the 1985 CIDA for morbidity. Policies issued between 1987 and 2012 utilized a valuation interest rate of 4.00% while those issued after 2012 utilized a valuation interest rate of 3.50%. Active life reserves are mean reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for policies issued after 2000.

Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience. For policies issued prior to March 2002, reserves are based on a 4.00% valuation interest rate and total terminations based on the 1983 Individual Annuity Mortality table without lapses. For policies issued since March 2002, minimum reserves are based on valuation interest rates ranging from 3.50% to 4.50% and total terminations based on the 1994 Group Annuity Mortality table with lapses. For March 2002 through September 2010 issues, a separate calculation is performed using valuation interest rates ranging from 4.87% to 5.60% and assuming no lapses. Reserves from the separate calculation are compared in the aggregate to the minimum reserves as calculated above and the greater of the two is reported.

For valuations prior to 2012, the Company utilized the 1983 Individual Annuity Mortality table, the 1983 Group Annuity Mortality table, or the 1994 Group Annuity Mortality table for the calculation of minimum reserves for policies. At January 1, 2012, use of the 1983 Group Annuity Mortality table to calculate minimum reserves for policies issued from March 2002 through 2004 was replaced with a calculation using only the 1994 Group Annuity Mortality table and

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

assumptions regarding interest rates and claim costs were adjusted to reflect more recent expectations. These changes in reserve valuation bases resulted in a $59 million increase in reserves that was reported as a direct decrease to surplus in the consolidated statements of changes in surplus for the year ended December 31, 2012.

Asset adequacy testing resulted in an additional increase in long-term care reserves of $100 million and $165 million for the years ended December 31, 2013 and 2012, respectively. The reserve increases are reported as net additions to policy benefit reserves in the consolidated statements of operations.

Deposit Funds

Deposit funds primarily represent reserves for supplementary annuity contracts without life contingencies and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a payment plan consisting of a series of scheduled payments. Prior to November 1, 2013, beneficiaries also could choose to receive their death benefit by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). As of that date, the Northwestern Access Fund was eliminated as an option for receiving death benefits. If the beneficiary does not affirmatively choose a payment plan, the proceeds are automatically paid to the beneficiary in a single lump sum. If the beneficiary chose a Northwestern Access Fund account (prior to November 1, 2013), the beneficiary received negotiable drafts that they can use to access the balance in this account at their discretion.

The total reserve liability for Northwestern Access Fund account balances held by the Company on behalf of beneficiaries was $695 million and $808 million at December 31, 2013 and 2012, respectively. Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments.

Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates. Northwestern Access Fund accounts were credited with interest at annual rates ranging from 0.01% to 3.50% during 2013 and 0.02% to 3.50% during 2012. The Company does not charge beneficiaries any fees to maintain a Northwestern Access Fund account. Fees may be assessed for special account services such as stop-payment requests, drafts returned for insufficient funds or wire transfers.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported as an asset in the consolidated statements of financial position.

Deferred and uncollected premiums at December 31, 2013 and 2012 were as follows:

	December 31, 2013		December 31, 2012
	Gross	Net	Gross	Net
	(in millions)

Ordinary new business	$224	$86	$221	$84
Ordinary renewal	2,278	1,861	2,112	1,727

Total deferred and uncollected premiums	$2,502	$1,947	$2,333	$1,811

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

7.	Separate Accounts

Separate account liabilities by withdrawal characteristic at December 31, 2013 and 2012 were as follows:

	Variable Life		Variable Annuities		Total
	December 31,
	2013	2012	2013	2012	2013	2012
	(in millions)
Subject to discretionary withdrawal	$6,009	$4,969	$15,009	$12,548	$21,018	$17,517
Not subject to discretionary withdrawal	-	-	4,174	3,771	4,174	3,771

Total separate account reserves	$6,009	$4,969	$19,183	$16,319	25,192	21,288

Non-policy liabilities					151	88

Total separate account liabilities					$25,343	$21,376

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (“GMDB”) underwritten by the Company. The maximum potential cost of these guarantees at December 31, 2013 and 2012 was $42 million and $62 million, respectively, which represents the aggregate difference between guaranteed values and otherwise available values for all variable products for which the guaranteed value was greater at the respective reporting dates. Because these benefits are only available upon the death of the annuitant or insured, reserves for these benefits are based upon NAIC-prescribed actuarial methods that take into account, among other factors, the likelihood of death based on standard mortality tables. General account reserves for policy benefits included $10 million and $20 million attributable to GMDB at December 31, 2013 and 2012, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.9 billion, $1.8 billion and $1.8 billion for the years ended December 31, 2013, 2012 and 2011, respectively. These amounts are reported as premiums in the consolidated statements of operations. The subsequent transfer of these premiums to the separate accounts is reported as transfers to separate accounts in the consolidated statements of operations, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Following are amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s Separate Account Annual Statement, which agree with the amounts reported as net transfers to separate accounts in the consolidated statements of operations for the years ended December 31, 2013, 2012 and 2011.

	For the years ended December 31,
	2013	2012	2011
	(in millions)
From Separate Account Annual Statement:
Transfers to separate accounts	$2,120	$1,982	$1,909
Transfers from separate accounts	(1,578)	(1,490)	(1,428)

Net transfers to separate accounts	$542	$492	$481

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (“ERISA”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company contributed $0 and $130 million to the qualified employee retirement plan during the years ended December 31, 2013 and 2012, respectively, and does not expect to make a contribution to the plan during 2014.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. The Company pays the entire cost of retiree life insurance coverage, while retirees pay premiums to offset a portion of the cost of the medical plan.

Benefit Plan Accounting Changes

Effective January 1, 2013, the Company adopted Statement of Statutory Accounting Principle No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 (“SSAP 92”) and Statement of Statutory Accounting Principle No. 102, Accounting for Pensions, A Replacement of SSAP No. 89 (“SSAP 102”). These new standards under the statutory basis of accounting require that estimates of projected benefit obligation (“PBO”) and accumulated benefit obligation (“ABO”) include future benefit obligations for non-vested participants. The new standards also require that the Company’s surplus, as reported in the consolidated statements of financial position, fully reflect any net liability related to the plans’ PBO, reduced by the fair value of any plan assets, including previously unrecognized net experience losses, prior service costs and initial net assets (“unrecognized items”).

The recognition of benefits for non-vested participants and unrecognized items, upon adoption of SSAPs 92 and 102, created additional net defined benefit pension and postretirement plan liabilities of $1,219 million and $477 million, respectively. However, SSAPs 92 and 102 permit the Company to recognize these liabilities (and the corresponding decrease in surplus) over a period of up to ten years, subject to minimum recognition requirements. The Company elected to use this surplus deferral option on January 1, 2013. The surplus deferral, subsequent to the

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

adoption of SSAPs 92 and 102 (i.e. transition liability), was $618 million. The table below summarizes the net pretax surplus impacts related to the adoption of these new accounting standards.

	Defined Benefit Plans	Postretirement Benefit Plans	Total
	(in millions)

Minimum surplus reduction recognized:

10% of calculated surplus impact	$149	$48	$197

Annual amortization of unrecognized items	797	-	797

Difference between unfunded ABO and accrued benefit cost	84	-	84

Surplus reduction recognized at adoption	1,030	48	1,078

Reversal of:

Additional minimum liability	73	-	73

Nonadmitted asset relating to funded plans	881	-	881

Net reduction to surplus at adoption	$76	$48	$124

Prior to the adoption of SSAPs 92 and 102, an additional minimum liability (“AML”) was required if a plan’s ABO exceeded plan assets or related financial statement liabilities. The AML is no longer required under the new accounting standards. The impact of this elimination was reported upon adoption of SSAPs 92 and 102. Any pension assets for funded plans are nonadmitted and are thereby excluded from assets and surplus in the consolidated statements of financial position. Pension assets that were nonadmitted prior to the adoption of SSAPs 92 and 102 were netted with the initial surplus impact upon adoption. The net reduction to surplus of $124 million was reported as a change in accounting principle in the consolidated statements of changes in surplus.

Benefit Plan Amendments

During January 2013, the Company’s Board of Trustees approved certain prospective amendments to defined pension benefits and postretirement benefits effective on January 1, 2014. These changes included an amendment of the benefit formula for the qualified employee defined benefit pension plan (and a related nonqualified employee defined benefit pension plan) to a cash balance formula. The accrued benefits for each participant under the final average pay formula as of December 31, 2013 were frozen and available to participants upon retirement. In addition, a second nonqualified employee defined benefit pension plan was terminated, with accrued benefits as of January 1, 2014 also available to eligible participants upon retirement. Beginning in 2014, the Company will award eligible participants with cash balance credits using a new cash balance formula, which is based on each participant’s age and years of service. Participants will also receive investment credits based on market interest rates and subject to a minimum crediting rate.

These board-approved amendments included a change to benefits provided to most participants of the employee postretirement medical plan that will limit the Company’s exposure to a maximum 3% annual medical inflation rate for benefits. Any annual increase in medical costs in excess of 3% will be passed on to the plan’s participants in the form of increased plan premiums beginning January 1, 2019. This amendment to the postretirement medical plan does not impact any plan participant age 65 or older on January 1, 2014. Postretirement medical plan changes also eliminated coverage under the plan for employees hired after December 31, 2013.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

During October 2013, the Company announced certain prospective amendments to the defined pension and postretirement benefits to be provided to financial representatives for service beginning on January 1, 2014. These changes included an amendment to pension benefits that eliminates cost of living adjustments to financial representatives enrolled in the plan after December 31, 2013. In addition, the postretirement medical plan for financial representatives was amended to limit the Company’s exposure to a maximum 3% annual medical inflation rate for benefits. Any annual increase in medical costs in excess of 3% will be passed on to participants in the form of increased plan premiums beginning January 1, 2019. This amendment to the postretirement medical plan does not impact any plan participant age 65 or older on January 1, 2014. Postretirement medical plan changes for financial representatives also eliminated coverage under the plan for financial representatives that enter into contracts with the Company after December 31, 2013.

In conjunction with the changes made to the Company’s defined benefit and postretirement benefit plans in 2013, an amendment to the employee contributory 401(k) plan was also approved that will increase the Company’s matching contribution from a maximum of 3% of participant’s pay to a maximum of 4% of participant’s pay. In addition, the definition of pay was expanded to included annual incentive pay in addition to base pay. These changes will begin January 1, 2014.

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2013 and 2012, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2013	2012	2013	2012
	(in millions)
Fair value of plan assets at January 1	$3,545	$3,084	$70	$67
Changes in plan assets:
Actual return on plan assets	453	411	9	9
Company contributions	-	130	-	-
Actual plan benefits paid	(85)	(80)	(5)	(6)

Fair value of plan assets at December 31	$3,913	$3,545	$74	$70

Plan assets consist of a share of a group annuity separate account (“GASA”) issued by the Company, which primarily invests in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. Assets are both actively and passively managed within GASA. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed for the sole benefit of the plans’ participants.

Asset allocation is viewed as a key determinant of return and assets are invested with a long-term perspective. Asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and, from time to time, to reposition the portfolio to express investment views based upon market opportunities and risks. Diversification, both by and within asset classes, is viewed as a primary risk control element. As such, assets are invested across various asset classes, sectors, industries, and geographies. The measurement date for plan assets is December 31, 2013 with the fair value of plan assets primarily based on quoted market prices.

The target asset allocations and the actual allocation of the plans’ investments on a fair value basis at December 31, 2013 and 2012 were as follows:

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

	2013		2012
	Target Allocation	Actual Allocation	Target Allocation	Actual Allocation
Bonds	50%	49%	34%	33%
Equity securities	49%	45%	65%	60%
Other investments	1%	6%	1%	7%

Total assets	100%	100%	100%	100%

At each of December 31, 2013 and 2012, other investments are comprised of cash and temporary investments.

Benefit Plan Obligations

Aggregate PBO’s of the defined benefit pension plans and postretirement benefit plans at December 31, 2013 and 2012, and changes in these obligations for the years then ended, were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2013	2012		2013	2012
			(in millions)
Projected benefit obligation at January 1	$4,295	$3,720		$537	$498
Plus: Non-vested liability	65	-		340	-

Adjusted projected benefit obligation at January 1	4,360	3,720		877	498

Changes in benefit obligation:
Service cost of benefits earned	166	131		27	38
Interest cost on projected obligations	161	166		30	21
Projected gross plan benefits paid	(105)	(97)		(24)	(24)
Projected Medicare Part D reimbursement	-	-		2	2
Experience (gains)/losses	(547)	375		(99)	2
Plan amendments	(372)	-		(126)	-

Projected benefit obligation at December 31	$3,663	$4,295		$687	$537

The PBO represents the actuarial net present value of estimated future benefit obligations. For defined benefit plans, PBO includes assumptions for future compensation increases for active participants. The ABO is similar to the PBO, but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans was $3.4 billion and $3.7 billion at December 31, 2013 and 2012, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2013, 2012 and 2011 and the net periodic benefit cost for the years then ended were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2013	2012	2011	2013	2012	2011
Projected benefit obligation:
Discount rate	5.00%	4.00%	4.50%	5.00%	4.00%	4.50%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%

Net periodic benefit cost:
Discount rate	4.00%	4.50%	5.75%	4.00%	4.50%	5.75%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	6.75%	7.50%	7.50%	6.75%	7.50%	7.50%

The expected long-term rate of return on plan assets is estimated by considering historical financial market performance, third-party capital market expectations, including those of the plans’ investment consultant, and the long-term target asset mix. The Company currently anticipates that a long-term rate of return assumption of 6.50% will be used in the calculation of net periodic benefit cost beginning in 2014.

The PBO for postretirement benefits at December 31, 2013 assumed an annual increase in future retiree medical costs of 6.5%, grading down to 5.0% over three years and remaining level thereafter. At December 31, 2012, the comparable assumption was for an annual increase in future retiree medical costs of 7.0% grading down to 5.0% over four years and remaining level thereafter. A greater increase in the assumed health care cost trend of 1.0% in each year would increase the accumulated postretirement benefit obligation at December 31, 2013 by $100 million and net periodic postretirement benefit expense for the year ended December 31, 2013 by $8 million. A decrease in the assumed health care cost trend of 1.0% in each year would reduce the accumulated postretirement benefit obligation as of December 31, 2013 and net periodic postretirement benefit expense for the year ended December 31, 2013 by the same amounts.

During 2010, the Patient Protection and Affordable Care Act (“PPACA”) and the Health Care and Education Reconciliation Act of 2010, which amended certain provisions of the PPACA, were enacted. The new laws created an excise tax beginning in 2018 on health plans that have an aggregate value to the participants greater than a threshold amount. Recent changes to the Company’s postretirement health plans are expected to keep the aggregate value of the plans below the excise tax threshold. The new laws also revoked the non-taxable status of the prescription drug subsidies offered to companies that maintain retiree health plans that are actuarially equivalent to the Medicare Part D benefit.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Benefit Plan Funded Status

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2013 and 2012:

	Defined		Postretirement
	Benefit Plans		Benefit Plans
	2013	2012	2013	2012
	(in millions)
Fair value of plan assets	$3,913	$3,545	$74	$70
Projected benefit obligation	3,663	4,295	687	537

Funded status	250	(750)	(613)	(467)

Unrecognized net experience losses	27	1,620	74	180
Unrecognized prior service costs/(credits)	4	1	106	(4)
Unrecognized initial net asset	-	(475)	-	-
Additional minimum liability	-	(73)	-	-
Nonadmitted asset	(947)	(920)	-	-

Financial statement liability	$(666)	$(597)	$(433)	$(291)

The PBO for defined benefit plans shown above included $698 million and $685 million related to nonqualified, unfunded plans at December 31, 2013 and 2012, respectively. In the aggregate, the fair value of qualified defined benefit plan assets represented 132% and 98% of the projected benefit obligations of qualified plans at December 31, 2013 and 2012, respectively.

Net experience gains or losses represent cumulative amounts by which actual plan experience for return on plan assets or growth in PBO have varied from related assumptions. Prior to the adoption of SSAPs 92 and 102, these differences accumulated without recognition in the Company’s financial statements unless they exceeded certain limits.

Prior service costs/(credits) represent the value of benefits granted or rescinded based on services rendered in prior periods. These costs/(credits) are recognized as components of net periodic benefit cost on a straight line basis over the anticipated future service period of the participants.

The initial net asset represents the amount by which the fair value of plan assets exceeded the PBO for funded pension plans upon the adoption of new statutory accounting guidance for defined benefit plans at January 1, 2001. Prior to the adoption of SSAPs 92 and 102, the Company elected not to record a direct increase to surplus for this excess, electing instead to amortize this initial net asset on a discretionary basis as a reduction of net periodic benefit cost until exhausted.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

SSAPs 92 and 102 require that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other in the consolidated statements of changes in surplus. Apart from the initial adoption impacts of SSAPs 92 and 102, aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the year ended December 31, 2013:

	Defined	Postretirement
	Benefit Plans	Benefit Plans	Total
	(in millions)
Changes in plan assets and benefit obligations recognized in surplus:
Net experience gains	$602	$17	$619
Prior service (costs)/credits	384	(75)	309
Initial net asset	4	-	4
Amounts amortized from surplus into net periodic benefit cost:
Net experience losses	$92	$5	$97
Prior service costs/(credits)	(11)	13	2
Initial net asset	(71)	-	(71)

Net experience gains primarily reflect the impacts of current year changes to plan assumptions (e.g., discount rate) that are applied to the calculation of PBO estimates. Total defined benefit pension and postretirement plan net experience gains/(losses) recognized in surplus but not yet amortized into net periodic benefit cost were $(745) million and $4 million at December 31, 2013, respectively.

The recognition of a prior service credit primarily reflects the impact of the various plan amendments adopted during 2013. Total defined benefit and postretirement plan prior service (costs)/credits recognized in surplus but not yet amortized into net periodic benefit cost were $311 million and $(91) million at December 31, 2013, respectively. The total initial net asset recognized in surplus but not yet amortized into net periodic benefit cost was $404 million at December 31, 2013.

Changes in plan funded status are limited by the nonadmission of net pension assets. Changes in plan assets and benefit obligations, subsequent to the adoption of SSAPs 92 and 102, resulted in a $942 million increase of net pension assets that were nonadmitted in surplus for the year ended December 31, 2013.

In certain circumstances, SSAPs 92 and 102 require additional recognition of the transition liability into surplus. During 2013, additional transition liabilities of $407 million were recorded as direct reductions to surplus in the consolidated statements of changes in surplus. The remaining transition liability was $211 million at December 31, 2013 and represents the total of all remaining unrecognized items. This liability is projected to be amortized as annual direct reductions to surplus of approximately $44 million to $56 million during 2014-2017. These projections may be revised based on future defined benefit pension and postretirement plan expenses and activity.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2013, 2012 and 2011 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2013	2012	2011	2013	2012	2011
	(in millions)
Components of net periodic benefit cost:
Service cost of benefits earned	$166	$131	$100	$27	$38	$26
Interest cost on projected obligations	161	166	164	30	21	23
Amortization of experience losses	92	88	28	5	6	4
Amortization of prior service costs/(credits)	(11)	-	-	13	-	-
Amortization of initial net asset	(71)	(40)	-	-	-	-
Curtailment and other	11	-	-	-	-	-
Expected return on plan assets	(239)	(230)	(222)	(4)	(5)	(5)

Net periodic benefit cost	$109	$115	$70	$71	$60	$48

The Company expects to amortize $24 million, $(14) million and $(23) million of defined benefit plan net experience losses, prior service credits and initial assets, respectively, into net periodic benefit cost during 2014. Postretirement plan net experience losses of $1 million and prior service costs of $12 million are also expected to be amortized into net periodic benefit cost during 2014.

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2014 through 2023 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans
	(in millions)
2014	$121	$24
2015	134	27
2016	148	31
2017	163	35
2018	180	39
2019-2023	1,233	257

Total	$1,979	$413

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company provides a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2013, 2012 and 2011, the Company expensed total contributions to these plans of $35 million, $33 million and $32 million, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding insurance coverage to various reinsurers. The Company retains a maximum of $35 million of individual life coverage and a maximum of $50 million of joint life coverage for any single mortality risk. The Company also participates in a life insurance catastrophic risk sharing pool.

The Company cedes 60% of the morbidity risk on group disability plans. The Company ceased reinsuring new individual disability policies in 1999 and new long-term care policies in 2002 but has maintained a portion of the reinsurance ceded on policies issued prior to those dates.

Amounts in the consolidated financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at December 31, 2013 and 2012 were reported net of ceded reserves of $1.7 billion and $1.6 billion, respectively.

The effects of reinsurance on premium revenue and benefit expense for the years ended December 31, 2013, 2012 and 2011 were as follows:

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Direct premium revenue	$17,481	$16,258	$15,457
Premiums ceded	(882)	(864)	(839)

Net premium revenue	$16,599	$15,394	$14,618

Direct benefit expense	$18,176	$16,958	$15,999
Benefits ceded	(667)	(603)	(495)

Net benefit expense	$17,509	$16,355	$15,504

In addition, the Company received $164 million, $166 million and $169 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2013, 2012 and 2011, respectively. These amounts are reported in other income in the consolidated statements of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2013 and 2012 that were considered by management to be uncollectible.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

10.	Income Taxes

The Company files a consolidated federal income tax return including the following subsidiaries:

Northwestern Mutual Investment Services, LLC	Northwestern Mutual Capital, LLC
NML Real Estate Holdings, LLC and subsidiaries	Bradford, Inc. and subsidiaries
NML Securities Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
Northwestern Mutual MU TLD Registry, LLC	NM GP Holdings, LLC and subsidiaries
Northwestern Mutual Wealth Management Company	NM Pebble Valley, LLC
NM Investment Holdings, LLC (including Frank Russell Company) Northwestern Mutual Registry, LLC	Northwestern Mutual Real Estate Investments, LLC

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

The components of current income tax expense in the consolidated statements of operations for the years ended December 31, 2013, 2012 and 2011 related to “ordinary” taxable income or loss were as follows:

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Tax payable on ordinary income	$80	$162	$99
Tax credits	(131)	(116)	(116)
Increase (decrease) in contingent tax liabilities	33	(9)	23

Total current tax expense (benefit)	$(18)	$37	$6

In addition to current income tax expense related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on “capital” gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax expense of $124 million, $171 million and $226 million was included in net IMR deferrals for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, net realized capital gains and losses as reported in the consolidated statements of operations included current tax expense of $179 million, $332 million and $252 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company’s taxable income can vary significantly from pretax income as reported in the consolidated statements of operations due to temporary and permanent differences in revenue recognition and expense deduction between the tax and statutory financial statement bases of reporting. The Company’s financial statement effective tax rates were 8%, 14% and 15% for the years ended December 31, 2013, 2012 and 2011, respectively.

The effective tax rate above is not the rate of tax applied to the Company’s federal taxable income or loss by the Internal Revenue Service (“IRS”). It is a financial statement relationship that represents the ratio between the sum of total tax expense or benefit incurred, including current tax expense or benefit on realized capital gains and losses and changes in deferred taxes not related to unrealized capital gains and losses on investments, to the sum of gain from operations before taxes

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

and pretax net realized capital gains or losses. These financial statement effective rates were different than the applicable federal income tax rate of 35% primarily due to net investment income eligible for dividends received deduction, changes in deferred tax assets related to nonadmitted assets, certain investment transactions, amortization of the IMR, leveraged leases, tax credits, pension contributions, tax losses of subsidiaries not eligible for refunds for prior year losses under intercompany tax-sharing agreements, interest accrued or released on contingent tax liabilities and changes in contingent tax liabilities for permanent items upon subsequent filing of tax returns.

The Company made payments to the IRS for federal income taxes of $526 million, $840 million and $460 million during the years ended December 31, 2013, 2012 and 2011, respectively. Total federal income taxes paid (including refunds or overpayments applied) for tax years 2013, 2012 and 2011 of $585 million, $842 million and $615 million, respectively, are available as of December 31, 2013 for refund claims in the event of future tax losses.

Federal income tax returns for 2007 and prior years are closed as to further assessment of tax. Income taxes payable in the consolidated statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”), at the respective reporting date.

Changes in contingent tax liabilities for the years ended December 31, 2013 and 2012 were as follows:

	2013	2012
	(in millions)
Balance at beginning of year	$434	$436
Change in accounting principle	-	7
Additions for tax positions of prior years	33	7
Reductions for tax positions of prior years	-	(16)

Balance at end of year	$467	$434

Included in contingent tax liabilities at December 31, 2013 and 2012 were $408 million and $392 million, respectively, of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred tax accounting for amounts other than interest, the timing of the ultimate deduction would not affect the effective tax rate in future periods. Also included in the December 31, 2013 balance are $22 million of tax positions for which the ultimate deductibility is not certain. The ultimate resolution of these tax positions could have an impact on the effective tax rate in future periods.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is only recorded if the Company believes that there is a greater than 50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Except for changes in accounting principle, changes in contingent tax liabilities are included in tax expense in the year that such determination is made by management.

The Company reports interest accrued or released related to contingent tax liabilities in current income tax expense. During the years ended December 31, 2013, 2012 and 2011, the Company

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

recognized $8 million, $(16) million and $16 million, respectively, of interest-related tax expense (benefit). Contingent tax liabilities included $37 million and $29 million for the payment of interest at December 31, 2013 and 2012, respectively.

Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus. The components of net deferred tax assets reported in the consolidated statements of financial position at December 31, 2013 and 2012 were as follows:

	December 31,
	2013	2012	Change
	(in millions)
Deferred tax assets:
Policy acquisition costs	$1,146	$1,094	$52
Investments	426	404	22
Policy benefit liabilities	2,099	1,947	152
Benefit plan obligations	679	598	81
Guaranty fund assessments	7	11	(4)
Other	93	95	(2)

Gross deferred tax assets	4,450	4,149	301
Nonadmitted deferred tax assets	(117)	(78)	(39)

Gross admitted deferred tax assets	4,333	4,071	262

Deferred tax liabilities:
Investments	926	780	146
Other	760	735	25

Gross deferred tax liabilities	1,686	1,515	171

Net deferred tax assets	$2,647	$2,556	$91

Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in unrealized capital gains and losses in the consolidated statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the consolidated statements of changes in surplus.

Gross deferred tax assets at December 31, 2013 and 2012 included $4.0 billion and $3.7 billion, respectively, related to temporary differences that were ordinary in nature and $0.4 billion and $0.4 billion, respectively, related to temporary differences that were capital in nature. Gross deferred tax liabilities at December 31, 2013 and 2012 included $0.8 billion and $0.7 billion, respectively, related to temporary differences that were ordinary in nature and $0.9 billion and $0.8 billion, respectively, related to temporary differences that were capital in nature. All gross deferred tax liabilities have been recognized at December 31, 2013 and 2012. The Company did not assume any benefit from future tax planning strategies in its valuation of gross deferred tax assets at either December 31, 2013 or 2012.

Effective January 1, 2012, the Company adopted Statement of Statutory Accounting Principles No.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

101 – Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 (“SSAP 101”). SSAP 101 changed the calculation of the limit for gross deferred tax assets that can be admitted to surplus. SSAP 101 extended the reversal period for temporary differences from one year to three years and increased the level-of-surplus limitation from 10% to 15% provided the insurer meets a minimum risk-based capital (“RBC”) level of 300% based on authorized control level RBC computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2013 and 2012 and expects to exceed this minimum during 2014. SSAP 101 also changed the recognition and measurement criteria for contingent tax liabilities. The adoption of SSAP 101 was reported as a change in accounting principle that resulted in a direct reduction in surplus of $15 million in the consolidated statements of changes in surplus for the year ended December 31, 2012. The adoption of SSAP 101 did not have a material impact on results of operations for the year ended December 31, 2012 compared to the year ended December 31, 2011.

Significant components of the calculation of net deferred tax assets at December 31, 2013 and 2012 were as follows (in millions):

	December 31, 2013			December 31, 2012			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$4,024	$426	$4,450	$3,745	$404	$4,149	$279	$22	$301
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-

Adjusted gross deferred tax assets	4,024	426	4,450	3,745	404	4,149	279	22	301
Deferred tax assets nonadmitted	117	-	117	78	-	78	39	-	39

Subtotal net admitted deferred tax asset	3,907	426	4,333	3,667	404	4,071	240	22	262
Deferred tax liabilities	760	926	1,686	735	780	1,515	25	146	171

Net admitted deferred tax asset/(liability)	$3,147	$(500)	$2,647	$2,932	$(376)	$2,556	$215	$(124)	$91

	December 31, 2013			December 31, 2012			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$2,029	$298	$2,327	$1,933	$235	$2,168	$96	$63	$159
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	902	-	902	737	-	737	165	-	165
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	976	128	1,104	997	169	1,166	(21)	(41)	(62)

Total deferred tax assets admitted as the result of application of SSAP No. 101	$3,907	$426	$4,333	$3,667	$404	$4,071	$240	$22	$262

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$902			$737			$165

b. Adjusted gross deferred tax assets allowed per limitation threshold			$2,211			$2,032			$179

Ratio percentage used to detemine recovery period and threshold limitation amount			1106%			1022%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$14,738			$13,546

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

11.	Frank Russell Company

The Company is the majority shareholder in Frank Russell Company (“Russell”), which provides investment products and services through 21 offices worldwide. During 2013, the Company contributed its holdings of Russell common stock to a wholly-owned, non-insurance subsidiary. The aggregate statement value of the contribution was $468 million. This transaction was accounted for at statement value at the time of the transfer and did not have a material impact on the Company’s financial statements for the year ended December 31, 2013. At each of December 31, 2013 and 2012, the Company owned 92.6% of Russell, either through its wholly-owned subsidiary or direct ownership by the Company.

The common stock investment in Russell is valued using a practice permitted by the OCI, based on the Company’s share of Russell’s audited GAAP-basis equity exclusive of any adjustment for unamortized acquisition goodwill in Russell’s GAAP-basis financial statements. Under Statement of Statutory Accounting Principle No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88 (“SSAP 97”), the statutory equity method valuation of the Russell investment would be required to be reduced by its share of Russell’s GAAP goodwill. If the Company had not received permission for this alternative accounting treatment, surplus as reported in the consolidated statements of financial position would have been lower by $795 million and $785 million at December 31, 2013 and 2012, respectively, and net income as reported in the consolidated statements of operations would have been lower by $10 million, $12 million and $13 million for the years ended December 31, 2013, 2012 and 2011, respectively. The Company estimates the fair value of its Russell common stock ownership to be $2.1 billion and $1.5 billion at December 31, 2013 and 2012, respectively.

The Company’s share of Russell’s operating results is accounted for under the statutory equity method. The Company’s share of Russell’s GAAP net income and other changes in Russell’s GAAP common equity are reported as a change in net unrealized capital gains and losses. If accumulated earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized capital gains are reversed. Russell distributed $69 million in common stock dividends to the Company’s wholly-owned subsidiary during the year ended December 31, 2013. This distribution remained undistributed to the Company at December 31, 2013 and was not included in net investment income for the year then ended. Russell distributed $23 million to the Company during each of the years ended December 31, 2012 and 2011.

During 2008, the Company purchased, at par, $350 million of perpetual senior preferred stock issued by Russell. The senior preferred stock is callable under certain conditions and pays preferred dividends at a rate of 8.00%. The Company earned $28 million in dividends on Russell senior preferred stock for each of the years ended December 31, 2013, 2012 and 2011.

During 2009 and 2010, the Company purchased, at par, a total of $621 million of junior preferred stock issued by Russell. The junior preferred stock, including detachable warrants, is callable under certain conditions and pays preferred dividends at a rate of 10.00%, payable semi-annually. Of this amount, $44 million of junior preferred stock and warrants remained outstanding at each of December 31, 2013 and 2012. The Company earned $4 million in dividends on Russell junior preferred stock for each of the years ended December 31, 2013, 2012 and 2011.

During 2011, Russell entered into a revolving line of credit for up to $250 million with an unaffiliated lender that was guaranteed by the Company. This line of credit replaced a similar agreement that had expired on April 30, 2011. During 2012, this revolving line of credit was

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

extended to December 1, 2013, and during 2013 was further extended to January 15, 2014. The Company recorded revenue of $1 million, $2 million and $2 million from Russell related to the guarantee of this credit facility during the years ended December 31, 2013, 2012 and 2011, respectively, which was included in net investment income in the consolidated statements of operations. Russell’s borrowings under these facilities were $102 million and $170 million at December 31, 2013 and 2012, respectively. See Note 12 for more information regarding the financial statement impact of guarantees and other commitments made by the Company.

The statement value of the Company’s various investments in securities issued by Russell at December 31, 2013 and 2012 were as follows:

	December 31,
	2013	2012
	(in millions)
Common stock	$418	$402
Senior preferred stock	350	350
Junior preferred stock	42	42
Warrants	2	2

Total	$812	$796

The common stock investment in Russell was reported as other investments at December 31, 2013 and common stock at December 31, 2012 in the consolidated statements of financial position.

12.	Contingencies and Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of affiliates (e.g., the guarantee of Russell’s line of credit) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If these affiliates or financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than one year to twenty-two years at December 31, 2013.

Effective December 31, 2011, the Company adopted Statement of Statutory Accounting Principles No. 5 – Revised, Liabilities, Contingencies and Impairments of Assets (“SSAP 5R”). SSAP 5R requires the Company to recognize a financial statement liability for the estimated fair value of these guarantees. The adoption of SSAP 5R was reported as a change in accounting principle and resulted in a $5 million direct reduction of surplus in the consolidated statements of changes in surplus for the year ended December 31, 2011. Prior to the adoption of SSAP 5R, the recognition of a financial statement liability was only required in circumstances where it was considered likely that performance under the guarantee would be required.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2013 and 2012, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on estimated fair value of the guarantees:

	December 31, 2013		December 31, 2012

Nature of guarantee	Maximum potential amount of future payments	Financial statement liability	Maximum potential amount of future payments	Financial statement liability
	(in millions)		(in millions)

Guarantees of future minimum compensation - financial representatives	$123	$2	$206	$3
Guarantees of operating leases - field offices	403	4	381	4
Guarantees of obligations of affiliates	102	-	175	-
Guarantees issued on behalf of wholly-owned subsidiaries	2	-	8	-

Total contingencies and guarantees	$630	$6	$770	$7

No payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense (in the case of guarantees to or on behalf of financial representatives) or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate, mortgage loans or other investments. These forward commitments aggregated to $4.8 billion at December 31, 2013 and were extended at market rates and terms.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. The status of these legal actions is actively monitored by management. If management believed, based on available information, that an adverse outcome upon resolution of a given legal action was probable and the amount of that adverse outcome was reasonably estimable, a loss would be recognized and a related liability recorded. No such liabilities were recorded by the Company at December 31, 2013 and 2012. Legal actions are subject to inherent uncertainties, and future events could change management’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of management that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2013.

13.	Surplus Notes

On March 26, 2010, the Company issued surplus notes (“notes”) with a principal balance of $1.75 billion, bearing interest at 6.063% and having a maturity date of March 30, 2040. The notes were issued at par and distributed pursuant to Rule 144A under the Securities Act of 1933, as amended. Interest on the notes is payable semi-annually on March 30 and September 30, subject to approval by the OCI. The statutory basis of accounting requires that the Company only recognize interest

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

expense on the notes when and to the extent that the OCI has approved the semi-annual interest payment. The Company recognized $106 million in interest expense on the notes for each of the years ended December 31, 2013, 2012 and 2011, which is reported as a reduction of net investment income in the consolidated statements of operations. Cumulative interest of $373 million has been paid on the notes through December 31, 2013.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. The notes do not repay principal prior to maturity and principal payment at maturity is subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder. The notes are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.25%.

No affiliates of the Company hold any portion of the notes. The notes are generally held of record at the Depositary Trust Company by bank custodians on behalf of investors. The largest holder of the notes was Nippon Life Insurance Company of Japan, which held $250 million in face amount of notes at each of December 31, 2013 and 2012.

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Principles No. 100, Fair Value Measurements (“SSAP 100”). For financial instruments included in the scope of SSAP 100, the statement value and fair value at December 31, 2013 and 2012 were as follows:

	December 31, 2013
			Quoted prices in	Significant	Significant
			active markets	observable	unobservable
	Statement	Fair	for identical assets	inputs	inputs
	Value	Value	(level 1)	(level 2)	(level 3)
	(in millions)
General account investment assets:
Bonds	$122,331	$127,028	$4,342	$119,059	$3,627
Mortgage loans	26,845	28,094	-	-	28,094
Policy loans	16,306	16,306	-	-	16,306
Common and preferred stocks	2,831	2,856	1,691	99	1,066
Derivative assets	186	263	-	263	-
Surplus note investments	127	158	-	158	-
Collateral loans	41	41	-	-	41
Cash and temporary investments	2,262	2,262	576	1,686	-
Separate account assets	25,343	25,343	23,115	1,843	385

General account liabilities:
Investment-type insurance reserves	$5,453	$5,106	$-	$-	$5,106
Liabilities for securities lending	725	725	-	725	-
Derivative liabilities	121	105	-	105	-
Separate account liabilities	25,343	25,343	23,115	1,843	385

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

	December 31, 2012
			Quoted prices in	Significant	Significant
			active markets	observable	unobservable
	Statement	Fair	for identical assets	inputs	inputs
	Value	Value	(level 1)	(level 2)	(level 3)
	(in millions)
General account investment assets:
Bonds	$114,524	$126,278	$5,624	$118,636	$2,018
Mortgage loans	24,346	26,589	-	-	26,589
Policy loans	15,789	15,789	-	-	15,789
Common and preferred stocks	3,431	3,464	2,175	229	1,060
Derivative assets	106	249	5	244	-
Surplus note investments	127	175	-	175	-
Collateral loans	42	42	-	-	42
Cash and temporary investments	2,393	2,393	274	2,119	-
Separate account assets	21,376	21,376	19,731	1,352	293

General account liabilities:
Investment-type insurance reserves	$5,481	$5,256	$-	$-	$5,256
Liabilities for securities lending	816	816	-	816	-
Derivative liabilities	123	84	-	84	-
Separate account liabilities	21,376	21,376	19,731	1,352	293

The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“level 1”). In absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“level 3”).

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

Bonds

Bonds classified as level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured securities, are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 more information regarding the Company’s investments in mortgage loans.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

Common and Preferred Stock

Common and preferred stocks classified as level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but which are not considered to be actively traded. Common and preferred stocks classified as level 3 are generally privately-placed with fair value based on internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Derivative Instruments

The Company’s derivative assets and liabilities generally represent those traded in over-the-counter (“OTC”) markets for which fair value is estimated using industry-standard models with market-observable inputs such as swap yield curves, London Interbank Offered Rate (“LIBOR”) basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads.

Cash and Temporary Investments

Cash and temporary investments include cash deposit balances, money market funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is based primarily on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships which the Company considers to approximate fair value.

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100 are limited to “investment-type” products such as fixed-rate annuity policies, supplementary contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Securities Lending Liabilities

See Note 3 for information regarding securities lending activity, for which the Company considers the amortized cost basis of the liability to return collateral to approximate fair value.

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the consolidated statements of financial position at December 31, 2013 and 2012.

	December 31, 2013
	Quoted prices in	Significant	Significant
	active markets	observable	unobservable
	for identical assets	inputs	inputs
	(level 1)	(level 2)	(level 3)	Total
	(in millions)
General account:
Common and preferred stocks	$1,691	$-	$606	$2,297
Bonds	-	24	7	31
Derivative assets at fair value	-	151	-	151
Derivative liabilities at fair value	-	(45)	-	(45)

Total general account	$1,691	$130	$613	$2,434

Separate accounts:
Mutual fund investments	21,248	-	-	21,248
Other benefit plan assets/liabilities	91	14	3	108
Pension and postretirement assets:
Bonds	234	1,678	74	1,986
Common and preferred stock	1,534	6	30	1,570
Cash and short term securities	15	133	-	148
Other assets/liabilities	(7)	12	278	283

Subtotal pension and postretirement assets	1,776	1,829	382	3,987

Total separate accounts	$23,115	$1,843	$385	$25,343

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

	December 31, 2012
	Quoted prices in	Significant	Significant
	active markets	observable	unobservable
	for identical assets	inputs	inputs
	(level 1)	(level 2)	(level 3)	Total
	(in millions)

General account:
Common and preferred stocks	$2,175	$53	$609	$2,837
Bonds	-	141	67	208
Derivative assets at fair value	5	71	-	76
Derivative liabilities at fair value	-	(23)	-	(23)

Total general account	$2,180	$242	$676	$3,098

Separate accounts:
Mutual fund investments	17,727	-	-	17,727
Other benefit plan assets/liabilities	21	10	3	34
Pension and postretirement assets:
Bonds	100	1,049	28	1,177
Common and preferred stock	1,873	12	16	1,901
Cash and short term securities	15	271	-	286
Other assets/liabilities	(5)	10	246	251

Subtotal pension and postretirement assets	1,983	1,342	290	3,615

Total separate accounts	$19,731	$1,352	$293	$21,376

The Company may reclassify assets reported at fair value between levels of the SSAP 100 fair value hierarchy if appropriate based on changes in the quality of valuation inputs available during a reporting period. There were no material asset transfers between Level 1 and Level 2 or between Level 2 and Level 3 during the years ended December 31, 2013 or 2012.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

The following tables summarize the changes in fair value of level 3 financial instruments for the years ended December 31, 2013 and 2012.

				Separate account pension and postretirement
For the year ended December 31, 2013	General account common and preferred stock	General account bonds	Separate account other benefit plan assets	Bonds	Common and preferred stocks	Other assets/liabilties	Total
	(in millions)
Fair value, beginning of period	$609	$67	$3	$28	$16	$246	$969
Realized gains/(losses)	40	(2)	-	-	-	10	48
Unrealized gains/(losses)	45	29	-	1	5	26	106
Issuances	-	-	-	-	-	-	-
Purchases	42	-	-	16	7	44	109
Sales	(74)	(24)	-	(3)	-	(48)	(149)
Settlements	(64)	(63)	-	(7)	-	-	(134)
Net discount/premium	-	-	-	-	-	-	-
Transfers into Level 3	18	5	-	43	2	-	68
Transfers out of Level 3	(10)	(5)	-	(4)	-	-	(19)

Fair value, end of period	$606	$7	$3	$74	$30	$278	$998

				Separate account pension and postretirement
For the year ended December 31, 2012	General account common and preferred stock	General account bonds	Separate account other benefit plan assets	Bonds	Common and preferred stocks	Other assets/ liabilties	Total
	(in millions)
Fair value, beginning of period	$602	$71	$2	$-	$15	$213	$903
Realized gains/(losses)	16	(48)	-	-	-	18	(14)
Unrealized gains/(losses)	46	54	1	4	2	15	122
Issuances	-	-	-	-	-	-	-
Purchases	33	-	-	8	2	53	96
Sales	(53)	-	-	-	(1)	(53)	(107)
Settlements	(7)	(2)	-	-	(1)	-	(10)
Net discount/premium	-	-	-	-	-	-	-
Transfers into Level 3	4	1	-	16	-	-	21
Transfers out of Level 3	(32)	(9)	-	-	(1)	-	(42)

Fair value, end of period	$609	$67	$3	$28	$16	$246	$969

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

The estimated fair values of level 3 financial instruments are sensitive to changes in significant unobservable inputs. The following table presents certain quantitative information about the unobservable inputs used to estimate fair value measurement for general account bonds and privately-placed common and preferred stocks classified as level 3 financial instruments at December 31, 2013.

	Fair value (in millions)	Valuation techniques	Significant unobservable inputs	Range		Weighted average

Bonds	$81	Broker quotes	Quoted prices [1]	63.00	99.87	82.32
		Discounted cash flows	Credit spreads [2]	156.00	1,311.40	798.73

Common and preferred stocks	$636	Sponsor valuations	EBITDA multiples	4.15 X	12.72 X	8.50 X
		Market comparables	EBITDA multiples	1.67 X	26.67 X	9.23 X
		Market comparables	Book Value multiples	0.74 X	1.96 X	1.17 X

1 - Presented as a price per hundred dollars of par

2 - Presented in basis points

Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free market interest rate (i.e., U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the estimated fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur as credit spread adjustments increase.

Level 3 privately-placed common and preferred stocks are valued using a market comparables approach. This valuation methodology relies on the use of multiples that are based on industry specific comparable companies. Multiples are derived from the relationship of an entity’s estimated fair value to its book value or earnings before interest, taxes, depreciation and amortization (“EBITDA”). EBITDA normalizes for company specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the estimated fair value of the investment. The opposite impact would occur for a decrease in the multiple.

Independent Auditor’s Report

To the Board of Trustees and Policyowners of

  The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statutory financial statements of The Northwestern Mutual Life Insurance Company and its subsidiary (the “Company), which are comprised of the consolidated statutory statements of financial position as of December 31, 2013 and 2012, and the related consolidated statutory statements of operations, and of changes in surplus, and of cash flows for each of the three years ended December 31, 2013.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the consolidated financial statements, the consolidated financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the consolidated financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the consolidated financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2013 and 2012, or the results of their operations or their cash flows for each of the three years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years then ended, in accordance with the accounting practices prescribed or permitted by the Office of the Insurance Commissioner of the State of Wisconsin described in Note 1.

Emphasis of Matter

As discussed in Note 8 to the consolidated financial statements, the Company has changed its method of accounting for pension and postretirement benefits in 2013. Our opinion is not modified with respect to this matter.

February 21, 2014

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

(1)	NML Variable Annuity Account A

Included in the Statement of Additional Information are:

Statements of Assets and Liabilities as of the end of the most recent fiscal year

Statements of Operations as of the end of the most recent fiscal year

Statements of Changes in Net Assets for each of the two most recent fiscal years

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	The Northwestern Mutual Life Insurance Company

Included in the Statement of Additional Information are:

Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years

Consolidated Statement of Operations for each of the three most recent fiscal years

Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years

Consolidated Statement of Cash Flows for each of the most recent three fiscal years

Notes to Consolidated Statutory Financial Statements

Report of Independent Registered Public Accounting Firm

(b)	Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account A Operating Authority, authorizing registration as an Investment Company; and approval of Fee-Based Variable Annuity Contract	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 12 for NML Variable Annuity Account A, File No. 333-72913, filed on February 16, 2006
(b)(1)(b)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of “NML Variable Annuity Account A” and “NML Variable Annuity Account B”	Exhibit 99(b) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-22455, filed on February 27, 1997
(b)(3)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(4)(a)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.A. FR. (0805)	Exhibit (b)(4)(a) to Form N-4 Post-Effective Amendment No. 11 for NML Variable Annuity Account A, File No. 333-72913, filed on August 19, 2005
(b)(4)(a)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.A. BK. (0805)	Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 11 for NML Variable Annuity Account A, File No. 333-72913, filed on August 19, 2005
(b)(4)(b)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.A. FR. (0704), including Contract amendment (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account A, File No. 333-72913, filed on April 29, 2004
(b)(4)(b)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.A. BK. (0704), including Contract amendment (sex neutral)	Exhibit B(4)(a)(1) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account A, File No. 333-72913, filed on April 29, 2004
(b)(4)(b)(3)	Variable Annuity front-load and back-load Contract, RR.V.A. FR. (0704) and RR.V.A.BK. (0704) Payment Rate Tables (sex distinct)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account A, File No. 333-72913, filed on April 29, 2004

(b)(4)(c)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.A. FR. (0803), including Contract amendment (sex neutral)	Exhibit 10.1 to Form 10-K for the fiscal year ended December 31, 2003 of The Northwestern Mutual Life Insurance Company, dated March 24, 2004
(b)(4)(c)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.A. BK. (0803), including Contract amendment (sex neutral)	Exhibit 10.2 to Form 10-K for the fiscal year ended December 31, 2003 of The Northwestern Mutual Life Insurance Company, dated March 24, 2004
(b)(4)(c)(3)	Amendment of Annuity Contract to Qualify as Former Pension Annuity for Front and Back Loan Contracts (FORPEN.AMDT.(0103))	Exhibit (b)(4)(c)(3) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006
(b)(4)(c)(4)	Variable Annuity front-load and back-load Contract, RR.V.A. FR. (0803) and RR.V.A.BK. (0803) Payment Rate Tables (sex distinct)	Exhibit 10.3 to Form 10-K for the fiscal year ended December 31, 2003 of The Northwestern Mutual Life Insurance Company, dated March 24, 2004
(b)(4)(c)(5)	Enhanced Death Benefit Rider for front-load and back-load Contracts, VA.EDB.(0803)	Exhibit B(4)(c) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account A, File No. 333-72913, filed on April 29, 2004
(b)(4)(d)(1)	Flexible Payment Variable Annuity front-load Contract, RR.V.A. (032000) (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-72913, filed on January 27, 2000
(b)(4)(d)(2)	Flexible Payment Variable Annuity back-load Contract, RR.V.A. (032000) (sex neutral)	Exhibit B(4)(a)(1) Form N-4 Post-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-72913, filed on January 27, 2000
(b)(4)(d)(3)	Variable Annuity front-load and back-load Contract Payment Rate Tables, RR.V.A.B (032000), (sex distinct)	Exhibit B(4)(b) Form N-4 Post-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-72913, filed on January 27, 2000
(b)(4)(d)(4)	Enhanced Death Benefit for front-load and back-load Contracts, VA. EDB. (032000)	Exhibit B(4)(c) Form N-4 Post-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-72913, filed on January 27, 2000
(b)(4)(d)(5)	Waiver of Withdrawal Charge Rider for back-load Contract, VA.WWC.(032000)	Exhibit B(4)(d) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account A, File No. 333-72913, filed on April 29, 2004
(b)(4)(e)(1)

Form of Variable Annuity front-load Contract, QQV.ACCT.A (sex neutral). Referenced to Exhibit (b) 4-1 filed with Form N-4 Post-Effective Amendment No. 3 for NML Variable Annuity Account A, File No.

33-58476 on November 21, 1994

Exhibit (b)(4)(e)(1) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006
(b)(4)(e)(2)

Form of Variable Annuity back-load Contract, QQV.ACCT.A (sex neutral). Referenced to Exhibit (b) 4-2 filed with Form N-4 Post-Effective Amendment No. 3 for NML Variable Annuity Account A, File No.

33-58476 on November 21, 1994

Exhibit (b)(4)(e)(2) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006
(b)(4)(e)(3)

Form of Variable Annuity front-load and back-load Contract Payment Rate Tables, QQV.ACCT.A.B (sex distinct). Referenced to Exhibit (b) 4-3 filed with

Form N-4 Post-Effective Amendment No. 3 for NML Variable Annuity Account A, File No. 33-58476 on November 21, 1994

Exhibit (b)(4)(e)(3) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006
(b)(4)(f)(1)	Specimen Copy of Deferred Variable Annuity Contract, LL V 1 A. Referenced to Exhibit 4.1 filed with Form S-1 Post-Effective Amendment No. 6 for NML Variable Annuity Account A, File No. 2-64683	Exhibit (b)(4)(f)(1) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006
(b)(4)(f)(2)	Specimen Copy of Immediate Variable Annuity Contract, LL V 2 A. Referenced to Exhibit 4.2 filed with Form S-1 Post-Effective Amendment No. 6 for NML Variable Annuity Account A, File No. 2-64683	Exhibit (b)(4)(f)(2) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006

(b)(4)(g)	Variable Annuity Contract for use after June 30, 1969, JJ V-1A. Referenced to Exhibit 4 filed with Form S-1 Post-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 2-28727 on April 1, 1969	Exhibit (b)(4)(g) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006
(b)(5)	Form of Application for front-load and back-load Contracts (0805), with Owner Identity Verification (0104) and Variable Annuity Suitability Supplement (0805)	Exhibit (b)(5) to Form N-4 Post-Effective Amendment No. 11 for NML Variable Annuity Account A, File No. 333-72913, filed on August 19, 2005
(b)(4)(h)(1)	Flexible Payment Deferred Variable Annuity – Account A front-load Contract, ICC12.RR.VA.AFR. (0313)	Filed herewith
(b)(4)(h)(2)	Flexible Payment Deferred Variable Annuity – Account A back-load Contract, ICC12.RR.VA.ABK. (0313)	Filed herewith
(b)(4)(h)(3)	Enhanced Death Benefit for front-load and back-load Contracts, ICC12.VA.EDB. (0313)	Filed herewith
(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	EX-99.B1 to Form N-4 Post-Effective Amendment No. 6 for NML Variable Annuity Account A, File No. 33-58476, filed on November 13, 1995
(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 6 for NML Variable Annuity Account A, File No. 333-72913, filed on February 28, 2003
(b)(8)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(a)(2)	Amendment No. 1 dated August 7, 2000 to the Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(8)(a)(3)	Amendment No. 2 dated October 13, 2006 to Participation Agreements dated March 16, 1999 and August 7, 2000, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(a)(4)	Amendment No. 3 dated August 29, 2007 to Participation Agreements dated March 16, 1999, August 7, 2000, and October 13, 2006, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (b)(8)(a)(4) to Form N-4 Post-Effective Amendment No. 26 for NML Variable Annuity Account A, File No. 333-72913, filed on April 24, 2013
(b)(8)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(b)(2)	Amendment No. 1 dated October 18, 2006 to Participation Agreement dated May 1, 2003, by and among The Northwestern Mutual Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006

(b)(8)(c)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 24, for NML Variable Annuity Account A, File No. 333-72913, filed on April 25, 2012
(b)(8)(d)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(d) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(b)(8)(e)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(f)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(f)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(g)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-133380, filed on April 20, 2007
(b)(8)(h)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-133380, filed on April 20, 2007
(b)(8)(i)	Form of Amendment to Participation Agreement Regarding Rule 498	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(b)(8)(j)	Power of Attorney	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(b)(8)(k)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 18 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(b)(9)	Opinion and Consent of Raymond J. Manista, Esq. dated April 28, 2014	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 28, 2014	Filed herewith

Item 25. Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of April 1, 2014

Name	Address
John N. Balboni	Senior Vice President & CIO International Paper 6400 Poplar Avenue Memphis, TN 38197

David J. Drury	Owner & CEO Poblocki Sign Company LLC 922 South 70th Street Milwaukee, WI 53214

Connie K. Duckworth	President & Chairman of the Board ARZU 77 Stone Gate Lane Lake Forest, IL 60045

James P. Hackett	President & CEO Steelcase, Inc. 901 - 44th Street Grand Rapids, MI 49508

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

Hans Helmerich	President & CEO Helmerich & Payne, Inc. 1437 S. Boulder Avenue Tulsa, OK 74119-3609

Dale E. Jones	Vice Chairman Heidrick & Struggles 2001 Pennsylvania Avenue, NW Suite 800 Washington, DC 20006

Margery Kraus	President & CEO APCO Worldwide 700 12th Street, NW Suite 800 Washington, DC 20005

David J. Lubar	President Lubar & Co. 700 N. Water Street Suite 1200 Milwaukee, WI 53202

Ulice Payne, Jr.	President & CEO Addison-Clifton, LLC 13555 Bishops Court Suite 245 Brookfield, WI 53005

John E. Schlifske	Chairman, President, & CEO Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Mary Ellen Stanek	Managing Director & Chief Investment Officer Baird Advisors Robert W. Baird & Co. President-Baird Funds Inc. 777 E. Wisconsin Avenue 21st Floor Milwaukee, WI 53202

Timothy W. Sullivan	Former President & CEO Bucyrus International, Inc. 5270 N. Lake Drive Whitefish Bay, WI 53217

S. Scott Voynich	Managing Partner Robinson, Grimes & Company, PC 5637 Whitesville Road (31904) P. O. Box 4299 (31914) Columbus, GA

Ralph A. Weber	Founding Member Gass, Weber, Mullins, LLC 309 North Water Street Suite 700 Milwaukee, WI 53202

Barry L. Williams	Retired Managing General Partner Williams Pacific Ventures, Inc. 4 Embarcadero Center, Suite 3700 San Francisco, CA 94111

Benjamin F. Wilson	Managing Principal Beveridge & Diamond, P.C. 1350 I Street, NW Suite 700 Washington, DC 20005

Edward J. Zore	Retired Chairman Northwestern Mutual 777 E. Wisconsin Suite 3005 Milwaukee, WI 53202

EXECUTIVE OFFICERS – As of April 1, 2014

John E. Schlifske	Chairman, President, & Chief Executive Officer
Sandra L. Botcher	Vice President (Disability Income)
Michael G. Carter	Executive Vice President & Chief Financial Officer
Eric P. Christophersen	Vice President (Wealth Management)
David D. Clark	Senior Vice President (Real Estate)
Joann M. Eisenhart	Senior Vice President (Human Resources)
Christina H. Fiasca	Vice President (Product Finance)
Timothy J. Gerend	Vice President (Agencies)
Kimberley Goode	Vice President (Communications & Corporate Affairs)
Karl G. Gouverneur	Vice President & Chief Technology Officer
John M. Grogan	Senior Vice President (Planning & Sales)
Thomas C. Guay	Vice President (Field Rewards)
Gary M. Hewitt	Vice President (Investment Risk Management)
Ronald P. Joelson	Executive Vice President & Chief Investment Officer
Todd M. Jones	Vice President & Chief Risk Officer
J. Chris Kelly	Vice President & Controller
John L. Kordsmeier	Vice President (Strategic Philanthropy & Community Relations)
Jeffrey J. Lueken	Senior Vice President (Securities)
Raymond J. Manista	Senior Vice President, General Counsel & Secretary
Steven C. Mannebach	Vice President (Field Growth & Development)
Christian W. Mitchell	Vice President (Corporate Planning)
Gregory C. Oberland	Executive Vice President (Products, Sales & Marketing)

Kathleen A. Oman	Vice President (Special Projects)
Steven M. Radke	Vice President (Government Relations)
David R. Remstad	Senior Vice President & Chief Actuary
Bethany M. Rodenhuis	Senior Vice President (Field Strategy & Services)
Tammy M. Roou	Vice President (Enterprise Risk Assurance)
Timothy G. Schaefer	Executive Vice President (Operations & Technology)
Calvin R. Schmidt	Senior Vice President (Integrated Customer Operations)
Sarah R. Schneider	Vice President (New Business)
Todd M. Schoon	Executive Vice President (Agencies)
Sarah E. Schott	Vice President (Compliance/Best Practices)
David W. Simbro	Senior Vice President (Life & Annuity Product)
Steve P. Sperka	Vice President (Long Term Care)
Conrad C. York	Vice President (Marketing)
Todd O. Zinkgraf	Vice President (Enterprise Solutions)

OTHER OFFICERS – As of December 1, 2013

Employee	Title

Lisa C. Gandrud	Senior Actuary
Gregory A. Gurlik	Senior Actuary
Jason T. Klawonn	VP-Actuary
James R. Lodermeier	VP-Actuary
Ted A. Matchulat	Director Product Compliance
Deborah A. Schultz	Senior Actuary
Chris G. Trost	Senior Actuary
P. Andrew Ware	VP-Actuary

Mark S. Bishop	Regional VP-Field Supervision
Somayajulu Durvasula	Regional VP-Field Supervision
Mark J. Gmach	Regional VP-Field Supervision
Laila V. Hick	VP-Agency Development
Timothy Nelson	Regional VP
Daniel J. O’Meara	VP-Agency Development
Paul J. Steffen	VP-Agency Development

Anne A. Frigo	Director-Insurance Product Compliance
Ricky J. Frank	Director-Systems
Robert J. Johnson	Director-Compliance
Gregory S. Leslie	Director-Variable Product Compliance
James M. Makowski	Director-Compliance

Kevin J. Abitz	Director-Corporate Reporting
Jason T. Anderson	Asst. Director-Tax
Barbara E. Courtney	Director-Mutual Fund Accounting
Walter M. Givler	VP-Accounting Policy
Michelle A. Hinze	Director-Accounting Operations
Todd C. Kuzminski	Director-Investment Accounting
K. David Nunley	VP-Tax
David E. Willert	Director-Federal Tax

Rick T. Zehner	VP-Research & Special Projects

Mark McNulty	Director-Field Distribution Policies & Administration
Daniel A. Riedl	VP-Field Distribution Policies & Administration
Jeffrey P. Schloemer	Director-Field Supervision

Cynthia A. Criss	Director-Field Recruitment
David A. Eurich	Director-Field Training

Employee	Title
Sarah L. N. Koenig	Director-Horizontal Growth
Arleen J. Llewellyn	Director-FR Engagement & Succession
Michael E. Pritzl	VP-Leadership Development

Lisa A. Cadotte	Director-Field System Financial Management
Robyn S. Cornelius	Director-Distribution Planning
Michael R. Fasciotti	Director-Field Real Estate
Virginia E. Riesing	Director-Field Financial Consulting
Richard P. Snyder	Director-Field Compensation

Brenda J. Antkowski	Director-Network Office Operations
Meg E. Jansky	VP-Field Services & Support
Kevin J. Konopa	Director-Client Management
Joanne M. Migliaccio	Director-Field Services & Support
David J. Writz	Director-Field Technology

Karen A. Molloy	VP-Treasurer

Pency P. Byhardt	Vice President Annuity Operations
Don P. Gehrke	Director-Retail Investment Operations
Dennis P. Goyette	Director-Annuity Customer Service
Linda A. Schaefer	Director-Document Shared Services
Lori A. Torner	Director-Retail Investment Operations

R. David Ells	VP-Investment Strategy

Karla J. Adams	Director-Investment Risk Management
James A. Brewer	Director-Investment Planning
David A. Escamilla	Director-Investment Information
Donald Forecki	Director-Investment Operations, Asst. Secretary
Michael S. Treptow	Director-Investment Performance Management

Mark J. Backe	VP-Insurance & Operations Counsel
Joanne M. Breese-Jaeck	Asst. General Counsel & Asst. Secretary
Christopher W. Brownell	Asst. General Counsel & Asst. Secretary
Michael S. Bula	Asst. General Counsel & Asst. Secretary
Thomas B. Christenson	Asst. General Counsel & Asst. Secretary
Michael J. Conmey	Asst. General Counsel & Asst. Secretary
Mark S. Diestelmeier	Asst. General Counsel & Asst. Secretary
John E. Dunn	VP & Investment Products & Services Counsel
James R. Eben	Asst. General Counsel & Asst. Secretary
Bradley L. Eull	Asst. General Counsel & Asst. Secretary
Chad E. Fickett	Asst. General Counsel & Asst. Secretary
James C. Frasher	Asst. General Counsel & Asst. Secretary
Sheila M. Gavin	Asst. General Counsel & Asst. Secretary
Chris K. Gawart	Asst. General Counsel & Asst. Secretary
Matthew D. Heinke	Asst. General Counsel & Asst. Secretary
James A. Koelbl	Asst. General Counsel & Asst. Secretary
Steven J. LaFore	Asst. General Counsel & Asst. Secretary
Lisa A. Leister	Asst. General Counsel & Asst. Secretary
Michael J. Mazza	Asst. General Counsel & Asst. Secretary
Lesli H. McLinden	Asst. General Counsel & Asst. Secretary
Lisa A. Parrington	Asst. General Counsel & Asst. Secretary
Randy M. Pavlick	Asst. General Counsel & Asst. Secretary
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary
Zhibin Ren	Asst. General Counsel & Asst. Secretary
Peter K. Richardson	Asst. General Counsel & Asst. Secretary

Employee	Title
Monica Riederer	Asst. General Counsel & Asst. Secretary
Kathleen H. Schluter	VP & Tax Counsel
Rodd Schneider	VP & Litigation and Distribution Counsel
Paul W. Scott	Asst. General Counsel & Asst. Secretary
Mark W. Smith	Assoc. General Counsel & Asst. Secretary
John M. Thompson	Asst. General Counsel & Asst. Secretary
John W. Warren	Asst. General Counsel & Asst. Secretary
Terry R. Young	Asst. General Counsel & Asst. Secretary

Gregory A. Jaeck	Director-Annuity & Income Markets
Jason R. Handal	VP-Advanced Markets
Todd L. Laszewski	Director-Life Product Development
William Brian Henning	Director-Competitive Intelligence
Jane Ann Schiltz	Director-LP Planning & Project Support

Thomas R. Anderson	Director-Integrated Planning
Rebekah B. Barsch	VP-Market Strategy & Training
Kenneth P. Elbert	Director-Advanced Planning
Daniel R. Finn	Director-Advanced Planning
Stephen J. Frankl	Regional Sales Director-East
William F. Grady, IV	Director-Advanced Planning
Patrick J. Horning	Director-Advanced Planning
Amy Kiiskila	Director-Advanced Planning
Shawn P. Mauser	Regional Sales Director-South
John E. Muth	Director-Advanced Planning
Jeff Niehaus	Director-Business Retirement Markets
John K. O’Meara	Director-Advanced Planning
Brent A. Ritchey	Director-Advanced Planning
David G. Stoeffel	Vice President
William H. Taylor	VP-Financial Planning & Sales Support
Janine L. Wagner	Planning & Product Insurance Consultation
Stephanie Wilcox	Planning & Sales Admin/Integration
Brian D. Wilson	Regional Sales Director-Central
John K. Wilson	Regional Sales Director-West
Stanford A. Wynn	Director-Advanced Planning

Carrie L. Bleck	Director-Policyowner Services
Travis T. Piotrowski	VP-Policyowner Services
Sandra K. Scott	Director-Life Benefits
Carol A. Stilwell	Director-Policyowner Services
Natalie J. Versnik	Director-Policyowner Services
Michael D. Zelinski	Director-Policyowner Services

Gerald E. Fradin	VP-WMC Investment Management
David B. Kennedy	VP-MWC Administration
Mark J. McLennon	VP-Investment Advisory Services

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of April 1, 2014 are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A

2.	NML Variable Annuity Account B
3.	NML Variable Annuity Account C
4.	Northwestern Mutual Variable Life Account
5.	Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. and Russell Investment Funds (the “Funds”), shown below as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2014)
Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Northwestern Mutual Capital, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Limited(2)	United Kingdom	100.00
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Real Estate Investments, LLC(2)	Delaware	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00
Frank Russell Company(3)	Washington	92.58

All Other Subsidiaries
100 East Wisconsin Avenue Joint Venture(2)	Wisconsin	100.00
31 Ogden, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
Arbor Lake Village Apartments Limited Liability Company(2)	Delaware	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford, Inc.(2)	Delaware	100.00
Brendan International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Burgundy, LLC(2)	Delaware	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Crosland Denver Highway 16, LLC(2)	North Carolina	100.00
Crosland Greens, LLC(2)	North Carolina	100.00
Fairfield West Deer Park LLC(2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Jacksonville Concourse II, LLC(2)	Delaware	100.00
Jacksonville Concourse III, LLC(2)	Delaware	100.00
Jacksonville Concourse, LLC(2)	Delaware	100.00
Juleen, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2014)
Justin International FSC, Inc.(2)	U.S. Virgin Islands	100.00
Klode, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Mitchell, Inc.(2)	Delaware	100.00
Model Portfolios, LLC(2)	Delaware	100.00
N.M. Albuquerque, Inc.(2)	New Mexico	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM F/X, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, Inc.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NML Clubs Associated, Inc.(2)	Wisconsin	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
North Charlotte Avenue Holdings, LLC(2)	Tennessee	100.00
North Van Buren, Inc.(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(4)	Maryland	100.00
NorthWoods Phase I, LLC	Delaware	100.00
NW Pipeline, Inc.(2)	Texas	100.00
Olive, Inc.(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Park Ridge Corporate Center, LLC(2)	Delaware	100.00
Piedmont Center, 1-4 LLC(2)	Delaware	100.00
Piedmont Center, 15 LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2014)
Plantation Oaks MHC-NM, LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Solar Resources, Inc.(2)	Wisconsin	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Ventura Lakes MHC-NM, LLC	Delaware	100.00
Walden OC, LLC(2)	Delaware	100.00
Warren Corporate Center, LLC(2)	Delaware	100.00
West Huron Joint Venture(2)	Washington	100.00
White Oaks, Inc.(2)	Delaware	100.00
Windwood Drive Ann Arbor, LLC(2)	Delaware	100.00

(1)

Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2013, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented. Excluded is the entire corporate structure under Frank Russell Company, which includes registered investment advisers and registered investment companies.

(2)	Subsidiary included in the consolidated financial statements.
(3)	Subsidiary files separate financial statements. The Subsidiary is held by Northwestern Mutual through NM Investment Holdings, LLC.
(4)

Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 27. Number of Contract Owners

As of March 31, 2014, 6,630 variable annuity contracts issued in connection with NML Variable Annuity Account A were outstanding. 5,399 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 1,531 such contracts were not so issued.

Item 28. Indemnification

(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:

B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 29. Principal Underwriters

(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account B (811-1668), the NML Variable Annuity Account C (811-21886), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).

(b) As of April 1, 2014, the directors and officers of NMIS are as follows:

Name	Position
Jason T. Anderson	Assistant Treasurer
Pency P. Byhardt	Vice President, Annuity Operations
Michael G. Carter	Director
Michael J. Conmey	Assistant Secretary
Linda C. Donahue	NMIS Anti-Money Laundering (AML) Officer
Bradley L. Eull	Secretary, NMIS
Christina H. Fiasca	Director, President and Chief Executive Officer
Don P. Gehrke	Director, Retail Investment Operations

Timothy J. Gerend	Vice President, Agencies
John M. Grogan	Director, Senior Vice President, Planning and Sales
Thomas C. Guay	Vice President, Field Rewards
Andrew E. Iggens	Assistant Treasurer
Jennifer W. Murphy	Director, NMIS Home Office Supervision/Administration
K. David Nunley	Assistant Treasurer
Jennifer O’Leary	Treasurer and Financial and Operations Principal
Gregory C. Oberland	Director
Travis T. Piotrowski	Vice President, Policyowner Services
Daniel A. Riedl	Vice President, Chief Operating Officer
Bethany M. Rodenhuis	Senior Vice President, Agencies Strategy and Services
Calvin R. Schmidt	Director, Senior Vice President, Integrated Operations
Sarah R. Schneider	Vice President, New Business
Todd M. Schoon	Director, Executive Vice President, Agencies
Sarah E. Schott	Vice President, Compliance/Best Practices
David W. Simbro	Senior Vice President, Life and Annuity Product
Todd W. Smasal	Director, Human Resources
David G. Stoeffel	Vice President, Planning and Sales
Kellen A. Thiel	Director, Investment Products
Jeffrey B. Williams	Vice President, NMIS Compliance, and Chief Compliance Officer

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) NMIS, the principal underwriter, received $1,508,544 of commissions and other compensation, directly or indirectly, from the Registrant during the last fiscal year.

Item 30. Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the prospectus.

(d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account A, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 28th day of April, 2014.

NML VARIABLE ANNUITY ACCOUNT A
(Registrant)

		By	THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Depositor)

Attest:	/s/ RAYMOND J. MANISTA		By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,			John E. Schlifske,
	General Counsel and Secretary			President and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 28th day of April, 2014.
THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Depositor)

Attest:	/s/ RAYMOND J. MANISTA		By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,			John E. Schlifske,
	General Counsel and Secretary			President and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

Chairman, Trustee and
/s/ JOHN E. SCHLIFSKE	Chief Executive Officer;
John E. Schlifske	Principal Executive Officer

/s/ MICHAEL G. CARTER	Chief Financial Officer and
Michael G. Carter	Principal Financial Officer

/s/ JOHN C. KELLY	Vice President and Controller;
John C. Kelly	Principal Accounting Officer

/s/ John N. Balboni*	Trustee
John N. Balboni

/s/ David J. Drury*	Trustee
David J. Drury

/s/ Connie K. Duckworth*	Trustee
Connie K. Duckworth

/s/ James P. Hackett*	Trustee
James P. Hackett

/s/ P. Russell Hardin*	Trustee
P. Russell Hardin

/s/ Hans Helmerich*	Trustee
Hans Helmerich

/s/ Dale E. Jones*	Trustee
Dale E. Jones

/s/ Margery Kraus*	Trustee
Margery Kraus

/s/ David J. Lubar*	Trustee
David J. Lubar

/s/ Ulice Payne, Jr.*	Trustee
Ulice Payne, Jr.

/s/ John E. Schlifske*	Trustee
John E. Schlifske

/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek

/s/ Timothy W. Sullivan*	Trustee
Timothy W. Sullivan

/s/ S. Scott Voynich*	Trustee
S. Scott Voynich

/s/ Ralph A. Weber*	Trustee
Ralph A. Weber

/s/ Barry L. Williams*	Trustee
Barry L. Williams

/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson

/s/ Edward J. Zore*	Trustee
Edward J. Zore

*By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact,
pursuant to the Power of Attorney filed on October 1, 2013.

Each of the signatures is affixed as of April 28, 2014.

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 28 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT A

Exhibit	Description
(b)(4)(h)(1)	Flexible Payment Deferred Variable Annuity – Account B front-load Contract, ICC12.RR.VA.AFR. (0313)	Filed herewith
(b)(4)(h)(2)	Flexible Payment Deferred Variable Annuity – Account B back-load Contract, ICC12.RR.VA.ABK. (0313)	Filed herewith
(b)(4)(h)(3)	Enhanced Death Benefit for front-load and back-load Contracts, ICC12.VA.EDB. (0313)	Filed herewith
(b)(9)	Opinion and Consent of Raymond J. Manista, Esq. dated April 28, 2014	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 28, 2014	Filed herewith